AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 55.23%
CONSUMER DISCRETIONARY - 7.24%
Auto Components - 0.75%
Johnson Controls, Inc.	169,700	$7,886

Automobiles - 2.93%
Ford Motor Co.	355,300	5,226
General Motors Co.	354,079	11,551
Honda Motor Co., Ltd., Sponsored ADRA	100,700	3,043
Toyota Motor Corp., Sponsored ADRA	85,800	11,055

		30,875

Hotels, Restaurants & Leisure - 0.25%
Carnival Corp.	27,300	1,200
McDonald’s Corp.	15,400	1,424

		2,624

Household Durables - 0.20%
Stanley Black & Decker, Inc.	23,000	2,154

Media - 1.72%
Comcast Corp., Special Class A	28,700	1,518
DIRECTVB	44,100	3,761
Discovery Communications, Inc.B	51,100	1,481
Interpublic Group of Cos., Inc.	125,000	2,493
Omnicom Group, Inc.	13,700	997
Time Warner Cable, Inc.	29,200	3,975
Tribune Media Co., Class AB	67,700	3,987

		18,212

Multiline Retail - 1.05%
Nordstrom, Inc.	14,600	1,113
Target Corp.	135,700	9,988

		11,101

Specialty Retail - 0.34%
Bed Bath & Beyond, Inc.B	34,800	2,602
Lowe’s Cos., Inc.	15,000	1,016

		3,618

Total Consumer Discretionary		76,470

CONSUMER STAPLES - 2.52%
Beverages - 0.36%
Diageo PLC, Sponsored ADRA C	23,200	2,741
Molson Coors Brewing Co., Class B	13,700	1,040

		3,781

Food & Drug Retailing - 0.39%
Sysco Corp.	30,400	1,191

	Shares	Fair Value
		(000’s)
Wal-Mart Stores, Inc.	34,900	$2,966

		4,157

Food Products - 0.41%
Bunge Ltd.	12,000	1,074
Kellogg Co.	22,400	1,469
Mondelez International, Inc., Class A	51,500	1,815

		4,358

Tobacco - 1.36%
Altria Group, Inc.	66,100	3,510
Imperial Tobacco Group PLC, ADRA C	47,000	4,391
Philip Morris International, Inc.	79,900	6,410

		14,311

Total Consumer Staples		26,607

ENERGY - 6.13%
Energy Equipment & Services - 1.13%
Cobalt International Energy, Inc.B	455,600	4,155
Halliburton Co.	133,700	5,347
Schlumberger Ltd.	29,000	2,389

		11,891

Oil & Gas - 5.00%
Apache Corp.	36,200	2,265
BP PLC, Sponsored ADRA C	215,560	8,371
Canadian Natural Resources Ltd.	137,100	3,968
Cimarex Energy Co.	17,500	1,806
ConocoPhillips	64,090	4,036
Continental Resources, Inc.B	31,900	1,448
Hess Corp.	25,700	1,734
Kosmos Energy Ltd.B	141,100	1,237
Marathon Oil Corp.	116,800	3,107
Marathon Petroleum Corp.	39,850	3,690
Murphy Oil Corp.	70,100	3,148
Occidental Petroleum Corp.	84,000	6,720
Phillips 66	68,295	4,803
Royal Dutch Shell PLC, Class A, ADRA C	87,354	5,368
Seadrill Ltd.	110,000	1,181

		52,882

Total Energy		64,773

FINANCIALS - 14.26%
Banks - 1.45%
Bank of New York Mellon Corp.	49,800	1,793
Citizens Financial Group	142,900	3,415
PNC Financial Services Group, Inc.	91,125	7,703
SunTrust Banks, Inc.	62,300	2,394

		15,305

Diversified Financials - 9.21%
American Express Co.	52,800	4,260
Bank of America Corp.	998,280	15,124
Blackstone Group, LPD	119,300	4,455
Capital One Financial Corp.	95,900	7,021
Citigroup, Inc.	427,670	20,079

	Shares	Fair Value
		(000’s)
Generac Holdings, Inc.	33,500	$1,465
Goldman Sachs Group, Inc.	10,700	1,845
JPMorgan Chase & Co.	407,334	22,152
KKR & Co., LPDI	158,900	3,815
Morgan Stanley	29,200	987
Santander Consumer USA Holdings, Inc.	161,900	2,890
SLM Corp.	196,400	1,789
Wells Fargo & Co.	218,298	11,334

		97,216

Insurance - 3.35%
Allstate Corp.	36,800	2,568
American International Group, Inc.	163,500	7,991
Berkshire Hathaway, Inc., Class BB	38,937	5,603
Hartford Financial Services Group, Inc.	78,800	3,065
Lincoln National Corp.	60,700	3,034
MetLife, Inc.	177,800	8,269
Unum Group	92,600	2,876
XL Group PLCC	57,100	1,969

		35,375

Real Estate - 0.25%
Hatteras Financial Corp.E	79,200	1,440
Two Harbors Investment Corp.E	116,200	1,199

		2,639

Total Financials		150,535

HEALTH CARE - 7.76%
Health Care Equipment & Supplies - 1.10%
Medtronic PLCC	149,028	10,641
Zimmer Holdings, Inc.	8,700	975

		11,616

Health Care Providers & Services - 2.25%
Aetna, Inc.	11,300	1,038
Anthem, Inc.	99,400	13,415
Express Scripts Holding Co.B	25,400	2,050
Humana, Inc.	17,700	2,592
Quest Diagnostics, Inc.	16,500	1,173
UnitedHealth Group, Inc.	32,700	3,474

		23,742

Pharmaceuticals - 4.41%
AbbVie, Inc.	33,400	2,016
Eli Lilly & Co.	35,100	2,527
Endo International PLCBC	21,600	1,720
GlaxoSmithKline PLC, Sponsored ADRA C	111,600	4,910
Horizon Pharma PLCBC	68,300	1,122
Jazz Pharmaceuticals PLCB C	7,100	1,202
Johnson & Johnson	48,400	4,847
Merck & Co., Inc.	102,000	6,149
Mylan, Inc.B	41,600	2,211
Pfizer, Inc.	319,954	9,998
Sanofi, ADRA	214,800	9,900

		46,602

Total Health Care		81,960

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 4.79%
Aerospace & Defense - 1.32%
Boeing Co.	19,100	$2,777
General Dynamics Corp.	42,400	5,648
Raytheon Co.	44,700	4,472
Rockwell Collins, Inc.	12,700	1,087

		13,984

Construction & Engineering - 0.19%
Chicago Bridge & Iron Co. NV	58,200	2,008

Diversified Manufacturing - 0.21%
Eaton Corp., PLCC	35,200	2,221

Electrical Equipment - 0.30%
Emerson Electric Co.	56,500	3,217

Industrial Conglomerates - 0.89%
General Electric Co.	229,600	5,485
Honeywell International, Inc.	40,200	3,930

		9,415

Machinery - 1.88%
Caterpillar, Inc.	23,700	1,895
CNH Industrial N.V.	177,000	1,354
Cummins, Inc.	23,800	3,319
Joy Global, Inc.	69,000	2,894
Oshkosh Corp.	58,200	2,494
PACCAR, Inc.	27,700	1,665
Parker Hannifin Corp.	8,000	932
Reliance Steel & Aluminum Co.	64,700	3,389
Xylem, Inc.	53,700	1,831

		19,773

Total Industrials		50,618

INFORMATION TECHNOLOGY - 6.85%
Communications Equipment - 1.31%
Cisco Systems, Inc.	317,400	8,368
Corning, Inc.	230,700	5,484

		13,852

Computers & Peripherals - 1.05%
Hewlett-Packard Co.	90,100	3,256
International Business Machines Corp.	13,000	1,993
Seagate Technology PLCC	56,025	3,162
Teradata Corp.B	23,300	1,038
Western Digital Corp.	16,600	1,614

		11,063

Electronic Equipment & Instruments - 0.10%
TE Connectivity Ltd.	15,225	1,011

Semiconductor Equipment & Products - 1.65%
Applied Materials, Inc.	130,900	2,990
Intel Corp.	171,800	5,675
Lam Research Corp.	34,000	2,599
Micron Technology, Inc.B	158,400	4,636
Texas Instruments, Inc.	28,000	1,497

		17,397

	Shares	Fair Value
		(000’s)
Software - 2.74%
Activision Blizzard, Inc.	200,800	$4,196
Check Point Software Technologies Ltd.B	33,400	2,577
Microsoft Corp.	241,300	9,749
Navient Corp.	96,400	1,903
Oracle Corp.	252,100	10,560

		28,985

Total Information Technology		72,308

MATERIALS - 0.87%
Chemicals - 0.41%
Dow Chemical Co.	45,500	2,055
Eastman Chemical Co.	31,400	2,226

		4,281

Metals & Mining - 0.21%
Rio Tinto PLC Sponsored, ADRAC	51,200	2,259

Paper & Forest Products - 0.25%
Louisiana-Pacific Corp.B	160,700	2,631

Total Materials		9,171

TELECOMMUNICATION SERVICES - 3.12%
Diversified Telecommunication Services - 1.79%
AT&T, Inc.	176,077	5,796
Telefonaktiebolaget LM Ericsson, ADRA	250,800	3,042
Verizon Communications, Inc.	220,308	10,071

		18,909

Wireless Telecommunication Services - 1.33%
China Mobile Ltd., Sponsored ADRA	136,600	8,923
Vodafone Group PLC, Sponsored ADRA C	145,145	5,099

		14,022

Total Telecommunication Services		32,931

UTILITIES - 1.69%
Electric - 1.69%
Calpine Corp.B	121,700	2,541
CenterPoint Energy, Inc.	138,400	3,196
Entergy Corp.	49,400	4,323
NRG Energy, Inc.	62,100	1,531
PPL Corp.	28,900	1,026
Public Service Enterprise Group, Inc.	123,500	5,271

Total Utilities		17,888

Total Common Stock (Cost $473,712)		583,261

PREFERRED STOCK - 0.46%
FINANCIALS - 0.33%
Insurance - 0.16%
Allstate Corp., 1.00%, Due 1/15/2053	68,300	1,762

	Shares	Fair Value
		(000’s)
Real Estate - 0.17%
Public Storage, Inc., 5.75%, Due 12/31/2049	68,900	$1,757

Total Financials		3,519

SERVICE - 0.13%
Cable/Broadcasting/Satellite - 0.13%
Comcast Corp., 5%, Due 12/15/2061	52,500	1,334

Total Preferred Stock (Cost $4,943)		4,853

	Par Amount	Fair Value
	(000’s)	(000’s)

CORPORATE OBLIGATIONS 11.87%
MANUFACTURING- 1.86%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	$175	181
Altera Corp.,
1.75%, Due 5/15/2017	165	167
2.50%, Due 11/15/2018	165	170
American Honda Finance Corp., 3.875%, Due 9/21/2020F	250	273
Analog Devices, Inc., 3.00%, Due 4/15/2016	225	231
Apple, Inc., 2.40%, Due 5/3/2023	740	749
Applied Materials, Inc., 2.65%, Due 6/15/2016	310	316
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024F	650	696
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	285	289
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	480	488
Cooper US, Inc., 3.875%, Due 12/15/2020	385	416
Cummins, Inc., 3.65%, Due 10/1/2023	425	464
Daimler Finance North America LLC, 2.25%, Due 9/3/2019F G	350	356
Delphi Corp., 4.15%, Due 3/15/2024	410	442
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	409
4.125%, Due 11/15/2021	300	327
3.00%, Due 11/15/2022	210	212
3.50%, Due 10/1/2024	400	411
Eaton Corp., PLC,
5.60%, Due 5/15/2018C	205	229
2.75%, Due 11/2/2022C	200	204
EMC Corp., 1.875%, Due 6/1/2018	560	566
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017G	300	316
5.875%, Due 8/2/2021G	400	473
General Electric Co., 5.25%, Due 12/6/2017	285	318

	Par Amount	Fair Value
	(000’s)	(000’s)
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	$325	$328
4.05%, Due 9/15/2022	300	318
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	300	304
Intel Corp., 3.30%, Due 10/1/2021	315	338
John Deere Capital Corp.,
1.05%, Due 10/11/2016	380	382
1.30%, Due 3/12/2018	465	467
Johnson Controls, Inc., 5.00%, Due 3/30/2020	320	360
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	270	303
L-3 Communications Corp., 3.95%, Due 5/28/2024	215	223
LYB International Finance BV, 4.00%, Due 7/15/2023	400	423
Monsanto Co.,
1.15%, Due 6/30/2017	645	646
4.40%, Due 7/15/2044	425	471
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019F	600	613
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	169
Nucor Corp.,
4.125%, Due 9/15/2022	205	224
4.00%, Due 8/1/2023	210	225
Oracle Corp.,
2.25%, Due 10/8/2019	425	437
4.30%, Due 7/8/2034	425	481
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	293
1.10%, Due 6/6/2017	195	195
Pentair Finance S.A., 3.15%, Due 9/15/2022	265	268
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	405	413
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	271
2.125%, Due 7/18/2019	400	411
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	175	198
United Technologies Corp.,
1.80%, Due 6/1/2017	535	546
6.125%, Due 7/15/2038	450	626
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019F G	650	667
Xerox Corp., 2.95%, Due 3/15/2017	150	155
Xilinx, Inc., 2.125%, Due 3/15/2019	180	183

		19,641

	Par Amount	Fair Value
	(000’s)	(000’s)
FINANCE- 5.75%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020G	$350	$410
Aetna, Inc.,
2.75%, Due 11/15/2022	400	405
4.75%, Due 3/15/2044	295	353
American Express Co., 4.05%, Due 12/3/2042	390	415
American Express Credit Corp.,
1.30%, Due 7/29/2016	360	362
2.125%, Due 3/18/2019	485	492
American International Group, Inc.,
6.40%, Due 12/15/2020	243	297
4.875%, Due 6/1/2022	600	689
4.50%, Due 7/16/2044	280	307
Bank of America Corp.,
7.80%, Due 9/15/2016	700	770
2.60%, Due 1/15/2019	975	996
4.125%, Due 1/22/2024	1,500	1,626
4.00%, Due 4/1/2024	500	539
6.11%, Due 1/29/2037	365	450
5.00%, Due 1/21/2044	645	764
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	640	639
2.20%, Due 3/4/2019	480	490
Bank One Corp., 4.90%, Due 4/30/2015	250	253
Barclays Bank PLC,
3.90%, Due 4/7/2015C	330	332
0.776%, Due 12/9/2016C H	895	896
3.75%, Due 5/15/2024C	1,200	1,292
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018G	945	1,094
Berkshire Hathaway Finance Corp., 0.95%, Due 8/15/2016	315	317
BNP Paribas S.A., 3.60%, Due 2/23/2016	320	329
Boston Properties LP, 3.125%, Due 9/1/2023E I	255	260
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	540	545
Capital One Financial Corp., 2.45%, Due 4/24/2019	360	365
Citigroup, Inc.,
0.778%, Due 3/10/2017H	310	309
8.50%, Due 5/22/2019	1,300	1,638
2.50%, Due 7/29/2019	1,155	1,172
5.875%, Due 1/30/2042	300	391
CNA Financial Corp., 7.35%, Due 11/15/2019	385	471
Deutsche Bank AG/London, 0.843%, Due 2/13/2017H	1,545	1,549
ERP Operating LP, 3.00%, Due 4/15/2023I	205	208
Fifth Third Bancorp, 0.667%, Due 12/20/2016H	1,000	994

	Par Amount	Fair Value
	(000’s)	(000’s)
General Electric Capital Corp.,
5.625%, Due 5/1/2018	$375	$424
6.00%, Due 8/7/2019	350	414
5.50%, Due 1/8/2020	250	293
5.30%, Due 2/11/2021	205	239
3.15%, Due 9/7/2022	635	667
5.875%, Due 1/14/2038	240	318
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	325	339
6.25%, Due 9/1/2017	650	724
5.95%, Due 1/18/2018	590	661
1.332%, Due 11/15/2018H	3,410	3,442
6.00%, Due 6/15/2020	175	206
5.75%, Due 1/24/2022	800	949
3.50%, Due 1/23/2025	245	252
HCP, Inc., 5.375%, Due 2/1/2021	425	486
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	240	259
5.25%, Due 1/15/2022E	285	326
Humana, Inc., 3.15%, Due 12/1/2022	480	485
ING Bank N.V.,
5.125%, Due 5/1/2015F	450	455
3.75%, Due 3/7/2017F	400	421
JPMorgan Chase & Co.,
0.571%, Due 6/13/2016H	415	411
3.625%, Due 5/13/2024	1,200	1,261
3.875%, Due 9/10/2024	430	444
5.50%, Due 10/15/2040	650	818
KeyCorp, 5.10%, Due 3/24/2021	255	295
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023F	310	332
Liberty Mutual Insurance Co., 7.875%, Due 10/15/2026F	1,500	1,944
Loews Corp., 5.25%, Due 3/15/2016	650	682
Macquarie Bank Ltd., 0.886%, Due 10/27/2017F	820	820
Macquarie Group Ltd.,
1.255%, Due 1/31/2017F H	1,060	1,070
MetLife, Inc.,
6.375%, Due 6/15/2034	350	490
4.721%, Due 12/15/2044	400	473
Morgan Stanley,
0.733%, Due 10/17/2015H	920	922
1.75%, Due 2/25/2016H	610	614
1.536%, Due 4/25/2018H	3,405	3,447
7.30%, Due 5/13/2019	750	903
5.625%, Due 9/23/2019	350	401
2.65%, Due 1/27/2020	735	746
4.35%, Due 9/8/2026	435	455
National Australia Bank Ltd., 4.375%, Due 12/10/2020F	325	364
Nordea Bank AB, 4.875%, Due 1/27/2020F	300	341

	Par Amount	Fair Value
	(000’s)	(000’s)
PNC Funding Corp., 3.30%, Due 3/8/2022	$425	$450
Prudential Financial, Inc., 7.375%, Due 6/15/2019	300	366
4.60%, Due 5/15/2044	650	727
Simon Property Group LP, 2.20%, Due 2/1/2019I J	635	650
3.375%, Due 10/1/2024E I J	650	683
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	420	440
Toronto Dominion Bank, 2.625%, Due 9/10/2018	585	605
Trinity Acquisition PLC, 4.625%, Due 8/15/2023C	205	221
UBS AG, 5.875%, Due 12/20/2017	611	685
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	331
3.95%, Due 10/15/2042	215	231
US Bancorp, 1.95%, Due 11/15/2018	950	965
Ventas Realty LP, 5.70%, Due 9/30/2043I	175	222
Wachovia Corp.,
0.623%, Due 10/15/2016H	910	907
5.75%, Due 2/1/2018	695	780
Wells Fargo & Co., 2.15%, Due 1/15/2019	265	269
Westpac Banking Corp., 1.50%, Due 12/1/2017	850	853

		60,396

CONSUMER - 0.29%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	349
2.85%, Due 8/9/2022	350	351
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	125	203
Diageo Capital PLC, 1.50%, Due 5/11/2017C	880	890
General Mills, Inc.,
2.20%, Due 10/21/2019	950	960
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042F	300	352

		3,105

SERVICE - 1.28%
AbbVie, Inc.,
1.75%, Due 11/6/2017	305	307
2.90%, Due 11/6/2022	220	224
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024F	650	661
Baxter International, Inc., 1.85%, Due 6/15/2018	355	358
Bayer US Finance LLC, 2.375%, Due 10/8/2019F G	300	308
Becton Dickinson and Co., 3.25%, Due 11/12/2020	290	300

	Par Amount	Fair Value
	(000’s)	(000’s)
Cardinal Health, Inc., 3.20%, Due 3/15/2023	$445	$458
CareFusion Corp., 3.875%, Due 5/15/2024	310	332
CBS Corp., 3.375%, Due 3/1/2022	700	722
Celgene Corp., 5.25%, Due 8/15/2043	185	224
Comcast Corp., 5.875%, Due 2/15/2018	535	607
6.55%, Due 7/1/2039	450	646
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040G	155	191
eBay, Inc., 1.35%, Due 7/15/2017	350	349
Genzyme Corp., 5.00%, Due 6/15/2020	275	316
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017C	725	733
Home Depot, Inc., 2.70%, Due 4/1/2023	190	195
Lowe’s Companies, Inc., 4.25%, Due 9/15/2044	215	242
MasterCard, Inc., 3.375%, Due 4/1/2024	330	352
McKesson Corp.,
3.25%, Due 3/1/2016	160	164
1.292%, Due 3/10/2017	215	216
3.796%, Due 3/15/2024	400	428
Medtronic, Inc.,
3.50%, Due 3/15/2025F	650	688
4.375%, Due 3/15/2035F	240	267
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	150	165
Sanofi,
1.25%, Due 4/10/2018	135	135
4.00%, Due 3/29/2021	355	396
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	166
4.30%, Due 11/23/2023	300	329
3.85%, Due 9/29/2024	400	422
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	518
4.75%, Due 3/29/2021	325	365
Viacom, Inc., 4.50%, Due 2/27/2042	450	448
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	425	435
3.80%, Due 11/18/2024	300	317
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	533

		13,517

UTILITIES - 0.64%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	457

	Par Amount	Fair Value
	(000’s)	(000’s)
4.625%, Due 12/1/2054	$150	$176
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	290	311
Dominion Resources, Inc., 4.70%, Due 12/1/2044	650	763
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	330	354
Duke Energy Progress, Inc., 4.15%, Due 12/1/2044	340	393
Electricite de France S.A., 4.60%, Due 1/27/2020F	320	359
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	500	676
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	315	345
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	300	337
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	395
Sempra Energy, 6.50%, Due 6/1/2016	210	226
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	205	220
Southern Co., 2.15%, Due 9/1/2019	290	295
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	635
Union Electric Co., 6.70%, Due 2/1/2019	260	309
Xcel Energy, Inc., 5.613%, Due 4/1/2017	434	475

		6,726

ENERGY - 0.94%
Apache Corp., 5.10%, Due 9/1/2040	170	178
Buckeye Partners LP, 4.875%, Due 2/1/2021I	215	229
Canadian Natural Resources Ltd., 3.45%, Due 11/15/2021	430	434
6.25%, Due 3/15/2038	365	411
ConocoPhillips, 6.65%, Due 7/15/2018	460	535
DCP Midstream Operating LP,
2.70%, Due 4/1/2019I	215	207
5.60%, Due 4/1/2044I	215	207
Devon Energy Corp., 4.75%, Due 5/15/2042	300	328
Enable Midstream Partners LP, 3.90%, Due 5/15/2024F I	300	294
Energy Transfer Partners LP, 4.15%, Due 10/1/2020I	275	290
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039G	450	568
EOG Resources, Inc., 2.50%, Due 2/1/2016	325	330

	Par Amount	Fair Value
	(000’s)	(000’s)
Halliburton Co., 3.25%, Due 11/15/2021	$525	$551
Husky Energy, Inc., 3.95%, Due 4/15/2022	480	489
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	215	216
Phillips 66,
2.95%, Due 5/1/2017	300	310
4.30%, Due 4/1/2022	385	421
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044I	180	192
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	645	702
Shell International Finance BV, 1.125%, Due 8/21/2017	725	728
Spectra Energy Capital LLC, 5.65%, Due 3/1/2020G	455	513
Spectra Energy Partners LP, 4.60%, Due 6/15/2021I	175	194
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024I	125	130
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	315
7.625%, Due 1/15/2039	375	544
6.10%, Due 6/1/2040	170	214
Williams Partners LP, 3.90%, Due 1/15/2025I	405	392

		9,922

TRANSPORTATION - 0.22%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030G	235	353
5.75%, Due 5/1/2040G	170	224
5.15%, Due 9/1/2043G	200	245
Canadian National Railway Co., 5.55%, Due 5/15/2018	350	396
CSX Corp., 5.50%, Due 4/15/2041	325	418
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	478
Union Pacific Corp., 3.375%, Due 2/1/2035	195	200

		2,314

TELECOMMUNICATIONS - 0.89%
America Movil SAB de CV, 6.375%, Due 3/1/2035	350	450
AT&T, Inc., 4.35%, Due 6/15/2045	841	836
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042F	300	343
Oi S.A., 5.75%, Due 2/10/2022F	3,085	2,680
Orange S.A., 2.125%, Due 9/16/2015	150	151

	Par Amount	Fair Value
	(000’s)	(000’s)
Rogers Communications, Inc., 5.00%, Due 3/15/2044	$455	$531
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	420
5.15%, Due 9/15/2023	175	201
3.50%, Due 11/1/2024	200	205
6.40%, Due 9/15/2033	350	453
6.90%, Due 4/15/2038	475	650
6.55%, Due 9/15/2043	600	811
Vodafone Group PLC,
1.50%, Due 2/19/2018C	615	611
6.15%, Due 2/27/2037C	815	1,040

		9,382

Total Corporate Obligations (Cost $117,420)		125,003

FOREIGN GOVERNMENT OBLIGATIONS 0.05%
Oil & Gas - 0.05%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	200	195
Petroleos Mexicanos, 6.00%, Due 3/5/2020	325	365

Total Foreign Government Obligations (Cost $523)		560

ASSET-BACKED OBLIGATIONS - 1.03%
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	455	457
AmeriCredit Automobile Receivables Trust, 1.15%, Due 6/10/2019, 2014 3 A3	625	626
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	1,045	1,046
1.09%, Due 3/20/2018, 2013-4 A3	580	580
Capital One Multi-Asset Execution Trust, 1.48%, Due 7/15/2020, 2014 A5 A	905	913
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	425	427
Ford Credit Auto Lease Trust, 0.90%, Due 6/15/2017, 2014 A A4	260	260
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,109
1.40%, Due 8/15/2019, 2014 4 A1	1,155	1,160
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	245	245
0.90%, Due 12/16/2019, 2014 A A4	820	821
National Credit Union Administration, 0.567%, Due 3/11/2020, 2011 R3 1AH	1,432	1,438
Nissan Master Owner Trust Receivables, 0.467%, Due 2/15/2018, 2013-A AH	1,500	1,499

Total Asset-Backed Obligations (Cost $10,870)		10,901

	Par Amount	Fair Value
	(000’s)	(000’s)
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.84%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	$123	$123
5.634%, Due 4/10/2049, 2007-2 A2	41	41
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	705
5.54%, Due 9/11/2041, 2006-PW13 A4	390	409
Ginnie Mae REMIC Trust,
2.174%, Due 7/16/2038, 2011-147 A	1,755	1,765
1.147%, Due 12/16/2038, 2013-139 A	1,870	1,853
1.45%, Due 4/16/2039, 2013-45 AB	1,824	1,806
1.624%, Due 7/16/2039, 2013-78 AB	1,909	1,885
2.586%, Due 9/16/2039, 2014-31 AB	1,848	1,878
1.367%, Due 11/16/2041, 2013 125 AB	1,916	1,896
2.543%, Due 9/16/2044, 2011-96 AC	338	341
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,474
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1F	207	215
3.849%, Due 12/10/2043, 2010-C2 A1F	489	504
3.645%, Due 3/10/2044, 2011-GC3 A2F	332	338
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1F	259	260
4.388%, Due 2/15/2046, 2011-C3 A3F	550	597
5.699%, Due 2/12/2049, 2007-CB19 A4	550	591
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	665	701
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	485	518
Wachovia Bank Commercial Mortgage Trust, 5.716%, Due 6/15/2049, 2007-C32 A2	40	40
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	455	487

Total Commercial Mortgage-Backed Obligations (Cost $19,150)		19,427

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.04% (Cost $382)
Freddie Mac (REMIC),
0.567%, Due 12/15/2040, 3891 DFH	382	383

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.92%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	$89	$94
5.00%, Due 10/1/2020	39	42
3.50%, Due 9/1/2028	1,969	2,115
5.00%, Due 8/1/2033	235	260
5.50%, Due 2/1/2034	213	239
5.00%, Due 3/1/2034	171	189
6.00%, Due 6/1/2034	161	184
6.00%, Due 8/1/2034	130	149
5.00%, Due 8/1/2035	135	149
5.00%, Due 9/1/2035	95	105
5.50%, Due 4/1/2037	141	158
5.50%, Due 5/1/2038	72	81
4.00%, Due 1/1/2041	717	768
4.50%, Due 2/1/2041	575	625
3.50%, Due 3/1/2042	407	432
3.50%, Due 6/1/2042	2,020	2,131
3.50%, Due 7/1/2042	527	556
3.00%, Due 8/1/2042	837	865
3.50%, Due 2/1/2043	2,153	2,272

		11,414

Federal National Mortgage Association
6.00%, Due 4/1/2016	12	13
5.00%, Due 12/1/2017	67	71
4.50%, Due 9/1/2018	54	57
4.00%, Due 8/1/2020	89	94
3.50%, Due 1/1/2026	146	156
4.00%, Due 5/1/2026	753	805
4.00%, Due 6/1/2026	969	1,039
3.50%, Due 1/1/2028	235	250
3.00%, Due 7/1/2029	1,614	1,708
5.00%, Due 3/1/2034	255	283
4.50%, Due 4/1/2034	340	372
4.50%, Due 9/1/2034	113	123
5.50%, Due 12/1/2035	67	75
5.00%, Due 2/1/2036	100	111
5.50%, Due 4/1/2036	121	136
6.00%, Due 9/1/2036	89	101
5.50%, Due 2/1/2037	136	152
5.50%, Due 6/1/2038	42	47
4.50%, Due 1/1/2040	616	671
5.00%, Due 5/1/2040	1,890	2,105
5.00%, Due 6/1/2040	800	888
4.00%, Due 9/1/2040	514	551
4.00%, Due 1/1/2041	1,526	1,636
4.00%, Due 2/1/2041	1,429	1,548
5.00%, Due 3/1/2041	731	809
4.00%, Due 4/1/2041	741	811
4.50%, Due 4/1/2041	1,565	1,706
4.50%, Due 6/1/2041	991	1,079
4.50%, Due 8/1/2041	989	1,077
4.50%, Due 10/1/2041	606	669
5.00%, Due 3/1/2042	531	593

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 8/1/2042	$1,655	$1,780
3.50%, Due 9/1/2042	722	764
3.50%, Due 1/1/2043	1,212	1,282
4.50%, Due 1/1/2043	1,732	1,888
3.00%, Due 6/1/2043	2,767	2,863
3.00%, Due 8/1/2043	2,333	2,415
3.50%, Due 8/1/2044	2,515	2,660
4.00%, Due 9/1/2044	1,084	1,180

		34,568

Government National Mortgage Association
7.00%, Due 12/15/2025	95	112
6.50%, Due 8/15/2027	94	109
6.50%, Due 11/15/2027	96	112
7.50%, Due 12/15/2028	93	113
5.50%, Due 7/15/2033	206	237
6.00%, Due 12/15/2033	240	277
5.00%, Due 10/15/2039	385	433
5.50%, Due 2/15/2040	451	504
5.50%, Due 2/20/2034	301	339
4.50%, Due 10/20/2040	719	799
4.50%, Due 5/15/2039	1,095	1,198
4.00%, Due 5/15/2040	447	481
4.50%, Due 6/15/2040	475	528
3.50%, Due 3/15/2043	668	707

		5,949

Total U.S. Agency Mortgage-Backed Obligations (Cost $50,280)		51,931

U.S. TREASURY OBLIGATIONS - 18.54%
U.S. Treasury Floating Rate Note
0.090%, Due 7/31/2016H	8,985	8,984
0.10%, Due 1/31/2017	29,600	29,602

		38,586

U.S. Treasury Notes/Bonds
0.25%, Due 12/15/2015	300	300
1.50%, Due 6/30/2016	3,000	3,050
3.125%, Due 10/31/2016	3,000	3,142
0.875%, Due 1/31/2017	21,445	21,606
0.75%, Due 12/31/2017	2,800	2,799
1.375%, Due 9/30/2018	1,550	1,573
1.125%, Due 5/31/2019	4,000	4,005
1.25%, Due 2/29/2020	5,300	5,307
1.75%, Due 10/31/2020	5,200	5,315
2.00%, Due 11/15/2021	9,995	10,336
2.00%, Due 2/15/2022	15,415	15,950
1.625%, Due 11/15/2022	5,000	5,029
2.50%, Due 8/15/2023	5,600	6,000
2.375%, Due 8/15/2024	6,025	6,400
6.875%, Due 8/15/2025	580	870
5.25%, Due 11/15/2028	450	629
4.75%, Due 2/15/2037	130	192
4.50%, Due 8/15/2039	730	1,050
3.125%, Due 11/15/2041	6,445	7,630
2.875%, Due 5/15/2043	62,765	70,895

		172,078

	Par Amount	Fair Value
	(000’s)	(000’s)
Total U.S. Treasury Obligations (Cost $195,198)		$210,664

MUNICIPAL OBLIGATIONS - 0.34% (Cost $2,728)
Municipal Electric Authority of Georgia, 6.655%, Due 4/1/2057,	2,630	3,641

Total Municipal Obligations

	Shares
SHORT-TERM INVESTMENTS - 6.69%
American Beacon U.S. Government Money Market Select Fund, Select Class	2,000,000	2,000
JPMorgan U.S. Government Money Market Fund, Capital Class	68,701,311	68,701

Total Short-Term Investments (Cost $70,701)		70,701

TOTAL INVESTMENTS - 101.01% (Cost $945,907)		1,081,325
LIABILITIES, NET OF OTHER ASSETS - (1.01%)		(25,135)

TOTAL NET ASSETS - 100.00%		$1,056,190

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	PLC - Public Limited Company.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,218 or 1.53% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	LP - Limited Partnership.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	611	March 2015	$60,745,620	$(1,051,188)

				$60,745,620	$(1,051,188)

American Beacon Large Cap Value Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.89%
CONSUMER DISCRETIONARY - 12.25%
Auto Components - 1.40%
Delphi Automotive PLCA	123,764	$8,506
Johnson Controls, Inc.	3,170,009	147,311

		155,817

Automobiles - 4.25%
Ford Motor Co.	5,869,300	86,337
General Motors Co.	5,494,098	179,218
Honda Motor Co., Ltd., Sponsored ADRB	1,671,700	50,519
Toyota Motor Corp., Sponsored ADRB	1,219,600	157,146

		473,220

Hotels, Restaurants & Leisure - 0.46%
Carnival Corp.	417,300	18,345
McDonald’s Corp.	360,374	33,312

		51,657

Household Durables - 0.36%
Stanley Black & Decker, Inc.	426,923	39,981

Leisure Equipment & Products - 0.06%
Hasbro, Inc.	101,759	5,588
Mattel, Inc.	56,155	1,511

		7,099

Media - 3.12%
Comcast Corp., Special, Class A	731,382	38,690
DIRECTVC	623,400	53,164
Discovery Communications, Inc.C	848,200	24,585
Interpublic Group of Cos., Inc.	2,314,300	46,147
McGraw-Hill Cos., Inc.	60,779	5,436
Omnicom Group, Inc.	432,374	31,477
Time Warner Cable, Inc.	485,000	66,022
Time Warner, Inc.	125,968	9,817
Time, Inc.	13,504	338
Tribune Media Co., Class AC	931,459	54,854
Viacom, Inc., Class B	112,354	7,238
Walt Disney Co.	99,625	9,062

		346,830

Multiline Retail - 1.95%
Kohl’s Corp.	50,853	3,037
Nordstrom, Inc.	246,500	18,783
Target Corp.	2,655,157	195,446

		217,266

Specialty Retail - 0.65%
Advance Auto Parts, Inc.	53,117	8,446
Bed Bath & Beyond, Inc.C	621,142	46,443
Lowe’s Cos., Inc.	249,800	16,926

		71,815

Total Consumer Discretionary		1,363,685

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 5.77%
Beverages - 0.77%
Diageo PLC, Sponsored ADRA B	560,319	$66,191
Dr Pepper Snapple Group, Inc.	34,025	2,629
Molson Coors Brewing Co., Class B	222,300	16,879

		85,699

Food & Drug Retailing - 0.84%
CVS Caremark Corp.	239,272	23,487
Sysco Corp.	539,196	21,120
Wal-Mart Stores, Inc.	579,200	49,221

		93,828

Food Products - 1.14%
Bunge Ltd.	199,200	17,834
Danone S.A., Sponsored ADRB	659,386	8,875
General Mills, Inc.	342,548	17,977
Kellogg Co.	443,677	29,096
Mondelez International, Inc., Class A	939,700	33,116
Nestle S.A., Sponsored ADRB	265,661	20,326

		127,224

Household Products - 0.06%
Procter & Gamble Co.	74,940	6,317

Tobacco - 2.96%
Altria Group, Inc.	1,404,965	74,604
Imperial Tobacco Group PLC, ADRA B	928,072	86,700
Lorillard, Inc.	204,249	13,401
Philip Morris International, Inc.	1,923,803	154,365

		329,070

Total Consumer Staples		642,138

ENERGY - 9.88%
Energy Equipment & Services - 1.41%
Baker Hughes, Inc.	38,779	2,249
Cobalt International Energy, Inc.C	4,124,700	37,617
Halliburton Co.	1,888,100	75,505
Schlumberger Ltd.	501,069	41,283

		156,654

Oil & Gas - 8.47%
Apache Corp.	593,400	37,129
BP PLC, Sponsored ADRA B	3,352,555	130,179
Canadian Natural Resources Ltd.	2,070,700	59,926
Chevron Corp.	164,243	16,840
Cimarex Energy Co.	244,100	25,191
ConocoPhillips	1,189,240	74,898
Continental Resources, Inc.C	656,400	29,801
EOG Resources, Inc.	78,277	6,969
Exxon Mobil Corp.	256,196	22,397
Hess Corp.	374,600	25,282
Kosmos Energy Ltd.C	2,344,500	20,561
Marathon Oil Corp.	1,941,200	51,636
Marathon Petroleum Corp.	716,250	66,318
Murphy Oil Corp.	1,163,900	52,271
Occidental Petroleum Corp.	1,583,471	126,678
Phillips 66	1,237,320	87,008
Royal Dutch Shell PLC, Class A, ADRA B	1,450,302	89,121
Seadrill Ltd.	1,950,900	20,953

		943,158

Total Energy		1,099,812

	Shares	Fair Value
		(000’s)
FINANCIALS - 24.47%
Banks - 2.80%
Bank of New York Mellon Corp.	1,242,523	$44,731
Citizens Financial Group	2,448,600	58,522
PNC Financial Services Group, Inc.	1,728,708	146,144
SunTrust Banks, Inc.	1,026,300	39,430
U.S. Bancorp	545,089	22,845

		311,672

Diversified Financials - 15.62%
American Express Co.	971,116	78,359
Bank of America Corp.	16,468,390	249,496
BlackRock, Inc., Class A	34,126	11,620
Blackstone Group, LPD	1,682,700	62,832
Capital One Financial Corp.	1,661,200	121,616
Citigroup, Inc.	6,734,008	316,163
Franklin Resources, Inc.	281,621	14,512
Generac Holdings, Inc.	520,400	22,762
Goldman Sachs Group, Inc.	302,319	52,123
JPMorgan Chase & Co.	7,543,840	410,235
KKR & Co., LPD	2,319,400	55,689
Morgan Stanley	483,200	16,337
Nasdaq OMX Group	195,507	8,915
Santander Consumer USA Holdings, Inc.	1,814,900	32,396
SLM Corp.	3,919,000	35,702
State Street Corp.	151,630	10,843
Wells Fargo & Co.	4,621,233	239,934

		1,739,534

Insurance - 5.58%
ACE Ltd.	122,156	13,188
Allstate Corp.	611,400	42,670
American International Group, Inc.	2,712,600	132,564
Aon PLCA	153,660	13,837
Berkshire Hathaway, Inc., Class BC	546,665	78,671
Chubb Corp.	93,520	9,156
Hartford Financial Services Group, Inc.	1,266,350	49,261
Lincoln National Corp.	662,600	33,117
MetLife, Inc.	2,840,521	132,083
Prudential Financial, Inc.	140,428	10,656
Travelers Cos., Inc.	220,812	22,704
Unum Group	1,538,900	47,798
XL Group PLCA	1,034,300	35,673

		621,378

Real Estate - 0.47%
Hatteras Financial Corp.E	888,200	16,147
Two Harbors Investment Corp.E	3,546,659	36,602

		52,749

Total Financials		2,725,333

	Shares	Fair Value
		(000’s)
HEALTH CARE - 13.75%
Health Care Equipment & Supplies - 2.23%
Medtronic PLC A	2,933,511	$209,452
St. Jude Medical, Inc.	130,584	8,602
Thermo Fisher Scientific, Inc.	107,584	13,471
Zimmer Holdings, Inc.	144,900	16,243

		247,768

Health Care Providers & Services - 3.60%
Aetna, Inc.	187,200	17,189
Anthem, Inc.	1,610,200	217,312
Express Scripts Holding Co.C	577,411	46,603
Humana, Inc.	294,000	43,053
Quest Diagnostics, Inc.	270,900	19,253
UnitedHealth Group, Inc.	543,300	57,726

		401,136

Pharmaceuticals - 7.92%
Abbott Laboratories	336,279	15,052
AbbVie, Inc.	470,100	28,371
Eli Lilly & Co.	582,600	41,947
Endo International PLC A C	303,800	24,186
GlaxoSmithKline PLC, Sponsored ADRA B	1,851,400	81,462
Horizon Pharma PLC A C	959,400	15,763
Jazz Pharmaceuticals PLCA C	97,300	16,477
Johnson & Johnson	1,258,832	126,059
Merck & Co., Inc.	2,017,590	121,620
Mylan, Inc.C	541,900	28,802
Novartis AG, ADRB	42,547	4,144
Pfizer, Inc.	6,478,057	202,439
Roche Holding AG, Sponsored ADRB	97,277	3,284
Sanofi ADRB	3,723,800	171,630

		881,236

Total Health Care		1,530,140

INDUSTRIALS - 9.13%
Aerospace & Defense - 2.78%
Boeing Co.	330,700	48,074
General Dynamics Corp.	760,900	101,358
Lockheed Martin Corp.	133,561	25,159
Northrop Grumman Corp.	68,334	10,725
Raytheon Co.	802,600	80,300
Rockwell Collins, Inc.	214,700	18,383
United Technologies Corp.	225,058	25,832

		309,831

Air Freight & Couriers - 0.16%
United Parcel Service, Inc., Class B	181,796	17,969

Commercial Services & Supplies - 0.02%
Equifax, Inc.	31,430	2,655

Construction & Engineering - 0.25%
Chicago Bridge & Iron Co. NV	816,300	28,171

Diversified Manufacturing - 0.37%
Eaton Corp., PLCA	649,815	40,997

	Shares	Fair Value
		(000’s)
Electrical Equipment - 0.64%
Emerson Electric Co.	1,011,300	$57,584
Tyco International PLC A	332,447	13,567

		71,151

Industrial Conglomerates - 1.85%
3M Co.	157,816	25,614
General Electric Co.	3,503,400	83,696
Honeywell International, Inc.	986,772	96,466

		205,776

Machinery - 2.99%
Caterpillar, Inc.	363,200	29,045
CNH Industrial N.V.	3,028,700	23,170
Cummins, Inc.	393,000	54,807
Danaher Corp.	196,465	16,185
Illinois Tool Works, Inc.	91,736	8,540
Joy Global, Inc.	966,300	40,526
Oshkosh Corp.	801,900	34,361
PACCAR, Inc.	459,600	27,627
Parker Hannifin Corp.	132,700	15,454
Pentair PLCA	73,315	4,532
Reliance Steel & Aluminum Co.	761,200	39,864
Xylem, Inc.	1,120,421	38,206

		332,317

Road & Rail - 0.07%
Canadian National Railway Co.	110,907	7,318

Total Industrials		1,016,185

INFORMATION TECHNOLOGY - 11.49%
Communications Equipment - 1.86%
Cisco Systems, Inc.	4,412,500	116,336
Corning, Inc.	3,826,300	90,951

		207,287

Computers & Peripherals - 1.73%
Hewlett-Packard Co.	1,495,600	54,036
International Business Machines Corp.	343,301	52,631
Seagate Technology PLCA	805,025	45,436
Teradata Corp.C	393,100	17,517
Western Digital Corp.	236,300	22,975

		192,595

Electronic Equipment & Instruments - 0.17%
TE Connectivity Ltd.	278,200	18,470

IT Consulting & Services - 0.39%
Accenture PLC, Class AA	336,029	28,237
Fidelity National Information Services, Inc.	99,894	6,236
Fiserv, Inc.C	121,797	8,834

		43,307

Semiconductor Equipment & Products - 2.53%
Applied Materials, Inc.	1,838,900	42,000
Intel Corp.	2,979,100	98,430
Lam Research Corp.	476,800	36,447
Micron Technology, Inc.C	2,215,700	64,842

	Shares	Fair Value
		(000’s)
Texas Instruments, Inc.	739,840	$39,544

		281,263

Software - 4.81%
Activision Blizzard, Inc.	2,880,100	60,180
Check Point Software Technologies Ltd.C	548,200	42,305
Microsoft Corp.	4,312,400	174,221
Navient Corp.	1,949,000	38,473
Oracle Corp.	5,262,083	220,428

		535,607

Total Information Technology		1,278,529

MATERIALS - 1.29%
Chemicals - 0.73%
Dow Chemical Co.	649,500	29,332
Eastman Chemical Co.	439,800	31,178
EI du Pont de Nemours & Co.	41,571	2,960
PPG Industries, Inc.	79,459	17,710

		81,180

Containers & Packaging - 0.05%
Crown Holdings, Inc.C	122,262	5,417

Metals & Mining - 0.32%
Rio Tinto PLC, Sponsored ADR A B	804,400	35,498

Paper & Forest Products - 0.19%
Louisiana-Pacific Corp.C	1,299,100	21,266

Total Materials		143,361

TELECOMMUNICATION SERVICES - 5.03%
Diversified Telecommunication Services - 3.02%
AT&T, Inc.	3,061,200	100,775
Telefonaktiebolaget LM Ericsson, ADRB	4,158,600	50,444
Verizon Communications, Inc.	4,045,260	184,908

		336,127

Wireless Telecommunication Services - 2.01%
China Mobile Ltd., Sponsored ADRB	2,018,600	131,855
Vodafone Group PLC, Sponsored ADRA B	2,608,940	91,652

		223,507

Total Telecommunication Services		559,634

UTILITIES - 2.83%
Electric - 2.83%
Calpine Corp.C	2,021,600	42,211
CenterPoint Energy, Inc.	2,664,100	61,514
Duke Energy Corp.	36,533	3,183
Entergy Corp.	907,200	79,389
NRG Energy, Inc.	1,029,200	25,380
PPL Corp.	506,600	17,984
Public Service Enterprise Group, Inc.	2,013,300	85,929

Total Utilities		315,590

Total Common Stock (Cost $8,943,650)		10,674,407

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 0.10%
FINANCIALS - 0.09%
Real Estate - 0.09%
Public Storage, Inc., 5.75%, Due 12/31/2049	381,684	$9,733

MANUFACTURING - 0.01%
Aerospace/Defense - 0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	885

Total Preferred Stock (Cost $9,302)		10,618

SHORT-TERM INVESTMENTS - 4.29%
American Beacon U.S. Government Money Market Select Fund, Select Class F	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund, Capital Class	428,083,243	428,083

Total Short-Term Investments (Cost $478,083)		478,083

TOTAL INVESTMENTS - 100.28% (Cost $9,431,035)		11,163,108
LIABILITIES, NET OF OTHER ASSETS - (0.28%)		(30,966)

TOTAL NET ASSETS - 100.00%		$11,132,142

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-income producing security.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same advisor.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	4,028	March 2015	$400,463,760	$(7,458,379)

				$400,463,760	$(7,458,379)

American Beacon Mid-Cap Value Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.96%
CONSUMER DISCRETIONARY - 16.03%
Auto Components - 3.34%
BorgWarner, Inc.	55,139	$2,978
Dana Holding Corp.	304,300	6,351
Delphi Automotive PLCA	97,900	6,728
TRW Automotive Holdings Corp.B	52,525	5,419

		21,476

Automobiles - 0.29%
Harley-Davidson, Inc.	30,684	1,893

Hotels, Restaurants & Leisure - 1.29%
Royal Caribbean Cruises Ltd.	71,200	5,380
SeaWorld Entertainment, Inc.	164,500	2,880

		8,260

Household Durables - 1.70%
Stanley Black & Decker, Inc.	116,875	10,945

Leisure Equipment & Products - 0.37%
Hasbro, Inc.	43,172	2,371

Media - 3.70%
Interpublic Group of Cos., Inc.	405,651	8,088
Meredith Corp.	44,800	2,332
News Corp., Class AB	408,300	6,080
News Corp., Class BB	76,075	1,099
Omnicom Group, Inc.	84,669	6,164

		23,763

Multiline Retail - 0.32%
Dollar General Corp.B	30,668	2,057

Specialty Retail - 5.02%
American Eagle Outfitters, Inc.C	162,481	2,281
Bed Bath & Beyond, Inc.B	34,439	2,575
Cabela’s, Inc.B	54,664	3,004
Hanesbrands, Inc.	67,000	7,462
L Brands, Inc.	92,300	7,812
PetSmart, Inc.	20,529	1,677
Sally Beauty Holdings, Inc.B	100,894	3,136
Staples, Inc.	253,625	4,324

		32,271

Total Consumer Discretionary		103,036

CONSUMER STAPLES - 4.72%
Beverages - 0.85%
Coca-Cola Enterprises, Inc.	57,149	2,406
Molson Coors Brewing Co., Class B	40,319	3,061

		5,467

Food & Drug Retailing - 0.72%
Kroger Co.	45,285	3,127
Sysco Corp.	38,548	1,510

		4,637

	Shares	Fair Value
		(000’s)
Food Products - 1.23%
Darling Ingredients, Inc.B	156,406	$2,656
Ingredion, Inc.	20,125	1,623
JM Smucker Co.	34,925	3,602

		7,881

Tobacco - 1.92%
Lorillard, Inc.	108,500	7,119
Reynolds American, Inc.	77,100	5,239

		12,358

Total Consumer Staples		30,343

ENERGY - 4.89%
Energy Equipment & Services - 1.63%
Baker Hughes, Inc.	93,825	5,441
Superior Energy Services, Inc.	251,550	5,031

		10,472

Gas - Pipelines - 0.26%
Spectra Energy Corp.	50,184	1,678

Oil & Gas - 3.00%
EQT Corp.	31,862	2,372
Murphy Oil Corp.	245,875	11,043
Newfield Exploration Co.B	48,942	1,457
Oasis Petroleum, Inc.B	54,483	732
Pioneer Natural Resources Co.	15,200	2,288
Range Resources Corp.	11,470	531
Seadrill Ltd.C	80,400	863

		19,286

Total Energy		31,436

FINANCIALS - 26.28%
Banks - 7.20%
CIT Group, Inc.	73,800	3,234
Comerica, Inc.	100,400	4,167
Fifth Third Bancorp	396,572	6,862
First Niagara Financial Group, Inc.	337,600	2,741
Hancock Holding Co.	66,736	1,742
Investors Bancorp, Inc.	249,143	2,743
KeyCorp	374,875	4,870
New York Community Bancorp, Inc.	268,700	4,151
People’s United Financial, Inc.	307,900	4,332
Regions Financial Corp.	401,550	3,493
SunTrust Banks, Inc.	74,615	2,867
TCF Financial Corp.	166,824	2,452
Zions Bancorporation	109,713	2,629

		46,283

Diversified Financials - 4.61%
Ameriprise Financial, Inc.	61,114	7,636
Capital One Financial Corp.	34,400	2,518
Discover Financial Services	92,700	5,041
Invesco Ltd.	101,500	3,728
Legg Mason, Inc.	82,175	4,556
SLM Corp.	388,200	3,537
Synovus Financial Corp.	102,375	2,638

		29,654

	Shares	Fair Value
		(000’s)
Insurance - 9.72%
Allstate Corp.	30,800	$2,150
Assurant, Inc.	63,025	4,003
Axis Capital Holdings Ltd.	122,825	6,252
Endurance Specialty Holdings Ltd.	35,811	2,189
Genworth Financial, Inc., Class AB	272,400	1,901
Hanover Insurance Group, Inc.	42,383	2,924
Hartford Financial Services Group, Inc.	85,580	3,329
Primerica, Inc.	85,950	4,267
Progressive Corp.	241,925	6,278
Reinsurance Group of America, Inc.	24,920	2,064
Torchmark Corp.	77,680	3,889
Unum Group	99,688	3,096
Validus Holdings Ltd.	107,793	4,274
Voya Financial, Inc.	132,125	5,154
Willis Group Holdings PLCA	246,017	10,653

		62,423

Real Estate - 4.75%
Alexandria Real Estate Equities, Inc.D	40,784	3,977
American Campus Communities, Inc.D	83,568	3,674
Brixmor Property Group, Inc.D	125,711	3,407
Corporate Office Properties TrustD	89,400	2,682
Host Hotels & Resorts LPD E	427,358	9,782
Lamar Advertising Co.D	124,500	6,974

		30,496

Total Financials		168,856

HEALTH CARE - 8.68%
Biotechnology - 0.47%
Charles River Laboratories International, Inc.B	43,819	3,039

Health Care Equipment & Supplies - 2.53%
CareFusion Corp.B	31,549	1,871
Dentsply International, Inc.	27,882	1,395
Patterson Cos., Inc.	74,885	3,751
St. Jude Medical, Inc.	91,600	6,033
The Cooper Companies, Inc.	20,252	3,193

		16,243

Health Care Providers & Services - 5.68%
AmerisourceBergen Corp.	20,908	1,987
Cardinal Health, Inc.	75,700	6,297
Cigna Corp.	119,225	12,738
Omnicare, Inc.	100,300	7,520
Quest Diagnostics, Inc.	45,153	3,209
WellCare Health Plans, Inc.B	65,600	4,779

		36,530

Total Health Care		55,812

INDUSTRIALS - 12.36%
Aerospace & Defense - 0.58%
Spirit Aerosystems Holdings, Inc., Class AB	82,900	3,734

	Shares	Fair Value
		(000’s)
Building Products - 2.06%
Masco Corp.	99,875	$2,481
Owens Corning	269,200	10,781

		13,262

Commercial Services & Supplies - 1.25%
Cintas Corp.	33,643	2,648
Clean Harbors, Inc.B C	48,231	2,282
KAR Auction Services, Inc.	90,579	3,090

		8,020

Construction & Engineering - 1.25%
AECOM Technology Corp.B	240,739	6,119
Fluor Corp.	35,394	1,897

		8,016

Diversified Manufacturing - 0.42%
Eaton Corp., PLCA	42,700	2,694

Electrical Equipment - 0.68%
Brady Corp., Class A	73,925	1,935
Regal-Beloit Corp.	35,676	2,456

		4,391

Industrial Conglomerates - 1.20%
KBR, Inc.	467,800	7,733

Machinery - 4.62%
Dover Corp.	37,331	2,615
Joy Global, Inc.	123,000	5,159
Parker Hannifin Corp.	73,113	8,515
Pentair PLCA	15,782	975
SPX Corp.	64,200	5,365
Terex Corp.	189,950	4,270
Xylem, Inc.	80,813	2,756

		29,655

Marine - 0.30%
Golar LNG Ltd.C	66,900	1,897

Total Industrials		79,402

INFORMATION TECHNOLOGY - 12.87%
Communications Equipment - 0.33%
Juniper Networks, Inc.	92,216	2,096

Electronic Equipment & Instruments - 3.45%
Arrow Electronics, Inc.	74,625	4,107
Avnet, Inc.	200,300	8,337
Diebold, Inc.	71,572	2,233
Flextronics International Ltd.B	482,725	5,368
Ingram Micro, Inc., Class AB	85,325	2,148

		22,193

Internet Software & Services - 0.79%
Equinix, Inc.D	11,487	2,491
InterActiveCorp	41,992	2,559

		5,050

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 1.69%
Fidelity National Information Services, Inc.	58,718	$3,666
Total System Services, Inc.	203,400	7,194

		10,860

Semiconductor Equipment & Products - 2.41%
Microchip Technology, Inc.C	181,049	8,166
ON Semiconductor Corp.B	733,200	7,339

		15,505

Software - 4.20%
CA, Inc.	217,500	6,590
Cadence Design Systems, Inc.B	186,827	3,361
Citrix Systems, Inc.B	50,410	2,987
Navient Corp.	361,800	7,142
Solera Holdings, Inc.	62,219	3,211
Synopsys, Inc.B	86,623	3,724

		27,015

Total Information Technology		82,719

MATERIALS - 3.30%
Chemicals - 1.57%
Air Products & Chemicals, Inc.	17,997	2,621
Albemarle Corp.	31,295	1,510
FMC Corp.	103,936	5,976

		10,107

Construction Materials - 0.65%
CRH PLC, ADRA F	172,900	4,174

Containers & Packaging - 0.64%
Bemis Co., Inc.	47,133	2,088
Silgan Holdings, Inc.	39,663	2,039

		4,127

Metals & Mining - 0.44%
Allegheny Technologies, Inc.	98,390	2,807

Total Materials		21,215

UTILITIES - 4.83%
Electric - 2.62%
CenterPoint Energy, Inc.	80,000	1,847
Edison International	42,720	2,911
Great Plains Energy, Inc.	114,876	3,397
Pinnacle West Capital Corp.	71,400	5,012
Portland General Electric Co.	91,968	3,651

		16,818

Gas - 0.47%
AGL Resources, Inc.	53,903	3,039

Multi-Utilities - 1.74%
SCANA Corp.	47,261	3,014
Xcel Energy, Inc.	216,882	8,139

		11,153

Total Utilities		31,010

Total Common Stock (Cost $571,570)		603,829

SHORT-TERM INVESTMENTS - 5.48% (Cost $35,246)
JPMorgan U.S. Government Money Market Fund, Capital Class	35,246,462	$35,246

SECURITIES LENDING COLLATERAL - 1.81%
DWS Government and Agency Securities Portfolio, Institutional Class	2,384,549	2,385
American Beacon U.S. Government Money Market Select Fund, Select ClassG	9,218,656	9,218

Total Securities Lending Collateral (Cost $11,603)		11,603

TOTAL INVESTMENTS - 101.25% (Cost $618,419)		650,678
LIABILITIES, NET OF OTHER ASSETS - (1.25%)		(8,009)

TOTAL NET ASSETS - 100.00%		$642,669

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at January 31, 2015.
D	REIT - Real Estate Investment Trust.
E	LP - Limited Partnership.
F	ADR - American Depositary Receipt.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 Mini E March Index Futures	Long	237	March 2015	$33,924,180	$(237,053)

				$33,924,180	$(237,053)

American Beacon Small Cap Value Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.71%
CONSUMER DISCRETIONARY - 15.50%
Auto Components - 2.25%
American Axle & Manufacturing Holdings, Inc.A	1,999,978	$48,699
Biglari Holdings, Inc.	9,669	4,003
Cooper Tire & Rubber Co.	363,395	12,643
Dana Holding Corp.	716,296	14,949
Federal Signal Corp.	516,400	7,885
Modine Manufacturing Co.A	107,938	1,316
Remy International, Inc.	104,220	2,217
Standard Motor Products, Inc.	138,064	5,034
Tenneco, Inc.A	495,702	25,489

		122,235

Automobiles - 0.34%
Hyster-Yale Materials Handling, Inc.	38,342	2,402
Thor Industries, Inc.	234,880	13,235
Winnebago Industries, Inc.	145,380	2,892

		18,529

Hotels, Restaurants & Leisure - 1.26%
Belmond Ltd., Class AA	850,940	9,352
Brinker International, Inc.	189,935	11,098
Cheesecake Factory, Inc.	390,101	20,484
Cracker Barrel Old Country Store, Inc.	53,800	7,237
International Speedway Corp., Class A	99,374	2,891
Interval Leisure Group, Inc.	127,474	2,942
Lakes Entertainment, Inc.A	75,400	603
Life Time Fitness, Inc.A	118,170	6,460
Penn National Gaming, Inc.A	58,900	882
Ruby Tuesday, Inc.A	817,000	4,918
Speedway Motorsports, Inc.	66,260	1,477

		68,344

Household Durables - 3.53%
ACCO Brands Corp.A	718,910	5,694
Cavco Industries, Inc.A	89,639	6,589
Ethan Allen Interiors, Inc.	484,962	13,201
Haverty Furniture Companies, Inc.	103,239	2,522
Helen of Troy Ltd.A	414,429	31,173
HNI Corp.	89,327	4,399
KB HomeB	170,980	2,130
Kimball International, Inc., Class B	173,566	1,505
Knoll, Inc.	482,290	9,882
La-Z-Boy, Inc.	108,343	2,892
M/I Homes, Inc.A	359,000	7,410
Matthews International Corp., Class A	48,070	2,227
MDC Holdings, Inc.B	103,800	2,595
Meritage Homes Corp.	82,200	2,993
Ryland Group, Inc.	104,400	4,192
Standard Pacific Corp.A	1,885,760	13,238
Tempur Sealy International, Inc.A	454,300	25,000
TRI Pointe Homes, Inc.A	345,400	4,950
Universal Electronics, Inc.A	134,690	8,585

	Shares	Fair Value
		(000’s)
Whirlpool Corp.	159,955	$31,843
William Lyon Homes, Class AA	481,300	9,183

		192,203

Internet & Catalog Retail - 0.18%
HSN, Inc.	51,935	4,022
Insight Enterprises, Inc.A	234,258	5,545

		9,567

Leisure Equipment & Products - 0.48%
Brunswick Corp.	474,800	25,773
LeapFrog Enterprises, Inc.A B	241,347	574

		26,347

Media - 1.98%
AH Belo Corp., Class A	109,255	985
Banner Corp.	37,090	1,498
CTC Media, Inc.	296,060	1,116
DreamWorks Animation SKG, Inc., Class AA B	424,950	7,934
Entercom Communications Corp., Class AA	183,297	2,121
EW Scripps Co., Class AA	814,778	16,076
John Wiley & Sons, Inc., Class A	280,539	17,383
Journal Communications, Inc., Class AA	122,362	1,230
Meredith Corp.	314,970	16,397
New York Times Co., Class A	1,052,338	13,249
Saga Communications, Inc., Class A	3,787	154
Scholastic Corp.	123,500	4,542
Starz - Liberty CapitalA	330,800	9,765
Time, Inc.	472,900	11,841
TiVo, Inc.A	314,600	3,291
Travelzoo, Inc.A	33,035	283

		107,865

Multiline Retail - 0.38%
Big Lots, Inc.	67,560	3,102
Bon-Ton Stores, Inc.B	93,663	513
Dillard’s, Inc., Class A	140,090	15,915
Stein Mart, Inc.	90,002	1,238

		20,768

Specialty Retail - 4.23%
Aaron’s, Inc.	214,955	6,805
American Eagle Outfitters, Inc.	929,997	13,057
ANN, Inc.A	224,111	7,418
Asbury Automotive Group, Inc.A	34,436	2,555
Big 5 Sporting Goods Corp.	189,875	2,261
Buckle, Inc.B	202,719	10,296
Cato Corp., Class A	103,431	4,385
Children’s Place Retail Stores, Inc.	270,960	16,245
Destination Maternity Corp.	159,920	2,448
Express, Inc.	863,931	11,300
Finish Line, Inc., Class A	122,963	2,902
Francesca’s Holdings Corp.A	148,113	2,349
GameStop Corp., Class AB	259,100	9,133
Genesco, Inc.A	145,430	10,391
GNC Holdings, Inc., Class A	155,500	6,895
Group 1 Automotive, Inc.	80,100	6,439
Kirkland’s, Inc.A	56,539	1,316

	Shares	Fair Value
		(000’s)
MarineMax, Inc.A	67,505	$1,722
Men’s Wearhouse, Inc.	425,723	19,784
Office Depot, Inc.A	1,852,927	14,082
PC Connection, Inc.	71,410	1,696
Penske Automotive Group, Inc.	250,618	12,117
Pep Boys, Inc.A	812,640	6,851
Pier 1 Imports, Inc.	189,773	3,190
Rush Enterprises, Inc., Class AA	491,300	13,756
Select Comfort Corp.A	90,534	2,702
Sonic Automotive, Inc., Class A	1,216,016	29,951
Zumiez, Inc.A	218,290	8,140

		230,186

Textiles & Apparel - 0.87%
Brown Shoe Company, Inc.	55,131	1,565
Fossil Group, Inc.A	183,500	17,947
Guess?, Inc.	321,833	6,044
Oxford Industries, Inc.	165,750	9,272
Quiksilver, Inc.A B	707,300	1,323
Unifi, Inc.A	24,842	801
Unifirst Corp.	11,395	1,323
Vera Bradley, Inc.A	462,581	8,821

		47,096

Total Consumer Discretionary		843,140

CONSUMER STAPLES - 2.15%
Food & Drug Retailing - 1.27%
Andersons, Inc.	161,500	7,264
Casey’s General Stores, Inc.	229,606	20,963
Fresh Market, Inc.A	151,030	5,756
Petmed Express, Inc.B	167,567	2,631
SpartanNash Co.	178,695	4,603
SUPERVALU, Inc.A	554,300	5,399
Vitamin Shoppe, Inc.A	525,911	22,230
Weis Markets, Inc.	8,827	405

		69,251

Food Products - 0.78%
Cal-Maine Foods, Inc.B	156,500	5,485
Dean Foods Co.	768,710	13,930
Fresh Del Monte Produce, Inc.B	393,230	13,224
Omega Protein Corp.A	92,857	979
Sanderson Farms, Inc.B	94,460	7,553
USANA Health Sciences, Inc.A B	11,816	1,158

		42,329

Personal Products - 0.05%
Medifast, Inc.A	82,295	2,608

Tobacco - 0.05%
Universal Corp.	72,695	2,919

Total Consumer Staples		117,107

ENERGY - 3.18%
Energy Equipment & Services - 1.39%
Amec Foster Wheeler PLCB D	95,477	1,135
Atwood Oceanics, Inc.	135,127	3,862

	Shares	Fair Value
		(000’s)
Bristow Group, Inc.	114,710	$6,390
Cobalt International Energy, Inc.A	946,600	8,633
Dril-Quip, Inc.A	154,980	11,504
Dynegy, Inc.A	129,600	3,541
Exterran Holdings, Inc.	5,000	136
Flotek Industries, Inc.A	480,690	7,773
Gulf Island Fabrication, Inc.	193,530	3,207
McDermott International, Inc.A B	857,100	1,928
NRG Yield, Inc.	79,500	4,204
Oil States International, Inc.A	147,190	6,045
Rowan Cos PLC D	455,200	9,614
Tesco Corp.	449,420	4,602
Unit Corp.A	97,806	2,913

		75,487

Oil & Gas - 1.79%
Abraxas Petroleum Corp.A	1,024,600	3,033
Bellatrix Exploration Ltd.A	557,470	1,132
Bill Barrett Corp.A	540,570	5,514
Callon Petroleum Co.A	456,200	2,486
Carrizo Oil & Gas, Inc.A	96,000	4,330
Cloud Peak Energy, Inc.A	664,240	4,510
Delek US Holdings, Inc.	139,300	4,297
Denbury Resources, Inc.	335,480	2,315
Gran Tierra Energy, Inc.A	662,970	1,419
Helix Energy Solutions Group, Inc.A	378,252	7,100
Kosmos Energy Ltd.A	854,500	7,494
LinnCo LLCB C	448,111	4,629
Natural Gas Services Group, Inc.A	225,090	4,545
Newfield Exploration Co.A	378,900	11,283
PBF Energy, Inc.	192,200	5,401
Synergy Resources Corp.A	644,337	7,880
Triangle Petroleum Corp.A B	474,700	2,492
Ultra Petroleum Corp.A B	280,430	3,575
Warren Resources, Inc.A	310,995	327
Western Refining, Inc.	370,024	13,738

		97,500

Total Energy		172,987

FINANCIALS - 29.63%
Banks - 13.06%
1st Source Corp.	76,030	2,260
Associated Banc-Corp.	1,452,155	24,411
Astoria Financial Corp.	404,880	4,952
BancorpSouth, Inc.	295,210	5,860
Bank of Hawaii Corp.	252,050	14,231
BankUnited, Inc.	324,850	8,985
BBCN Bancorp, Inc.	334,648	4,334
Berkshire Hills Bancorp, Inc.	64,938	1,617
Blue Hills Bancorp, Inc.A	280,036	3,722
BOK Financial Corp.	159,430	8,627
Boston Private Financial Holdings, Inc.	1,013,577	11,149
Brookline Bancorp, Inc.	948,280	9,103
Cardinal Financial Corp.	413,550	7,365
Cathay General Bancorp	287,502	6,868
Central Pacific Financial Corp.	306,827	6,437

	Shares	Fair Value
		(000’s)
Chemical Financial Corp.	289,046	$8,197
City Holding Co.	68,562	2,902
City National Corp.	310,079	26,881
Clifton Bancorp, Inc.	249,530	3,309
CoBiz Financial, Inc.	526,927	5,744
Columbia Banking System, Inc.	550,870	14,009
Community Bank System, Inc.	32,760	1,102
Community Trust Bancorp, Inc.	13,225	418
CVB Financial Corp.	819,553	11,974
Dime Community Bancshares, Inc.	107,895	1,593
East West Bancorp, Inc.	290,900	10,525
Enterprise Financial Services Corp.	29,541	565
First Commonwealth Financial Corp.	354,770	2,799
First Financial Bancorp	158,500	2,618
First Financial Corp.	85,752	2,779
First Horizon National Corp.	4,619,368	60,005
First Interstate Bancsystem, Inc.	289,670	6,923
First Merchants Corp.	82,900	1,811
First Midwest Bancorp, Inc.	1,081,187	16,650
First Niagara Financial Group, Inc.	2,047,137	16,623
FirstMerit Corp.	308,535	5,055
Flushing Financial Corp.	38,640	699
FNB Corp.	454,360	5,452
Fulton Financial Corp.	1,108,475	12,359
German American Bancorp, Inc.	12,146	340
Hancock Holding Co.	199,645	5,213
Hanmi Financial Corp.	513,700	10,202
Iberiabank Corp.	90,240	4,928
Independent Bank Corp.	69,530	2,630
International Bancshares Corp.	329,915	7,426
Investors Bancorp, Inc.	1,210,000	13,322
MainSource Financial Group, Inc.	121,840	2,339
MB Financial, Inc.	204,349	5,806
National Bank Holdings Corp.	89,500	1,651
National Penn Bancshares, Inc.	690,475	6,698
NBT Bancorp, Inc.	191,378	4,404
Northwest Bancshares, Inc.	386,000	4,555
Old National Bancorp	819,597	10,991
People’s United Financial, Inc.	858,000	12,072
Popular, Inc.A	654,400	20,175
PrivateBancorp, Inc.	499,023	15,140
Prosperity Bancshares, Inc.	544,154	24,917
Provident Financial Services, Inc.	282,577	4,906
Renasant Corp.	91,830	2,402
S&T Bancorp, Inc.	204,754	5,629
Sandy Spring Bancorp, Inc.	73,330	1,813
Seacoast Banking Corp. of FloridaA	208,815	2,644
Simmons First National Corp., Class A	129,900	4,861
South State Corp.	87,500	5,225
Square 1 Financial Inc.A	150,240	3,495
Sterling Bancorp	342,000	4,508
Stock Yards Bancorp, Inc.	39,326	1,211
TCF Financial Corp.	589,301	8,663
Tompkins Financial Corp.	33,870	1,737
Trustmark Corp.	246,376	5,263

	Shares	Fair Value
		(000’s)
UMB Financial Corp.	184,640	$8,959
Umpqua Holdings Corp.	815,384	12,647
Union Bankshares Corp.	118,600	2,372
United Bankshares, Inc.	148,700	5,028
United Community Banks, Inc.	793,420	13,893
United Financial Bancorp, Inc.	58,500	728
Valley National BancorpB	1,967,120	17,861
Washington Federal, Inc.	965,290	19,171
Washington Trust Bancorp, Inc.	130,620	4,783
Webster Financial Corp.	968,543	29,569
WesBanco, Inc.	320,223	9,664
Wilshire Bancorp, Inc.	273,810	2,492
Wintrust Financial Corp.	627,982	27,297
Zions Bancorporation	393,500	9,428

		709,971

Diversified Financials - 3.50%
Advent Software, Inc.	226,150	9,464
Ashford, Inc.A	1	0
Calamos Asset Management, Inc., Class A	267,705	3,360
Capitol Federal Financial, Inc.	514,750	6,414
Cash America International, Inc.	76,000	1,581
CoreLogic, Inc.A	370,560	12,303
Credit Acceptance Corp.A	86,668	13,662
Customers Bancorp, Inc.A	261,900	5,146
Encore Capital Group, Inc.A	219,650	8,175
Enova International, Inc.A	69,540	1,339
Federated Investors, Inc., Class BB	91,457	2,891
First BanCorp Puerto RicoA	598,300	3,285
GAMCO Investors, Inc., Class A	12,243	1,000
Greenhill & Co., Inc.	62,183	2,293
Home Loan Servicing Solutions Ltd.B	385,310	4,647
Janus Capital Group, Inc.	185,670	3,257
KCG Holdings, Inc.A	305,400	3,735
Nelnet, Inc., Class A	203,486	8,900
Northfield Bancorp, Inc.	214,520	3,089
Oppenheimer Holdings, Inc., Class A	166,460	3,288
Oritani Financial Corp.	139,840	1,973
Outerwall, Inc.B	71,300	4,426
Pacific Continental Corp.	188,100	2,378
Piper Jaffray Cos.A	212,937	10,870
PRA Group, Inc.	54,960	2,722
Prospect Capital Corp.B	128,755	1,062
Stifel Financial Corp.A	244,385	11,523
Synovus Financial Corp.	1,660,637	42,794
Texas Capital Bancshares, Inc.A	364,000	14,869

		190,446

Insurance - 8.40%
Allied World Assurance Co. Holdings AG	493,725	19,092
American Equity Investment Life Holding Co.	421,790	10,760
American Financial Group, Inc.	257,835	14,965
AMERISAFE, Inc.	43,200	1,758
Amtrust Financial Services, Inc.	254,631	12,889
Argo Group International Holdings Ltd.	72,940	3,902

	Shares	Fair Value
		(000’s)
Aspen Insurance Holdings Ltd.	527,690	$22,861
Assurant, Inc.	183,300	11,641
Assured Guaranty Ltd.	425,940	10,401
Axis Capital Holdings Ltd.	266,700	13,575
CNO Financial Group, Inc.	892,181	13,847
Employers Holdings, Inc.	150,700	3,135
Endurance Specialty Holdings Ltd.	311,075	19,013
Enstar Group Ltd.A	43,243	5,837
FBL Financial Group, Inc., Class A	143,800	7,505
First American Financial Corp.	230,820	7,852
Global Indemnity PLCA D	424,623	11,142
Hanover Insurance Group, Inc.	266,130	18,363
HCC Insurance Holdings, Inc.	263,460	14,053
Hilltop Holdings, Inc.A	287,460	5,217
Horace Mann Educators Corp.	956,344	29,141
Infinity Property & Casualty Corp.	54,738	3,846
Kemper Corp.	191,520	6,686
Maiden Capital Financing Trust	207,850	2,598
Mercury General Corp.	118,200	6,755
Montpelier Re Holdings Ltd.	297,188	10,440
National Western Life Insurance Co., Class A	14,383	3,429
Navigators Group, Inc.A	49,613	3,682
Old Republic International Corp.	912,960	12,818
PartnerRe Ltd.	50,600	5,789
Platinum Underwriters Holdings Ltd.	237,100	17,505
Primerica, Inc.	176,430	8,758
ProAssurance Corp.	155,600	6,904
Protective Life Corp.	130,550	9,132
Radian Group, Inc.	520,000	8,195
Reinsurance Group of America, Inc.	68,800	5,697
Renaissancere Holdings Ltd.B	87,100	8,329
Safety Insurance Group, Inc.	157,800	9,776
Selective Insurance Group, Inc.	206,138	5,322
StanCorp Financial Group, Inc.	154,440	9,581
State Auto Financial Corp.	77,539	1,706
Stewart Information Services Corp.	126,714	4,536
Symetra Financial Corp.	686,830	13,950
Third Point Reinsurance Ltd.A	499,259	6,605
United Fire Group, Inc.	50,860	1,421
Validus Holdings Ltd.	311,510	12,351
White Mountains Insurance Group Ltd.	21,454	13,829

		456,589

Real Estate - 4.67%
Acadia Realty TrustE	392,650	14,210
Amerco, Inc.	78,050	22,331
American Assets Trust, Inc.E	259,430	11,514
Apollo Residential Mortgage, Inc.E	177,080	2,771
Ashford Hospitality Prime, Inc.E	96,784	1,661
Ashford Hospitality Trust, Inc.E	350,313	3,685
Associated Estates Realty Corp.E	121,285	3,021
Brandywine Realty TrustE	393,775	6,541
CBL & Associates Properties, Inc.E	251,540	5,187
Corporate Office Properties TrustE	398,180	11,945
EPR PropertiesE	289,450	18,832

	Shares	Fair Value
		(000’s)
Geo Group, Inc.E	700,176	$30,472
Granite Real Estate Investment TrustE	267,400	9,375
Healthcare Trust of America, Inc.E	423,130	12,465
Hospitality Properties TrustE	139,733	4,554
Kite Realty Group TrustE	208,160	6,361
LTC Properties, Inc.E	124,000	5,818
Mack-Cali Realty Corp.E	289,781	5,654
Medical Properties Trust, Inc.E	758,130	11,652
New Residential Investment Corp.E	424,550	5,413
Pebblebrook Hotel TrustE	229,814	10,673
Pennsylvania Real Estate Investment TrustE	253,355	6,063
RAIT Financial TrustE	665,540	4,692
Ramco-Gershenson Properties TrustE	315,300	6,170
RLJ Lodging TrustE	212,000	7,223
St. Joe Co.A	178,816	2,890
Summit Hotel Properties, Inc.E	925,700	11,867
Urstadt Biddle Properties, Inc., Class AE	268,060	6,299
WCI Communities, Inc.A	235,430	4,546

		253,885

Total Financials		1,610,891

HEALTH CARE - 5.00%
Biotechnology - 0.13%
Charles River Laboratories International, Inc.A	72,464	5,025
PDL BioPharma, Inc.B	260,199	1,897

		6,922

Health Care Equipment & Supplies - 1.64%
Computer Programs and Systems, Inc.	137,080	6,753
Fabrinet	112,676	1,840
Globus Medical, Inc., Class AA	433,210	10,214
Haemonetics Corp.A	656,028	25,978
Hillenbrand, Inc.	95,600	3,003
Hill-Rom Holdings, Inc.	150,619	7,194
Integra LifeSciences Holdings Corp.A	78,105	4,352
Invacare Corp.	621,300	9,102
Natus Medical, Inc.A	168,870	6,350
Sirona Dental Systems, Inc.	78,500	7,082
STERIS Corp.	111,800	7,292

		89,160

Health Care Providers & Services - 3.09%
Air Methods Corp.	291,010	12,091
Hanger Orthopedic Group, Inc.A	1,045,450	22,561
HealthSouth Corp.	527,010	23,241
LifePoint Hospitals, Inc.A	429,910	28,047
Magellan Health Services, Inc.A	95,820	5,761
Omnicell, Inc.A	317,450	10,104
Owens & Minor, Inc.	291,851	9,990
Select Medical Holdings Corp.	1,381,610	18,679
Triple-S Management Corp., Class BA	140,717	3,388
Universal American Corp.	181,900	1,643
WellCare Health Plans, Inc.A	452,280	32,950

		168,455

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 0.14%
Horizon Pharma PLCA B	457,810	$7,522

Total Health Care		272,059

INDUSTRIALS - 19.70%
Aerospace & Defense - 1.94%
AAR Corp.	370,257	10,612
Aerovironment, Inc.A	350,150	8,960
Aircastle Ltd.	725,321	14,550
Alliant Techsystems, Inc.	178,755	23,293
Curtiss-Wright Corp.	91,900	6,114
Exelis, Inc.	718,330	12,291
Moog, Inc., Class AA	15,191	1,068
Orbital Sciences Corp.A	57,223	1,607
Triumph Group, Inc.	266,507	15,207
World Fuel Services Corp.	237,450	11,628

		105,330

Building Products - 2.27%
American Woodmark Corp.A	203,130	8,355
Apogee Enterprises, Inc.	240,787	10,416
Crane Co.	244,899	14,927
Drew Industries, Inc.	48,169	2,422
Masonite International Corp.	549,200	34,446
Owens Corning	337,140	13,502
Simpson Manufacturing Co., Inc.	381,325	12,446
Trex Co., Inc.A	560,400	23,834
Universal Forest Products, Inc.	67,474	3,378

		123,726

Commercial Services & Supplies - 7.38%
ABM Industries, Inc.	596,148	17,211
Aceto Corp.	255,600	4,959
Apollo Group, Inc., Class AA	459,580	11,609
Avery Dennison Corp.	74,320	3,885
Brink’s Co.	675,760	15,144
Capella Education Co.	110,818	7,535
CDI Corp.	90,869	1,544
Ceco Environmental Corp.	357,100	4,899
Convergys Corp.	482,421	9,243
Con-way, Inc.	548,900	22,487
CSG Systems International, Inc.	621,240	15,233
CyrusOne, Inc.E	414,152	11,617
Deluxe Corp.	226,764	14,724
DeVry, Inc.	259,450	11,003
Dun & Bradstreet Corp.	133,720	15,393
Ennis, Inc.	131,590	1,755
FTI Consulting, Inc.A	30,090	1,224
G&K Services, Inc., Class A	62,130	4,355
Heidrick & Struggles International, Inc.	161,500	3,579
Herman Miller, Inc.	668,080	19,408
HMS Holdings Corp.A	426,800	8,444
Hudson Global, Inc.A	630,300	1,544
Iconix Brand Group, Inc.A	111,500	3,706
Interface, Inc.	725,444	11,397
Kelly Services, Inc., Class A	219,557	3,711

	Shares	Fair Value
		(000’s)
Kforce, Inc.	45,674	$1,069
Koppers Holdings, Inc.	96,504	1,753
Korn/Ferry InternationalA	600,534	17,115
McGrath Rentcorp	231,298	7,027
Mobile Mini, Inc.	567,829	20,611
Monotype Imaging Holdings, Inc.	421,330	12,362
Monster Worldwide, Inc.A	351,795	1,453
Morningstar, Inc.	19,110	1,273
Navigant Consulting, Inc.A	289,689	4,180
PHH Corp.A	947,260	23,624
PHI, Inc.A F	38,950	1,332
Pitney Bowes, Inc.	732,190	17,558
Quad Graphics, Inc.	116,600	2,337
Resources Connection, Inc.	155,633	2,599
RR Donnelley & Sons Co.	969,650	15,970
Steelcase, Inc., Class A	655,332	11,062
Strayer Education, Inc.A	20,815	1,395
TAL International Group, Inc.B	126,970	5,161
Tetra Tech, Inc.	46,500	1,071
TrueBlue, Inc.A	83,983	1,853
United Stationers Supply Co.	272,191	10,972
Viad Corp.	175,442	4,733
Weight Watchers International, Inc.A B	130,300	2,158
West Corp.	204,000	6,671

		400,948

Construction & Engineering - 1.17%
AECOM Technology Corp.A	194,500	4,944
Aegion Corp.A	169,052	2,590
Comfort Systems USA, Inc.	1,193,257	19,869
EMCOR Group, Inc.	121,662	4,910
Engility Holdings, Inc.A	47,900	1,911
Granite Construction, Inc.	260,210	8,868
MasTec, Inc.A	174,200	3,226
MYR Group, Inc.A	314,270	7,866
Tutor Perini Corp.	432,352	9,386

		63,570

Diversified Manufacturing - 0.50%
Barnes Group, Inc.	792,272	27,215

Electrical Equipment - 0.89%
Babcock & Wilcox Co.	446,431	12,156
Brady Corp., Class A	96,994	2,538
EnerSys, Inc.	82,829	4,836
Geospace Technologies Corp.A	262,431	6,293
II-VI, Inc.	1,323,416	22,750

		48,573

Industrial Conglomerates - 0.34%
GATX Corp.	110,000	6,286
ICF International, Inc.A	24,988	934
KBR, Inc.	500,100	8,266
Park-Ohio Industries, Inc.	28,762	1,537
Trimas Corp.A	57,646	1,556

		18,579

	Shares	Fair Value
		(000’s)
Industrial Services - 0.07%
Signature Group Holdings, Inc.A	489,100	$3,668

Machinery - 3.09%
Actuant Corp., Class A	124,194	2,870
American Railcar Industries, Inc.B	75,982	3,814
Ampco-Pittsburgh Corp.	40,352	734
Applied Industrial Technologies, Inc.	103,231	4,174
Astec Industries, Inc.	194,400	6,913
Briggs & Stratton Corp.	103,000	1,896
Chart Industries, Inc.A	146,620	4,179
CIRCOR International, Inc.	72,800	3,596
Columbus McKinnon Corp.	105,773	2,650
EnPro Industries, Inc.	165,600	9,825
FreightCar America, Inc.	240,188	5,606
Greenbrier Cos., Inc.B	95,100	4,939
John Bean Technologies Corp.	70,724	2,135
L.B. Foster Co., Class A	56,901	2,698
Lindsay Corp.B	112,440	9,717
Meritor, Inc.A	1,717,300	21,982
Miller Industries, Inc.	231,100	4,668
Mueller Industries, Inc.	283,950	8,913
NACCO Industries, Inc., Class A	28,952	1,594
Oshkosh Corp.	411,600	17,637
Reliance Steel & Aluminum Co.	179,500	9,400
Tennant Co.	21,710	1,416
Terex Corp.	708,900	15,936
TimkenSteel Corp.	343,010	9,261
Valmont Industries, Inc.B	68,800	8,264
Wabash National Corp.A	52,755	658
Watts Water Technologies, Inc., Class A	36,489	2,139

		167,614

Marine - 0.56%
Great Lakes Dredge & Dock Corp.	973,520	7,564
Matson, Inc.	656,000	22,796

		30,360

Road & Rail - 1.10%
Forward Air Corp.	380,009	17,062
Heartland Express, Inc.	404,800	10,399
Marten Transport Ltd.	294,506	6,023
Quality Distribution, Inc.A	93,434	779
Ryder System, Inc.	272,515	22,563
Swift Transportation Co.A	94,120	2,313
TravelCenters of America LLCA C	61,700	826

		59,965

Trading Companies & Distributors - 0.39%
Air Lease Corp.	374,660	13,091
WESCO International, Inc.A B	123,210	8,225

		21,316

Total Industrials		1,070,864

INFORMATION TECHNOLOGY - 12.68%
Communications Equipment - 1.56%
Anixter International, Inc.	160,747	12,114

	Shares	Fair Value
		(000’s)
ARRIS Group, Inc.A	778,848	$20,421
Bel Fuse, Inc., Class B	63,523	1,494
Brocade Communications Systems, Inc.	2,106,172	23,421
CommScope Holding Co., Inc.A	431,600	12,130
Extreme NetworksA	634,400	1,865
Finisar Corp.A	136,771	2,481
Plantronics, Inc.	202,287	9,271
Ubiquiti Networks, Inc.B	53,041	1,395

		84,592

Computers & Peripherals - 0.55%
Lexmark International, Inc., Class A	482,340	19,250
Mercury Systems, Inc.A	665,137	10,496

		29,746

Electronic Equipment & Instruments - 3.99%
Arrow Electronics, Inc.	348,200	19,165
Avnet, Inc.	100,200	4,170
AVX Corp.	363,110	4,695
Benchmark Electronics, Inc.A	611,655	14,820
Celestica, Inc.A	211,310	2,365
Coherent, Inc.	41,207	2,550
Ingram Micro, Inc., Class AA	768,111	19,341
Itron, Inc.A	80,846	3,008
Kimball Electronics, Inc.A	33,572	342
Knowles Corp.A	118,570	2,515
Littelfuse, Inc.	157,300	15,532
Methode Electronics, Inc.	774,500	28,014
Nanometrics, Inc.A	276,876	4,303
Newport Corp.A	57,746	1,069
Plexus Corp.A	475,356	18,011
Sanmina Corp.A	610,313	12,926
Scansource, Inc.A	227,356	7,839
Tech Data Corp.A	162,099	9,256
Tronox Ltd., Class A	146,290	3,093
Vishay Intertechnology, Inc.	3,283,855	44,727

		217,741

Internet Software & Services - 0.33%
Constant Contact, Inc.A	183,460	6,938
Ebix, Inc.B	102,012	2,331
Netgear, Inc.A	97,727	3,300
Perficient, Inc.A	297,600	5,357

		17,926

IT Consulting & Services - 1.34%
Acxiom Corp.A	591,539	10,766
CACI International, Inc., Class AA	96,070	8,127
Computer Task Group, Inc.	81,641	660
Mantech International Corp., Class A	86,470	2,813
MoneyGram International, Inc.A	223,054	1,900
Science Applications International Corp.	54,710	2,669
Sykes Enterprises, Inc.A	340,268	7,663
SYNNEX Corp.	258,362	19,167
Syntel, Inc.A	185,700	8,032
Unisys Corp.A	255,361	5,600
Virtusa Corp.A	145,700	5,458

		72,855

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products - 3.60%
Advanced Energy Industries, Inc.A	144,000	$3,456
Amkor Technology, Inc.A	642,459	4,080
Brooks Automation, Inc.	2,524,297	32,588
Cirrus Logic, Inc.A	165,000	4,373
Diodes, Inc.A	1,181,199	31,218
Fairchild Semiconductor International, Inc.A	1,689,574	25,935
Integrated Device Technology, Inc.A	99,899	1,827
Integrated Silicon Solution, Inc.	83,670	1,345
IXYS Corp.	98,940	1,118
Kulicke & Soffa Industries, Inc.A	480,534	7,290
Microsemi Corp.	302,565	8,429
MKS Instruments, Inc.	220,890	7,733
Omnivision Technologies, Inc.A	186,204	5,035
ON Semiconductor Corp.A	1,272,800	12,741
PDF Solutions, Inc.A	291,040	4,837
Photronics, Inc.A	1,109,775	9,322
QLogic Corp.A	1,122,445	14,996
Teradyne, Inc.	638,040	11,549
Ultra Clean Holdings, Inc.A	45,289	399
Xcerra Corp.A	966,100	7,420

		195,691

Software - 1.31%
Comverse, Inc.A	295,980	5,100
DST Systems, Inc.	57,940	5,603
FARO Technologies, Inc.A	323,790	17,922
Mentor Graphics Corp.	1,846,520	42,488

		71,113

Total Information Technology		689,664

MATERIALS - 4.28%
Chemicals - 1.61%
A. Schulman, Inc.	134,140	4,675
Cabot Corp.	202,198	8,575
Cytec Industries, Inc.	203,450	9,764
Innospec, Inc.	87,690	3,461
Intrepid Potash, Inc.B	642,590	8,553
Olin Corp.	419,440	10,515
PolyOne Corp.	588,000	20,927
Quaker Chemical Corp.	96,918	7,649
Rayonier Advanced Materials, Inc.	88,927	1,522
Scotts Miracle-Gro Co., Class A	187,477	11,892

		87,533

Construction Materials - 0.04%
Boise Cascade Co.A	51,509	2,083

Containers & Packaging - 0.00%
UFP Technologies, Inc.A	7,644	170

Metals & Mining - 1.87%
Carpenter Technology Corp.	246,800	9,364
Coeur d’Alene Mines Corp.B	366,019	2,306
Commercial Metals Co.	231,097	3,101
Gibraltar Industries, Inc.A	468,139	7,088

	Shares	Fair Value
		(000’s)
Global Brass & Copper Holdings, Inc.	132,640	$1,742
Haynes International, Inc.	128,940	5,020
Hecla Mining Co.	1,320,000	4,343
Horsehead Holding Corp.A B	1,066,300	14,331
Kaiser Aluminum Corp.	331,000	22,941
Materion Corp.	51,999	1,713
Noranda Aluminum Holding Corp.	1,357,600	4,114
Pan American Silver Corp.	184,003	2,145
RTI International Metals, Inc.A	71,400	1,592
Stillwater Mining Co.A	633,820	8,664
United States Steel Corp.B	334,600	8,178
Worthington Industries, Inc.	166,124	4,972

		101,614

Paper & Forest Products - 0.76%
Domtar Corp.	190,860	7,310
Louisiana-Pacific Corp.A	1,190,866	19,494
Neenah Paper, Inc.	76,891	4,412
Resolute Forest Products, Inc.A	359,270	6,108
Schweitzer-Mauduit International, Inc.	109,400	4,251

		41,575

Total Materials		232,975

TELECOMMUNICATION SERVICES - 0.49%
Diversified Telecommunication Services - 0.28%
Atlantic Tele-Network, Inc.	51,710	3,435
EchoStar Corp., Class AA	161,440	8,422
IDT Corp., Class B	77,726	1,660
magicJack VocalTec Ltd.A B	229,418	1,592

		15,109

Wireless Telecommunication Services - 0.21%
Iridium Communications, Inc.A B	315,700	2,687
Telephone & Data Systems, Inc.	379,183	8,816

		11,503

Total Telecommunication Services		26,612

UTILITIES - 4.10%
Electric - 2.97%
El Paso Electric Co.	359,020	14,382
Empire District Electric Co.	121,000	3,687
Great Plains Energy, Inc.	1,286,690	38,047
Hawaiian Electric Industries, Inc.	667,710	22,902
IDACORP, Inc.	127,435	8,654
NorthWestern Corp.	362,170	20,919
Ormat Technologies, Inc.B	141,910	3,796
Otter Tail Corp.	26,131	808
PNM Resources, Inc.	273,780	8,350
Portland General Electric Co.	992,824	39,416
TECO Energy, Inc.	20,935	447

		161,408

Gas - 0.43%
Chesapeake Utilities Corp.	202,385	9,868
Laclede Group, Inc.	122,440	6,582
New Jersey Resources Corp.	111,800	7,142

		23,592

	Shares	Fair Value
		(000’s)
Multi-Utilities - 0.59%
Avista Corp.	415,540	$15,429
Westar Energy, Inc.	388,370	16,591

		32,020

Water - 0.11%
California Water Service Group	251,570	6,174

Total Utilities		223,194

Total Common Stock (Cost $4,483,286)		5,259,493

SHORT-TERM INVESTMENTS - 3.24%
American Beacon U.S. Government Money Market Select Fund, Select Class G	15,000,000	15,000
JPMorgan U.S. Government Money Market Fund, Capital Class	161,379,678	161,380

Total Short-Term Investments (Cost $176,380)		176,380

SECURITIES LENDING COLLATERAL - 3.02%
American Beacon U.S. Government Money Market Select Fund, Select Class G	124,574,780	124,574
DWS Government and Agency Securities Portfolio, Institutional Class	39,667,526	39,668

Total Securities Lending Collateral (Cost $164,242)		164,242

TOTAL INVESTMENTS - 102.97% (Cost $4,823,908)		5,600,115
LIABILITIES, NET OF OTHER ASSETS - (2.97%)		(161,305)

TOTAL NET ASSETS - 100.00%		$5,438,810

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2015.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.
F	Non-voting participating shares.
G	The Fund is affiliated by having the same advisor.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index March Futures	Long	1,366	March 2015	$158,619,920	$(893,834)

				$158,619,920	$(893,834)

American Beacon Small Cap Value II Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.62%
CONSUMER DISCRETIONARY - 16.56%
Auto Components - 1.64%
Dana Holding Corp.	2,164	$45
Fuel Systems Solutions, Inc.A	3,232	35

		80

Automobiles - 0.55%
Winnebago Industries, Inc.	1,380	27

Distributors - 1.58%
Core-Mark Holding Co., Inc.	857	57
Lincoln Educational Services Corp.	7,721	20

		77

Hotels, Restaurants & Leisure - 2.28%
Bloomin’ Brands, Inc.A	1,356	34
Bob Evans Farms, Inc.	585	33
Cracker Barrel Old Country Store, Inc.	75	10
Ruby Tuesday, Inc.A	5,770	34

		111

Household Durables - 0.99%
Helen of Troy Ltd.A	265	20
Meritage Homes Corp.	760	28

		48

Internet & Catalog Retail - 0.94%
FTD Cos., Inc.A	1,345	46

Media - 0.99%
Carmike Cinemas, Inc.A	953	27
John Wiley & Sons, Inc., Class A	345	21

		48

Multiline Retail - 0.39%
Fox Factory Holding Corp.A	1,250	19

Specialty Retail - 5.09%
Children’s Place Retail Stores, Inc.	640	38
Citi Trends, Inc.A	1,531	35
Genesco, Inc.A	215	15
Pep Boys, Inc.A	5,111	44
Stage Stores, Inc.	1,949	39
Tilly’s, Inc., Class AA	2,086	29
West Marine, Inc.A	3,203	38
Winmark Corp.	120	10

		248

Textiles & Apparel - 2.11%
Perry Ellis International, Inc.	1,734	42
Rocky Brands, Inc.	1,838	25
Steven Madden Ltd.	555	19
Tumi Holdings, Inc.A	765	17

		103

Total Consumer Discretionary		807

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 4.21%
Food & Drug Retailing - 1.21%
Andersons, Inc.	390	$18
CST Brands, Inc.	961	41

		59

Food Products - 1.13%
Darling Ingredients, Inc.A	1,111	19
Inventure Foods, Inc.A	3,542	36

		55

Household Durables - 0.70%
Orchids Paper Products Co.	1,244	34

Household Products - 1.17%
Prestige Brands Holdings, Inc.A	1,678	57

Total Consumer Staples		205

ENERGY - 6.65%
Energy Equipment & Services - 2.67%
Basic Energy Services, Inc.A	2,072	12
Frank’s International N.V.	1,015	17
Patterson-UTI Energy, Inc.	1,619	28
SEACOR Holdings, Inc.	355	26
Superior Energy Services, Inc.	1,004	20
Unit Corp.A	946	27

		130

Oil & Gas - 3.98%
Advantage Oil & Gas Ltd.A	7,628	32
Carrizo Oil & Gas, Inc.A	327	15
Denbury Resources, Inc.	5,770	41
Panhandle Oil and Gas, Inc., Class A	1,230	26
SM Energy Co.	1,015	38
Stone Energy Corp.A	310	4
WPX Energy, Inc.A	3,590	38

		194

Total Energy		324

FINANCIALS - 25.75%
Banks - 12.86%
1st Source Corp.	515	15
Ameris Bancorp	1,260	30
BancFirst Corp.	210	12
Bancorp, Inc.A	4,352	38
Bank of Marin Bancorp	490	24
BBCN Bancorp, Inc.	1,230	16
Boston Private Financial Holdings, Inc.	1,265	14
Bridge Capital HoldingsA	310	7
Bryn Mawr Bank Corp.	770	22
ConnectOne Bancorp, Inc.	3,697	69
Eagle Bancorp, Inc.A	1,081	37
Federated National Holding Co.	2,692	79
First Business Financial Services, Inc.	757	33
First NBC Bank Holding Co.A	1,270	40
German American Bancorp, Inc.	621	17
Hanmi Financial Corp.	795	16

	Shares	Fair Value
		(000’s)
Horizon Bancorp	1,163	$26
James River Group Holdings Ltd.A	630	13
Lakeland Financial Corp.	515	19
Peoples Bancorp, Inc.	670	15
South State Corp.	228	14
Southside Bancshares, Inc.	585	16
Tompkins Financial Corp.	455	23
United Financial Bancorp, Inc.	1,126	14
Washington Federal, Inc.	898	18

		627

Diversified Financials - 3.37%
Gain Capital Holdings, Inc.	7,584	62
GFI Group, Inc.	4,432	25
Pacific Continental Corp.	1,159	15
Piper Jaffray Cos.A	710	36
Walker & Dunlop, Inc.A	1,483	26

		164

Insurance - 3.00%
American Equity Investment Life Holding Co.	1,290	33
AMERISAFE, Inc.	600	24
Enstar Group Ltd.A	115	16
Primerica, Inc.	625	31
ProAssurance Corp.	955	42

		146

Real Estate - 6.52%
Alexander & Baldwin, Inc.	589	23
BioMed Realty Trust, Inc.B	1,128	28
Chatham Lodging TrustB	535	17
Colony Financial, Inc.B	1,499	38
Franklin Street Properties Corp.B	4,585	58
LaSalle Hotel PropertiesB	834	34
LTC Properties, Inc.B	195	9
Pebblebrook Hotel TrustB	988	46
PS Business Parks, Inc.B	369	31
Ryman Hospitality Properties, Inc.B	315	17
Summit Hotel Properties, Inc.B	1,360	17

		318

Total Financials		1,255

HEALTH CARE - 2.40%
Biotechnology - 0.64%
RTI Biologics, Inc.A	6,977	31

Health Care Equipment & Supplies - 1.16%
Exactech, Inc.A	1,135	24
Hillenbrand, Inc.	1,040	33

		57

Health Care Providers & Services - 0.60%
Ensign Group, Inc.	335	14
U.S. Physical Therapy, Inc.	400	15

		29

Total Health Care		117

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 18.84%
Aerospace & Defense - 2.28%
Cubic Corp.	500	$26
Ducommun, Inc.A	1,735	46
World Fuel Services Corp.	805	39

		111

Airlines - 0.86%
Skywest, Inc.	3,318	42

Building Products - 0.76%
Century Communities, Inc.A	390	6
Crane Co.	500	31

		37

Commercial Services & Supplies - 2.77%
Clean Harbors, Inc.A	530	25
Convergys Corp.	2,075	40
Iconix Brand Group, Inc.A	1,237	41
Multi-Color Corp.	495	29

		135

Construction & Engineering - 1.85%
EMCOR Group, Inc.	1,379	56
Granite Construction, Inc.	1,012	34

		90

Diversified Manufacturing - 0.76%
Barnes Group, Inc.	1,070	37

Electrical Equipment - 1.68%
AZZ, Inc.	850	36
Encore Wire Corp.	515	16
GrafTech International Ltd.A	3,912	14
Powell Industries, Inc.	417	16

		82

Industrial Conglomerates - 0.35%
Teleflex, Inc.	151	17

Machinery - 2.87%
Alamo Group, Inc.	335	15
Astec Industries, Inc.	608	21
Blount International, Inc.A	1,175	18
EnPro Industries, Inc.	888	52
John Bean Technologies Corp.	590	18
Kadant, Inc.	200	8
L.B. Foster Co., Class A	170	8

		140

Marine - 1.13%
Ardmore Shipping Corp.	4,837	55

Road & Rail - 3.53%
Covenant Transport Group, Inc.A	1,194	34
Forward Air Corp.	350	16
Marten Transport Ltd.	1,005	21
Saia, Inc.A	814	34
TravelCenters of America LLCA C	5,100	67

		172

Total Industrials		918

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 14.47%
Communications Equipment - 1.11%
NICE Systems Ltd., Sponsored ADRD	756	$37
Polycom, Inc.A	1,271	17

		54

Computers & Peripherals - 1.72%
Mercury Systems, Inc.A	1,467	23
Synaptics, Inc.A	786	61

		84

Electronic Equipment & Instruments - 4.35%
Analogic Corp.	575	46
Electro Scientific Industries, Inc.	3,759	24
Littelfuse, Inc.	335	33
MTS Systems Corp.	425	31
Plexus Corp.A	425	16
Tech Data Corp.A	720	41
Vishay Intertechnology, Inc.	1,574	21

		212

IT Consulting & Services - 0.41%
CACI International, Inc., Class AA	230	20

Semiconductor Equipment & Products - 6.43%
Entegris, Inc.A	2,942	38
FormFactor, Inc.A	5,746	43
Kulicke & Soffa Industries, Inc.A	3,523	53
Photronics, Inc.A	9,876	83
Silicon Motion Technology Corp. ADRD	2,177	61
Xcerra Corp.A	4,564	35

		313

Software - 0.45%
Progress Software Corp.A	860	22

Total Information Technology		705

MATERIALS - 5.77%
Chemicals - 2.77%
Cabot Corp.	476	20
Hawkins, Inc.	590	23
Innophos Holdings, Inc.	795	47
Intrepid Potash, Inc.	1,135	15
OM Group, Inc.	1,073	30

		135

Construction Materials - 0.25%
United States Lime & Minerals, Inc.	180	12

Metals & Mining – 1.07%
RTI International Metals, Inc.A	961	22
Schnitzer Steel Industries, Inc., Class A	835	14
Seabridge Gold, Inc.A	1,695	16

		52

Paper & Forest Products - 1.68%
Domtar Corp.	1,208	46

	Shares	Fair Value
		(000’s)
Resolute Forest Products, Inc.A	2,093	$36

		82

Total Materials		281

UTILITIES - 1.97%
Electric - 1.25%
NorthWestern Corp.	285	16
Portland General Electric Co.	1,136	45

		61

Gas - 0.72%
Laclede Group, Inc.	330	18
New Jersey Resources Corp.	265	17

		35

Total Utilities		96

Total Common Stock (Cost $4,449)		4,708

SHORT-TERM INVESTMENTS - 3.73% (Cost $182)
JPMorgan U.S. Government Money Market Fund, Capital Class	182,472	182

TOTAL INVESTMENTS - 100.35% (Cost $4,631)		4,890
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(17)

TOTAL NET ASSETS - 100.00%		$4,873

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	LLC - Limited Liability Company.
D	ADR - American Depositary Receipt.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index March Futures	Long	1	March 2015	$116,120	$2,018

				$116,120	$2,018

American Beacon International Equity Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 0.90%
Common Stocks - (Cost $18,300)
Ansell Ltd.D	413,619	$7,252
Caltex Australia Ltd. D	282,215	7,285
James Hardie Industries PLC, CDIA B D	606,958	6,077

Total Australia		20,614

Austria - 0.22%
Common Stocks - (Cost $6,680)
Uniqa Insurance Group AG D	601,864	5,089

Belgium - 1.43%
Common Stocks - (Cost $20,096)
Anheuser-Busch InBev N.V. D	207,360	25,310
KBC Groep N.V. D	136,874	7,346

Total Belgium		32,656

Canada - 2.26%
Common Stocks - (Cost $61,976)
Bombardier, Inc.	2,908,100	6,637
Imperial Oil Ltd.C	191,100	7,104
MDA Corp.	186,300	13,685
Rogers Communications, Inc., Class B	304,500	10,827
Suncor Energy, Inc.	227,700	6,791
Talisman Energy, Inc.	892,900	6,732

Total Canada		51,776

Denmark - 0.26%
Common Stocks - (Cost $8,418)
Carlsberg A.S., Class B D	79,610	5,851

Finland - 0.76%
Common Stocks - (Cost $11,321)
Sampo OYJ, Class A D	361,438	17,491

France - 10.58%
Common Stocks - (Cost $226,104)
AXA S.A. D	720,007	16,937
BNP Paribas D	642,780	33,908
Cap Gemini S.A. D	175,533	12,761
Cie de Saint-Gobain D	238,550	10,202
Cie Generale des Etablissements Michelin D	90,840	8,890
GDF Suez D	505,935	11,254
Legrand S.A. D	286,160	15,373
Orange S.A.D	438,720	7,728
SanofiD	334,377	30,805
Schneider Electric S.A. D	186,065	14,019

	Shares	Fair Value
		(000’s)
Technip S.A. D	319,811	$18,823
Total S.A. D	519,275	26,828
Valeo S.A. D	110,763	15,698
Vinci S.A. D	202,604	10,705
Vivendi S.A. D	347,763	8,257

Total France		242,188

Germany - 8.29%
Common Stocks - (Cost $142,544)
Bayer AG Reg D	357,472	51,655
Bayerische Motoren Werke AG D	67,393	7,871
Commerzbank AGC D	657,780	7,919
Continental AG D	33,719	7,643
Daimler AG D	106,744	9,701
Deutsche Boerse AG D	158,220	12,161
HeidelbergCement AG D	171,240	12,619
Infineon Technologies AG D	779,560	8,796
Lanxess AG D	150,370	7,227
Linde AG D	85,361	16,388
Merck KGaA D	137,730	13,795
METRO AG D	219,610	6,773
Muenchener Rueckversicherungs AG Reg D	33,507	6,737
SAP AG D	160,434	10,490
Siemens AG Reg D E	95,810	10,063

Total Germany		189,838

Greece - 0.02%
Common Stocks - (Cost $1,602)
Piraeus Bank S.A., C D	685,481	400

Hong Kong/China - 2.40%
Common Stocks - (Cost $43,050)
AIA Group Ltd.D	1,662,800	9,612
China Merchants Holdings Intl. D	2,016,103	7,361
China Mobile Ltd.D	1,876,807	24,490
CNOOC Ltd. D	7,770,000	10,334
Hutchison Whampoa Ltd. D	238,000	3,132

Total Hong Kong/China		54,929

Ireland - 0.67%
Common Stocks - (Cost $12,408)
CRH PLC B D	641,560	15,451

Israel - 1.77%
Common Stocks - (Cost $33,891)
Teva Pharmaceutical Industries Ltd., Sponsored ADR F	711,270	40,443

	Shares	Fair Value
		(000’s)
Italy - 1.89%
Common Stocks - (Cost $38,458)
Atlantia SpA D	533,531	$13,731
Azimut Holding SpA D	343,775	8,006
ENI SpA D	463,064	7,867
Intesa Sanpaolo SpA D	2,847,656	8,321
Saipem SpAC D	219,527	1,984
UniCredit SpA D	563,187	3,316

Total Italy		43,225

Japan - 13.94%
Common Stocks - (Cost $294,953)
AEON Financial Service Co., Ltd. D	168,700	3,034
Asics Corp. D	15,880	389
Canon, Inc. D	289,700	9,137
Daikin Industries Ltd. D	202,100	14,099
Daiwa House Industry Co., Ltd. D	906,800	16,712
Don Quijote Co., Ltd. D	260,500	18,861
East Japan Railway Co. D	99,400	7,680
Hitachi Ltd. D	1,969,000	14,890
ITOCHU Corp. D	523,400	5,310
Japan Tobacco, Inc. D	299,300	8,132
JGC Corp. D	371,000	7,556
KDDI Corp. D	745,700	52,610
Komatsu Ltd. D	418,600	8,232
Konica Minolta, Inc. D	1,253,500	13,730
Nikon Corp. D	1,000,900	12,717
Nissan Motor Co., Ltd. D	1,382,900	11,828
Seven & I Holdings Co., Ltd. D	340,000	12,453
Shin-Etsu Chemical Co., Ltd. D	207,100	13,718
Softbank Corp. D	219,000	12,845
Sony Corp.C D	267,200	6,237
Sumitomo Mitsui Financial Group, Inc. D	803,900	27,051
Suntory Beverage & Food Ltd. D	281,500	9,866
Toyota Motor Corp. D	406,200	26,150
United Arrows Ltd. D	209,900	5,964

Total Japan		319,201

Netherlands - 6.67%
Common Stocks - (Cost $137,926)
Airbus Group N.V. D	194,157	10,339
Akzo Nobel D	549,529	39,687
ING Groep N.V., CVAC D G	936,070	11,646
Koninklijke Philips Electronics N.V. D	240,627	6,649
NXP Semiconductor N.V.C D	139,320	10,998
PostNL N.V.C	1,325,527	4,817
QIAGEN N.V.C D	253,180	5,812
Reed Elsevier N.V.	1,086,779	26,630
SBM Offshore N.V.C D	692,530	7,647
TNT Express N.V. D	1,205,200	$7,908
Unilever N.V., CVA, GDRG H	197,265	8,573
Wolters Kluwer N.V. D	402,626	12,050

Total Netherlands		152,756

	Shares	Fair Value
		(000’s)
Norway - 0.62%
Common Stocks - (Cost $10,017)
Statoil ASAD	246,430	$4,110
Telenor ASAD	472,140	10,124

Total Norway		14,234

Portugal - 0.23%
Common Stocks - (Cost $7,949)
Galp Energia SGPS S.A., D	492,800	5,193

Singapore - 1.71%
Common Stocks - (Cost $28,304)
DBS Group Holdings Ltd. D	1,156,342	16,842
Noble Group Ltd. D	8,077,000	6,340
Sembcorp Industries Ltd.	697,000	2,215
Sembcorp Marine Ltd.	1,368,000	3,039
Singapore Telecommunications Ltd. D	3,526,000	10,616

Total Singapore		39,052

South Korea - 4.76%
Common Stocks - (Cost $118,316)
Hana Financial Group, Inc. D	288,234	8,453
Hyundai Mobis Co., Ltd.D	18,049	4,070
Hyundai Motor Co.D	151,271	23,240
KB Financial Group, Inc., ADRF	182,978	6,176
KT&G Corp. D	172,063	12,639
LG Electronics, Inc.D	151,363	8,382
POSCOD	41,106	9,542
Samsung Electronics Co., Ltd.D	13,197	16,312
SK Telecom Co., Ltd.D	77,544	20,304

Total South Korea		109,118

Spain - 1.68%
Common Stocks - (Cost $32,172)
Mediaset Espana Comunicacion S.A.C D	740,888	9,025
Red Electrica Corporation S.A. D	95,477	8,126
Repsol S.A. D	171,652	3,066
Tecnicas Reunidas S.A. D	130,790	5,120
Telefonica S.A. D	872,501	13,075

Total Spain		38,412

Sweden - 2.04%
Common Stocks - (Cost $40,857)
Assa Abloy AB, Class BD	266,270	14,530
Ericsson LM, Class BD	257,940	3,133
Getinge AB, Class BD	517,860	12,763
Swedbank AB, Class AD	676,853	16,365

Total Sweden		46,791

	Shares	Fair Value
		(000’s)
Switzerland - 8.02%
Common Stocks - (Cost $151,788)
ABB Ltd. D	482,560	$9,245
Clariant AGD	435,575	7,006
Credit Suisse Group AG RegD	689,065	14,506
GAM Holding AGD	324,375	5,725
Givaudan S.A. RegD	4,366	7,975
Novartis AG RegD	674,942	65,809
Roche Holding AG GenusscheinD	95,391	25,770
Swatch Groug AGD	9,714	3,869
Swiss Re AGD	104,450	9,438
UBS Group AG	1,261,878	21,150
Zurich Insurance Group AGD	39,968	13,268

Total Switzerland		183,761

United Kingdom - 23.85%
Common Stocks - (Cost $523,090)
Anglo American PLCBD	409,995	6,856
Aviva PLCBD	3,426,581	27,225
BAE Systems PLCBD	1,564,304	11,931
Balfour Beatty PLCBD	1,069,852	3,574
Barclays PLCBD	7,702,567	27,070
BG Group PLCBD	1,280,630	17,065
BP PLCBD	1,451,790	9,347
British American Tobacco PLCBD	794,531	44,732
British Sky Broadcasting Group PLCBD	578,290	8,072
Carnival PLCBD	308,349	13,831
Direct Line Insurance GroupD	1,986,873	9,342
GlaxoSmithKline PLCBD	1,285,842	28,302
Glencore Xstrata PLCBD	2,647,354	9,874
HSBC Holdings PLCBD	2,943,406	27,407
Informa PLCBD	1,477,537	11,370
Kingfisher PLCBD	3,626,372	18,698
Lloyds Banking Group PLCB CD	38,342,684	42,556
Marks & Spencer Group PLCBD	1,472,810	10,737
Michael Page International PLCBD	928,226	6,492
Petrofac Ltd. D	886,813	9,395
Provident Financial Holdings PLCBD	210,494	8,338
Prudential PLCBD	1,018,973	24,786
Reed Elsevier PLCBD	944,000	16,416
Rexam PLCBD	2,876,588	18,374
Rio Tinto PLCBD	221,626	9,762
Rolls-Royce Holdings PLCBD	476,815	6,394
Royal Dutch Shell PLC, Class ABD	492,301	15,063
Royal Dutch Shell PLC, Class BBD	303,526	9,663
RTL Group S.A., D	51,296	4,852
Shire PLCBD	177,528	12,976
SSE PLCD	269,370	6,523
Standard Chartered PLCBD	487,670	6,507
Taylor Wimpey PLCBD	3,598,296	7,327
Tesco PLCBD	3,582,820	12,094
Unilever PLCBD	228,874	10,084

	Shares	Fair Value
		(000’s)
Vodafone Group PLCB	7,296,776	$25,699
William Hill PLCB	1,354,606	7,684

Total United Kingdom		546,418

SHORT-TERM INVESTMENTS - 4.34%
American Beacon U.S. Government Money Market Select Fund, Select ClassI	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund, Capital ClassA	89,295,720	89,296

Total Short-Term Investments (Cost $99,296)		99,296

SECURITIES LENDING COLLATERAL - 0.46%
American Beacon U.S. Government Money Market Select Fund, Select ClassI	10,538,821	10,539
DWS Government and Agency Securities Portfolio, Institutional Class	32,164	32

Total Securities Lending Collateral (Cost $10,571)		10,571

TOTAL INVESTMENTS - 99.77% (Cost $2,080,087)		2,284,754
OTHER ASSETS, NET OF LIABILITIES - 0.23%		5,265

TOTAL NET ASSETS - 100.00%		$2,290,019

Percentages are stated as a percent of net assets.

A	CDI - Chess Depository Interest.
B	PLC - Public Limited Company.
C	Non-income producing security.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,002,340 or 87% of net assets.
E	All or a portion of this security is on loan at January 31, 2015.
F	ADR - American Depositary Receipt.
G	CVA - Dutch Certificate.
H	GDR - Global Depositary Receipt.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index February Futures	Long	28	February 2015	$2,843,170	$158,178
CAC 40 10 Euro February Futures	Long	200	February 2015	10,412,947	809,113
DAX Index March Futures	Long	33	March 2015	9,026,769	943,642
FTSE 100 Index March Futures	Long	221	March 2015	22,322,291	1,205,664
FTSE MIB Index March Futures	Long	21	March 2015	2,171,280	259,502
Hang Seng IDX February Futures	Long	22	February 2015	3,481,354	(46,731)
IBEX 35 Index February Futures	Long	31	February 2015	3,638,810	156,280
OMXS 30 Index February Futures	Long	176	February 2015	3,112,453	231,871
S&P TSX 60 Index March Futures	Long	77	March 2015	10,368,065	362,196
SPI 200 March Futures	Long	73	March 2015	7,873,863	417,431
TOPIX Index March Futures	Long	192	March 2015	23,120,437	6,873

				$98,371,439	$4,504,019

Forward Foreign Currency Exchange Contracts on January 31, 2015 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Net Unrealized Appreciation/ (Depreciation)	Unrealized Appreciation	Unrealized (Depreciation)
BUY	GBP	2,660,817	3/11/2015	SOG	(36,137)	—	(36,137)
BUY	AUD	928,926	3/11/2015	BOA	(35,050)	—	(35,050)
BUY	EUR	3,337,945	3/11/2015	SOG	(192,307)	—	(192,307)
BUY	SEK	373,810	3/11/2015	SOG	(17,404)	—	(17,404)
BUY	GBP	22,002,850	3/11/2015	BRC	(882,565)	—	(882,565)
BUY	EUR	25,474,924	3/11/2015	CBK	(2,443,121)	—	(2,443,121)
BUY	CHF	11,698,127	3/11/2015	CBK	648,774	648,774	—
BUY	SEK	315,816	3/11/2015	SOG	(6,692)	—	(6,692)
BUY	JPY	2,261,139	3/11/2015	SOG	1,681	1,681	—
BUY	GBP	2,258,993	3/11/2015	SOG	(14,103)	—	(14,103)
BUY	CHF	208,661	3/11/2015	SOG	(14,128)	—	(14,128)
BUY	CAD	1,050,309	3/11/2015	SOG	(63,499)	—	(63,499)
BUY	AUD	804,805	3/11/2015	SOG	(45,289)	—	(45,289)
BUY	EUR	2,873,165	3/11/2015	SOG	(68,331)	—	(68,331)
BUY	SEK	2,874,039	3/11/2015	CBK	(299,743)	—	(299,743)
BUY	JPY	22,833,887	3/11/2015	UAG	446,728	446,728	—
BUY	CAD	10,451,399	3/11/2015	GSC	(1,198,118)	—	(1,198,118)
BUY	AUD	7,705,850	3/11/2015	RBS	(554,171)	—	(554,171)
BUY	HKD	2,843,792	3/11/2015	JPM	2	2	—
BUY	CHF	1,253,714	3/11/2015	SOG	109,656	109,656	—
BUY	JPY	2,747,893	3/11/2015	BOA	48,153	48,153	—
BUY	CAD	1,238,830	3/11/2015	BOA	(99,811)	—	(99,811)
BUY	SEK	544,032	3/11/2015	SOG	(15,322)	—	(15,322)
BUY	CHF	2,075,338	3/11/2015	SOG	197,543	197,543	—
BUY	CAD	1,727,283	3/11/2015	SOG	(122,136)	—	(122,136)
BUY	JPY	3,881,544	3/11/2015	SOG	35,138	35,138	—
BUY	GBP	3,761,585	3/11/2015	SOG	(25,508)	—	(25,508)
BUY	EUR	4,675,158	3/11/2015	SOG	(226,416)	—	(226,416)
BUY	AUD	1,343,680	3/11/2015	SOG	(69,989)	—	(69,989)
SELL	SEK	303,086	3/11/2015	UAG	3,708	3,708	—
SELL	CAD	1,831,896	3/11/2015	UAG	169,651	169,651
SELL	CHF	1,374,888	3/11/2015	CBK	(86,005)	—	(86,005)
SELL	EUR	3,365,697	3/11/2015	CBK	294,934	294,934	—
SELL	SEK	385,404	3/11/2015	CBK	36,210	36,210	—
SELL	AUD	929,209	3/11/2015	JPM	59,947	59,947	—
SELL	GBP	2,688,634	3/11/2015	CBK	90,026	90,026	—
SELL	CAD	1,215,458	3/11/2015	JPM	133,004	133,004	—
SELL	JPY	2,923,788	3/11/2015	JPM	(93,158)	—	(93,158)
SELL	CHF	1,650,887	3/11/2015	UAG	(117,975)	—	(117,975)
SELL	EUR	3,322,120	3/11/2015	UAG	256,583	256,583	—
SELL	SEK	437,281	3/11/2015	UAG	26,015	26,015	—
SELL	JPY	2,443,342	3/11/2015	UAG	(66,484)	—	(66,484)
SELL	GBP	3,115,580	3/11/2015	UAG	90,894	90,894	—
SELL	AUD	1,264,457	3/11/2015	UAG	45,953	45,953	—
SELL	AUD	851,000	3/11/2015	UAG	39,155	39,155	—
SELL	GBP	2,271,070	3/11/2015	UAG	16,441	16,441	—
SELL	CAD	1,081,233	3/11/2015	UAG	66,411	66,411	—
SELL	EUR	2,859,504	3/11/2015	UAG	136,359	136,359	—
SELL	JPY	2,401,226	3/11/2015	UAG	(17,390)	—	(17,390)
SELL	CHF	1,243,161	3/11/2015	UAG	(119,208)	—	(119,208)
SELL	SEK	340,872	3/11/2015	UAG	8,710	8,710	—
SELL	GBP	2,203,042	3/11/2015	UAG	13,461	13,461	—
SELL	AUD	715,335	3/11/2015	DUB	35,251	35,251	—
SELL	EUR	2,762,594	3/11/2015	UAG	61,595	61,595	—
SELL	JPY	2,095,164	3/11/2015	DUB	(23,148)	—	(23,148)
SELL	CAD	940,724	3/11/2015	DUB	46,858	46,858	—
SELL	CHF	1,255,896	3/11/2015	UAG	57,416	57,416	—

		194,480,859			(3,776,951)	3,176,257	(6,953,208)

Glossary:

Counterparty Abbreviations:
BRC	Barclays Bank PLC	JPM	J.P. Morgan Chase Bank N.A.
CBK	Citibank, N.A.	RBS	Royal Bank of Scotland
DUB	Deutsche Bank, AG	SCB	Standard Charter Bank
GST	Goldman Sachs International	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

American Beacon Emerging Markets Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 0.20%
Common Stocks - (Cost $158)
YPF S.A., Sponsored ADRA	6,401	$150

Preferred Stocks - (Cost $131)
Nortel Inversora S.A., B Shares, ADRA	4,450	92

Total Argentina		$242

Austria - 1.31%
Common Stocks - (Cost $2,562)
Erste Group Bank AGF	57,741	1,252
Vienna Insurance Group AGF	8,353	354

Total Austria		1,606

Brazil - 11.54%
Common Stocks - (Cost $18,210)
Banco Bradesco S.A.F	15,850	198
Banco do Brasil S.A.	48,800	376
Banco Santander Brasil S.A., ADRA	121,340	560
BM&FBovespa S.A.	129,600	440
Brasil Insurance Participacoes e Administracao S.A.	47,900	36
BRF - Brasil Foods S.A.B F	40,455	971
CCR S.A. F	35,270	201
Centrais Eletricas Brasileiras S.A., Sponsored ADRA B	195,350	367
Cia de Saneamento Basico do Estado de Sao PauloB	192,300	953
Cia de Saneamento Basico do Estado de Sao Paulo, ADRA B	52,031	253
Cia Hering	28,900	196
Duratex S.A.B C	66,500	184
EDP - Energias do Brasil S.A.	77,100	249
Embraer S.A., ADRA	35,170	1,240
Gerdau S.A., Sponsored ADRA	50,370	174
Grupo BTG PactualD	10,100	99
Magnesita Refratarios S.A.	154,000	108
Marfrig Alimentos S.A.	512,400	955
Oi S.A.	19,802	39
Petroleo Brasileiro S.A.B F	34,248	103
Petroleo Brasileiro S.A., A Shares, Sponsored ADRA B	121,050	744
Petroleo Brasileiro S.A., Sponsored ADRA B F	103,733	623
Raia Drogasil S.A.BF	20,910	201
Telefonica Brasil S.A., ADRA	60,995	1,125
TIM Participacoes S.A.	121,500	536
Ultrapar Participacoes S.A. F	11,012	218
Viver Incorporadora e Construtora S.A.B	431,588	11

Total Common Stocks		11,160

	Shares	Fair Value
		(000’s)
Convertible Bonds - (Cost $116)
Viver Incorporadora e Construtora S.A., 2.00%, 8/6/2016B E F	270,118	$28

Preferred Stocks - (Cost $4,259)
Banco Bradesco S.A.	52,096	654
Banco Estado Rio GranB	52,400	238
Gerdau S.A.	62,200	211
Itau Unibanco Holding S.A.F	40,926	502
Itau Unibanco Holding S.A., Sponsored ADRA	34,530	419
Itausa - Investimentos Itau S.A.	55,700	190
Metalurgica Gerdau S.A.	7,400	27
Petroleo Brasileiro S.A.B	58,966	180
Randon Participacoes S.A.B	93,600	140
Vale S.A., ADRA	61,082	382

Total Preferred Stocks		2,943

Total Brazil		14,131

Chile - 0.78%
Common Stocks - (Cost $1,256)
Cencosud S.A.	146,534	359
Empresa Nacional de Telecom	32,240	305
S.A.C.I. Falabella	43,570	287

Total Chile		951

Colombia - 1.09%
Common Stocks - (Cost $1,392)
Bancolombia S.A., Sponsored ADRA	657	30
Cementos Argos S.A.	23,456	88
Grupo Aval Acciones y Valores, ADRA	80,080	828
Grupo de Inversiones Suramericana S.A.	11,844	172

Total Common Stocks		1,118

Preferred Stocks - (Cost $280)
Bancolombia S.A.	13,964	165
Grupo de Inversiones Suramericana S.A.	4,000	57

Total Preferred Stocks		222

Total Colombia		1,340

Czech Republic - 0.86%
Common Stocks - (Cost $1,645)
Komercni Banka A.S.F	1,909	389
Telefonica Czech Republic A.S.F	74,550	659

Total Czech Republic		1,048

Greece - 0.09%
Common Stocks - (Cost $273)
National Bank of Greece S.A. B F	106,833	111

	Shares	Fair Value
		(000’s)
Hong Kong/China - 20.92%
Common Stocks - (Cost $26,230)
Anhui Conch Cement Co., Ltd. HF	145,500	$490
Apt. Satellite Holdings Ltd.F	457,000	623
Bank of China Ltd. HF	2,137,000	1,189
Baoxin Auto Group Ltd. F	238,000	137
Beijing Capital International Airport Co., Ltd. H F	408,000	384
Bosideng International Holdings Ltd. F	5,942,000	764
CGN Power Co., LtdB F G	81,000	34
Chaoda Modern Agriculture Holdings Ltd., Acquired 12/20/2010-1/13/2011, Cost $1,710 P	2,200,000	154
China Communications Services Corp., Ltd. HF	1,306,000	590
China Construction Bank HF	2,222,415	1,784
China Life Insurance Co., Ltd. HF	226,000	877
China Mengniu Dairy Co., Ltd. F	53,000	242
China Mobile Ltd.F	188,000	2,453
China Oilfield Services Ltd. HF	136,000	226
China Overseas Land & Investment Ltd. F	66,000	191
China Pacific Insurance Group Co., Ltd. HF	50,400	242
China Railway Construction Corp., Ltd. HF	124,000	142
China Resources Power Holdings Co., Ltd. F	138,000	386
China Yuchai International Ltd.	17,000	311
China ZhengTong Auto Services Holdings Ltd. F	324,000	162
Chongqing Changan Automobile Co., Ltd. F	30,500	76
CNOOC Ltd. F	399,000	531
Cosco International Holdings Ltd. F	1,502,000	614
COSCO Pacific Ltd. F	430,495	627
CSPC Pharmaceutical Group Ltd. F	114,000	96
Dickson Concepts International Ltd. F	280,445	131
Dongfang Electric Corp., HF	74,400	162
Dongfeng Motor Group Co., Ltd. HF	570,000	825
First Pacific Co., Ltd. F	1,161,874	1,175
Global Bio-chem Technology Group Co., Ltd.BF	982,520	28
Guangzhou Automobile Group Co., Ltd. HF	363,370	331
Huandian Power International Corp., HF	152,000	138
Industrial & Commercial Bank of China Ltd. HF	1,238,555	889
Lianhua Supermarket Holdings Co., Ltd. HBF	734,000	353
Lifestyle International Holdings Ltd., Acquired 5/30/2014-8/28/2014, Cost $903 F	475,000	935
Luk Fook Holdings International Ltd. F	318,000	1,186
NWS Holdings Ltd. F	43,056	80

	Shares	Fair Value
		(000’s)
Parkson Retail Group Ltd. F	2,021,000	$480
Ping An Insurance Group Co., HF	49,000	518
Qihoo 360 Technology Co., Ltd. ADRA B	1,320	77
Samsonite International S.A. F	164,700	$498
Shanghai Industrial Holdings Ltd. F	262,000	773
Shenzhen International Holdings Ltd. F	61,000	87
Sihuan Pharmaceutical Holdings Group Ltd. F	273,000	175
Sinotrans Shipping Ltd.BF	2,512,000	567
TAL Education Group ADRA	4,241	132
Tencent Holdings Ltd.F	71,500	1,206
Tsingtao Brewery Co., Ltd. HF	22,000	147
Uni-President China Holdings Ltd. F	127,400	110
Weichai Power Co., Ltd. HF	82,000	324
Weiqiao Textile Co., Ltd. HF	721,000	395
West China Cement Ltd. F	1,784,000	199
Wumart Stores, Inc. F	469,000	331

Total Hong Kong/China		25,577

Hungary - 1.60%
Common Stocks - (Cost $2,641)
Magyar Telekom Telecommunications PLCB F H	316,533	411
OTP Bank PLCHF	19,992	265
Richter Gedeon NyrtF	94,293	1,278

Total Hungary		1,954

India - 8.49%
Common Stocks - (Cost $9,271)
Ashok Leyland Ltd. F	402,121	426
Bank of IndiaF	62,080	265
Bharat Heavy Electricals Ltd. F	29,961	141
Bharat Petroleum Corp., Ltd. F	27,514	333
Glenmark Pharmaceuticals Ltd. F	20,830	241
HDFC Bank Ltd. F	28,456	494
Hero Honda Motors Ltd. F	5,573	257
ICICI Bank Ltd. F	74,119	430
Idea Cellular Ltd.BF	68,543	171
India Cements Ltd. F	336,272	585
Indian Oil Corp Ltd. F	72,700	408
IndusInd Bank Ltd. F	31,731	445
Infrastructure Development Finance Co., Ltd. F	66,142	184
Jubilant Life Sciences Ltd. F	7,984	22
Marico Ltd. F	39,400	230
Maruti Suzuki India Ltd. F	5,995	351
NMDC Ltd. F	133,140	301
NTPC Ltd. F	112,310	260
Oil & Natural Gas Corp., Ltd. F	49,256	279
Oriental Bank of CommerceF	20,714	88
Power Grid Corp. of India Ltd. F	117,250	280
Punjab National BankF	87,600	267
Reliance Industries Ltd. F	62,806	929
Reliance Infrastructure Ltd. F	106,025	868

	Shares	Fair Value
		(000’s)
Rolta India Ltd. F	106,430	$188
Sesa Sterlite Ltd., ADRAF	4,332	56
Sesa Sterlite Ltd. F	46,534	152
Shree Cement Ltd. F	1,939	$342
Shriram Transport Finance Co., Ltd. F	17,556	324
South Indian Bank Ltd. F	98,700	44
State Bank of India F	111,147	$553
Steel Authority of India Ltd. F	186,140	231
Tata Consultancy Services Ltd. F	5,901	237

Total India		10,382

Indonesia - 1.25%
Common Stocks - (Cost $1,552)
AKR Corporindo Tbk PT F	126,600	47
Aneka Tambang Persero Tbk PT F	407,500	34
Kalbe Farma Tbk PT F	1,567,200	231
Link Net Tbk PTB F	376,600	140
Matahari Department Store Tbk PT F	258,400	316
Surya Citra Media Tbk PT F	298,800	80
XL Axiata Tbk PT F	1,822,003	687

Total Indonesia		1,535

Japan - 0.11%
Common Stocks - (Cost $199)
Nexon Co., Ltd., F	13,700	135

Luxembourg - 0.72%
Common Stocks - (Cost $1,165)
Ternium S.A. ADR A	51,040	875

Malaysia - 0.99%
Common Stocks - (Cost $1,487)
Astro Malaysia Holdings Bhd	194,900	157
CIMB Group Holdings Bhd	233,017	353
Genting Malaysia Bhd	378,900	423
IHH Healthcare BhdF	121,700	174
Sapurakencana Petroleum Bhd	148,200	110

Total Malaysia		1,217

Mexico - 4.78%
Common Stocks - (Cost $8,033)
ALFA S.A.B.	197,751	361
Alpek S.A.B. de C.V.	130,200	145
Alsea S.A.B. de C.V.	106,751	286
America Movil, S.A.B. de C.V. Series L, ADR A	36,838	788
Cemex, S.A.B. de C.V., Series L Sponsored ADR A	164,947	1,467
Consorcio ARA, S.A.B. de C.V.	288,600	123
Desarrolladora Homex, S.A.B. de C.V., Acquired 1/2/2013-5/2/2013, Cost $933 B F P	456,630	14

	Shares	Fair Value
		(000’s)
Fomento Economico Mexicano, S.A.B. de C.V., Series B Sponsored ADR A	7,722	$645
Grupo Financiero Banorte, S.A.B. de C.V.	86,585	$441
Grupo Financiero Inbursa, S.A.B. de C.V.	74,568	193
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	10,117	$107
Macquarie Mexico Real Estate NPVG I	498,870	821
TF Administradora IndustrialI	204,423	437
Urbi Desarrollos Urbanos, S.A.B. de C.V., Acquired 1/14/2013-3/25/2013, Cost $643 B F P	1,452,850	24

Total Mexico		5,852

Netherlands - 0.11%
Common Stocks - (Cost $219)
Yandex N.V., B	9,170	137

Peru - 0.48%
Common Stocks - (Cost $562)
Credicorp Ltd.,	4,069	586

Philippines - 1.47%
Common Stocks - (Cost $1,414)
BDO Unibank, Inc.F	88,890	230
DMCI Holdings, Inc. F	493,000	172
International Container Terminal Services, Inc. F	71,310	184
Lt Group, Inc. F	561,100	172
Metro Pacific Investments Corp. F	2,527,100	296
Metropolitan Bank & Trust Co. F	159,650	344
SM Investments Corp. F	19,070	401

Total Philippines		1,799

Poland - 1.57%
Common Stocks - (Cost $2,119)
Bank Pekao S.A. F	10,451	505
Bank Zachodni WBK S.A. F	4,841	450
PKO Bank Polski S.A. F	56,376	521
PKP Cargo S.A.F	9,412	227
Synthos S.A.B F	187,660	218

Total Poland		1,921

Qatar - 0.29%
Common Stocks - (Cost $396)
Commercial Bank of Qatar QSC F	9,749	181
Ooredoo QSC F	5,583	176

Total Qatar		357

	Shares	Fair Value
		(000’s)
Russia - 3.30%
Common Stocks - (Cost $7,838)
Gazprom OAO, Sponsored ADRA	342,350	$1,436
Lukoil OAO, Sponsored ADRA	27,060	1,094
Mail.ru Group Ltd., Reg S, GDR F J K	8,106	$116
Megafon, GDRFK	9,941	136
NovaTek OAO, Reg S Sponsored GDR F J K	3,180	222
Rosneft Oil Co. Reg S GDRJ K F	66,768	216
RusHydro JSC, ADRA	127,370	106
Sberbank, Sponsored ADRA B F	189,743	$716

Total Russia		4,042

Singapore - 0.80%
Common Stocks - (Cost $753)
Flextronics International Ltd.B	46,210	514
Haw Par Corp., Ltd.F	72,957	464

Total Singapore		978

South Africa - 2.13%
Common Stocks - (Cost $2,196)
Aveng Ltd.B F	100,200	153
Life Healthcare Group Holdings Ltd.F	40,692	151
MTN Group Ltd.F	28,454	491
Naspers Ltd., N Shares F	5,293	762
Pick n Pay Stores Ltd.F	37,546	184
Standard Bank Group Ltd.F	38,768	512
Vodacom Group Pty. Ltd.F	30,299	349

Total South Africa		2,602

South Korea - 16.67%
Common Stocks - (Cost $21,866)
Amorepacific Corp.F	26	63
Cosmax Inc. F	1,243	123
Coway Co., F Ltd.	4,874	390
E-Mart Co., Ltd. F	1,257	238
Hana Financial Group, Inc. F	34,054	999
Hite Jinro Ltd. F	5,056	107
Honam Petrochemical Corp.	182	29
Hotel Shilla Co., Ltd. F	2,627	243
Hyundai Department Store Co., Ltd. F	159	17
Hyundai Engineering & Construction Co., Ltd. F	9,811	388
Hyundai Mobis Co., Ltd.F	5,292	1,194
Hyundai Motor Co.F	4,599	707
KB Financial Group, Inc. F	61,318	2,049
Kia Motors Corp.F	26,823	1,123
Kolao Holdings F	5,400	83
Korea Electric Power Corp.F	13,457	525
Korea Electric Power Corp., Sponsored ADRA	3,970	77
Korean Reinsurance Co. F	6,518	61
KT Corp.F	9,739	265
KT Corp., Sponsored ADRA	16,320	219
LG Chem Ltd. F	2,726	494

	Shares	Fair Value
		(000’s)
LG Electronics, Inc.F	7,427	$411
Lotte Confectionery Co., Ltd. F	198	338
Lotte Shopping Co., Ltd. F	1,239	$268
NCSoft Corp. F	666	122
NHN Corp. F	681	444
NongShim Co., Ltd. F	1,466	309
Orion Corp. F	28	27
Paradise Co., Ltd. F	4,251	102
POSCOF	6,588	1,529
Samsung Electronics Co., Ltd.F	2,756	3,407
Samsung Life Insurance Co., Ltd. F	2,486	254
Seoul Semiconductor Co., Ltd. F	7,763	137
Shinhan Financial Group Co., Ltd. F	35,512	1,452
Shinsegae Co., Ltd. F	2,549	374
SK Hynix, Inc. F	11,328	489
SK Telecom Co., Ltd.F	794	208
Tong Yang Life Insurance F	22,220	223

Total Common Stocks		19,488

Preferred Stocks - (Cost $546)
Hyundai Motor Co., Ltd.	7,542	787
Samsung Electronics Co., Ltd.F	104	101

Total Preferred Stocks		888

Total South Korea		$20,376

Spain - 0.13%
Common Stocks - (Cost $206)
Cemex Latam Holdings S.A. B	25,925	162

Switzerland - 0.39%
Common Stocks - (Cost $642)
Coca-Cola HBC AG F	16,589	267
DKSH Holding Ltd., AG F	2,844	216

Total Switzerland		483

Taiwan - 6.49%
Common Stocks - (Cost $7,216)
Advanced Semiconductor Engineering, Inc.F	281,570	355
Catcher Technology Co., Ltd. F	20,000	175
Chailease Holding Co., Ltd. F	117,975	278
Compal Electronics, Inc. F	629,000	460
Delta Electronics, Inc. F	31,000	189
Eclat Textile Co., Ltd. F	16,931	175
Epistar Corp. F	63,000	112
Far EasTone Telecommunication Co., Ltd.F	39,000	95
First Financial Holding Co., Ltd.F	472,752	276
Fubon Financial Holding Co., Ltd. F	155,000	246
Ginko International Co., Ltd. F	11,000	107
Hermes Microvision, Inc. F	4,525	215
HON HAI Precision Industry Co., Ltd.F	246,014	673
Largan Precision Co., Ltd. F	4,000	332
MediaTek, Inc. F	26,000	397

	Shares	Fair Value
		(000’s)
Nan Ya Printed Circuit Board Corp.B F	148,139	208
Pegatron Corp. F	18,000	48
Radiant Opto-Electronics Corp. F	121,970	385
Shin Kong Financial Holding Co., Ltd. F	1,428,486	397
Simplo Technology Co., Ltd. F	30,000	$148
Taiwan Mobile Co., Ltd. F	45,000	149
Taiwan Semiconductor Manufacturing Co., Ltd F	447,385	1,986
Uni-President Enterprises Corp.F	125,949	201
United Microelectronics Corp. F	671,226	327

Total Taiwan		7,934

Thailand - 2.63%
Common Stocks - (Cost $3,410)
Advanced Info Service PCLL	53,900	$356
Bangkok Bank PCL, NVDRF L M	49,300	287
Bangkok Bank PCLL F	105,390	618
Indorama Ventures PCLC F	303,400	202
Kasikornbank PCL, NVDR F L M	26,100	176
Land and Houses PCL F L	659,100	188
Land and Houses PCL, NVDR F L M	215,300	60
Minor International PCL F L	193,100	202
Mint-W5N	1,655	0
PTT Global Chemical PCL F	266,100	440
PTT PCLL	29,800	300
Thai Co., Ltd., NVDRM N	945	0
Thai Oil PCLL	137,300	215
Total Access Communication PCLF L	40,400	116
Total Access Communication PCL, NVDRF L M	21,400	61

Total Thailand		3,221

Turkey - 1.81%
Common Stocks - (Cost $2,004)
Aygaz A.S. F	144,634	612
Turkiye Garanti Bankasi A.S.F	136,340	575
Turkiye Halk Bankasi A.S. F	41,935	270
Turkiye Vakiflar Bankasi Tao F	323,647	754

Total Turkey		2,211

United Arab Emirates - 0.16%
Common Stocks - (Cost $205)
Emaar Properties PJSC, F O	105,319	191

United Kingdom - 0.42%
Common Stocks - (Cost $621)
APR Energy PLC F H	37,620	97
Mondi PLC F H	23,169	416

Total United Kingdom		513

United States - 0.23%
Common Stocks - (Cost $308)
First Cash Financial Services, Inc.B	2,613	130
JD.com, Inc. ADRA B	6,197	154

Total United States		284

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 6.21% (Cost $7,603)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,603,481	$7,603

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS - 100.02% (Cost $140,984)		122,356
LIABILITIES, NET OF OTHER ASSETS - (0.02)%		(21)

TOTAL NET ASSETS - 100.00%		$122,335

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Par value represents units rather than shares.
E	Variable rate.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $88,178 or 72% of net assets.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $855 or 0.70% of net assets. The Fund has no right to demand registration of these securities.
H	PLC - Public Limited Company.
I	REIT - Real Estate Investment Trust.
J	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
K	GDR - Global Depositary Receipt.
L	PCL - Public Company Limited (Thailand).
M	NVDR - Non Voting Depositary Receipt
N	Warrant
O	PJSC - Private Joint Stock Company.
P	Illiquid – At period end, the value of these securities amounted to $192 or .10% of net assets.

Futures Contracts Open on January 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets March Futures	Long	149	March 2015	$7,088,675	$(43,027)

				$7,088,675	$(43,027)

Foreign Currency Contracts Open at January 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SELL	JPY	3,207	2/5/2015	BOA	$—	$(9)	(9)
SELL	JPY	3,208	2/5/2015	SSB	—	(8)	(8)
SELL	JPY	60,486	2/5/2015	BOA	—	(921)	(921)
SELL	JPY	60,486	2/5/2015	SSB	—	(946)	(946)
SELL	EUR	20,425	2/19/2015	GST	—	(160)	(160)
SELL	EUR	23,304	2/19/2015	UAG	—	(178)	(178)
SELL	EUR	375,814	2/19/2015	GST	15,406	—	15,406
SELL	EUR	377,055	2/19/2015	UAG	15,467	—	15,467

					$30,873	$(2,222)	$28,651

Glossary:

BOA	Bank of America, N.A.
GST	Goldman Sachs International
SSB	State Street Bank and Trust Company
UAG	UBS AG

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

American Beacon High Yield Bond Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
CONVERTIBLE PREFERRED STOCKS - 0.02% (Cost $68)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
CEVA Holding LLC, Series A-2A B C	49	$35

COMMON STOCKS - 0.12%
FINANCIALS - 0.04%
Other Finance - 0.04%
iPayment, Inc.C D F	28,688	93

MANUFACTURING - 0.02%
Paper & Forest Products - 0.02%
Catalyst Paper Corp.A C D	8,426	41

MATERIALS - 0.00%
Paper & Forest Products - 0.00%
Verso Corp.C	1,132	2

SERVICE - 0.05%
Communications - 0.05%
Cengage Learning Holdings 11 Inc.C	1,154	25
Cengage Learning Holdings II LPE	3,169	71

Total Service		96

TRANSPORTATION - 0.01%
Other Transportation - 0.01%
CEVA Holding LLCAB C	22	16

Total Common Stocks (Cost $404)		248

RIGHTS - 0.00% TRANSPORTATION - 0.00%
Other Transportation - 0.00%
Horizon Lines, Inc., Exercise price $0.051, Expires 9/27/2036, Acquired 5/27/2008 – 5/10/2012BKLM	3,581,642	72

FINANCE - 0.00%
Other Finance - 0.00%
iPayment Holdings, Inc., Exercise price $0.40, expires 12/29/2022, Acquired 12/19/2012 – 11/15/2014BKLM	115,286	40

Total Rights (Cost $612)		112

PREFERRED STOCKS - 0.29%
AGENCY - 0.02%
Federal Home Loan Mortgage Corporation - 0.02%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049C F	10,000	41

ENERGY - 0.01%
Oil & Gas - 0.01%
Halcon Resources Corp., 5.75%, Due 12/31/2049	70	23

FINANCE - 0.26%
Banks - 0.26%
Ally Financial, Inc., 7.00%, Due 12/31/2049G	185	185
Countrywide Capital V, 7.00%, Due 11/01/2036	15,000	384

Total Finance		569

Total Preferred Stocks (Cost $884)		633

	Par Amount	Fair Value
	(000’s)	(000’s)
CONVERTIBLE OBLIGATIONS - 0.14%
Energy - 0.14%
American Energy - Utica LLC, 3.50%, Due 3/1/2021B D G	$230	$150
Goodrich Petroleum Corp., 5.00%, Due 10/1/2032	435	158

Total Convertible Obligations (Cost $770)		308

CORPORATE OBLIGATIONS - 93.74%
Consumer - 3.66%
American Achievement Corp., 10.875%, Due 4/15/2016G	355	337
Beverages & More, Inc., 10.00%, Due 11/15/2018G	550	513
Big Heart Pet Brands, 7.625%, Due 2/15/2019	654	648
CEDC Finance Corp International, Inc., 9.00%, Due 4/30/2018H	173	146
Constellation Brands, Inc., 4.75%, Due 11/15/2024	200	210
Cott Beverages, Inc., 6.75%, Due 1/1/2020G	300	296
Diamond Foods, Inc., 7.00%, Due 3/15/2019G	380	384
Dole Food Co., Inc., 7.25%, Due 5/1/2019G	300	301
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021G	364	335
Innovation Ventures LLC, 9.50%, Due 8/15/2019B G	375	370
JBS Investments GmbH, 7.75%, Due 10/28/2020G	625	643
JBS USA LLC / JBS USA Finance, Inc.,
8.25%, Due 2/1/2020B G	400	421
7.25%, Due 6/1/2021B G	200	206
5.875%, Due 7/15/2024B G	100	97
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020G	500	467
Motors Liquidation Co., 8.375%, Due 7/15/2049A F I	1,570	—
Pinnacle Operating Corp., 9.00%, Due 11/15/2020G	295	301
Post Holdings, Inc.,
6.75%, Due 12/1/2021G	200	196
7.375%, Due 2/15/2022	400	407
6.00%, Due 12/15/2022G	100	96
Prestige Brands, Inc.,
8.125%, Due 2/1/2020	165	177
5.375%, Due 12/15/2021G	475	464
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	340	348
Spectrum Brands, Inc., 6.625%, Due 11/15/2022	470	501

		7,864

Energy - 14.11%
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	430	428
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, Due 11/15/2022B E	215	213
Bonanza Creek Energy, Inc.,
6.75%, Due 4/15/2021	105	94
5.75%, Due 2/1/2023	445	374
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, Due 4/15/2022E	600	384
Bristow Group, Inc., 6.25%, Due 10/15/2022	215	205
California Resources Corp.,
5.00%, Due 1/15/2020G	215	185
5.50%, Due 9/15/2021G	200	168
6.00%, Due 11/15/2024G	300	244
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	300
7.50%, Due 9/15/2020	100	98
CGG S.A., 6.50%, Due 6/1/2021	600	459
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	200	118
8.25%, Due 9/1/2021	235	136
7.625%, Due 11/15/2022	917	532

	Par Amount	Fair Value
	(000’s)	(000’s)
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	$585	$515
9.375%, Due 6/1/2021	62	45
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	300	321
6.875%, Due 11/15/2020	660	714
6.125%, Due 2/15/2021	350	369
5.75%, Due 3/15/2023	400	414
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	430
CSI Compressco LP / Compressco Finance, Inc., 7.25%, Due 8/15/2022E G	200	166
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017G	450	354
Energy Transfer Equity LP, 7.50%, Due 10/15/2020E	700	779
Energy XXI Gulf Coast, Inc.,
7.50%, Due 12/15/2021	200	91
6.875%, Due 3/15/2024G	765	337
EnQuest PLC, 7.00%, Due 4/15/2022G J	200	114
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	400	263
EV Energy Partner LP, 8.00%, Due 4/15/2019E	430	373
Gastar Exploration, Inc., 8.625%, Due 5/15/2018	495	413
Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, Due 2/15/2021E	580	547
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	175
Gulfport Energy Corp., 7.75%, Due 11/1/2020G	250	248
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	67
8.875%, Due 5/15/2021	400	266
9.25%, Due 2/15/2022	100	66
Hercules Offshore, Inc., 7.50%, Due 10/1/2021G	515	176
Linn Energy LLC / Linn Energy Finance Corp.,
6.25%, Due 11/1/2019B	100	76
8.625%, Due 4/15/2020B	500	395
7.75%, Due 2/1/2021B K	485	366
6.50%, Due 9/15/2021B	100	74
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	925	680
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, Due 12/1/2024L	365	367
Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, Due 5/1/2021E	350	314
Memorial Resource Development Corp., 5.875%, Due 7/1/2022G	200	182
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	765	396
NGL Energy Partners LP / NGL Energy Finance Corp., 5.125%, Due 7/15/2019 E G	400	380
NGPL PipeCo LLC,
9.625%, Due 6/1/2019B G	715	700
7.768%, Due 12/15/2037B G	135	143
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022	410	377
Ocean Rig UDW, Inc., 7.25%, Due 4/1/2019G	400	260
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	385	250
7.125%, Due 4/1/2023	500	320
Pacific Drilling S.A., 5.375%, Due 6/1/2020G	235	176
Paragon Offshore PLC, 7.25%, Due 8/15/2024G J	375	180
Penn Virginia Corp., 8.50%, Due 5/1/2020	690	573
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
8.375%, Due 6/1/2020E	130	142
6.50%, Due 5/15/2021E	300	320
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017	215	181
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	287

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 5/1/2023	$400	$379
Quicksilver Resources, Inc.,
7.00%, Due 6/21/2019GI	200	128
9.125%, Due 8/15/2019I	100	10
Range Resources Corp., 5.00%, Due 3/15/2023	355	350
Regency Energy Partners LP / Regency Energy Finance Corp.,
8.375%, Due 6/1/2019E G	500	527
5.875%, Due 3/1/2022E	275	301
4.50%, Due 11/1/2023E	95	96
Resolute Energy Corp., 8.50%, Due 5/1/2020	590	233
Rex Energy Corp., 8.875%, Due 12/1/2020	305	262
Rice Energy, Inc., 6.25%, Due 5/1/2022	520	502
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018B G	105	110
5.625%, Due 4/15/2020B G	215	213
6.875%, Due 4/15/2040B G	955	1,022
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B	1,005	1,006
6.25%, Due 3/15/2022B	320	332
5.625%, Due 4/15/2023B	300	300
5.75%, Due 5/15/2024B	475	477
Sabine Pass LNG LP, 7.50%, Due 11/30/2016E	295	310
Samson Investment Co., 9.75%, Due 2/15/2020	1,000	310
Sanchez Energy Corp.,
7.75%, Due 6/15/2021	400	388
6.125%, Due 1/15/2023G	840	742
SandRidge Energy, Inc., 8.125%, Due 10/15/2022	400	272
Seventy Seven Energy, Inc., 6.50%, Due 7/15/2022	405	161
Talos Production LLC, 9.75%, Due 2/15/2018B G	375	323
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.375%, Due 8/1/2022E	325	337
5.25%, Due 5/1/2023E	215	214
Triangle USA Petroleum Corp., 6.75%, Due 7/15/2022G	465	328
Ultra Petroleum Corp.,
5.75%, Due 12/15/2018G	325	297
6.125%, Due 10/1/2024G	500	428
W&T Offshore, Inc., 8.50%, Due 6/15/2019	500	320
Western Refining, Inc., 6.25%, Due 4/1/2021	235	229
Williams Partners LP / ACMP Finance Corp., 4.875%, Due 3/15/2024E	520	532
WPX Energy, Inc., 6.00%, Due 1/15/2022	580	563

		30,322

Finance - 9.48%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, Due 10/1/2021G	200	213
Aircastle Ltd., 6.25%, Due 12/1/2019	495	535
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	126
7.50%, Due 9/15/2020	908	1,078
8.00%, Due 11/1/2031	220	284
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC, 7.875%, Due 12/15/2020B G	400	402
Banco do Brasil S.A./Cayman, 9.00%, Due 6/29/2049G	150	131
Bank of America Corp., 8.125%, Due 12/29/2049F	900	967
Bank One Capital III, 8.75%, Due 9/1/2030	275	416
Centene Corp., 4.75%, Due 5/15/2022	300	305
CIT Group, Inc.,
5.375%, Due 5/15/2020	200	214

	Par Amount	Fair Value
	(000’s)	(000’s)
5.00%, Due 8/15/2022	$800	$841
Citigroup, Inc., 6.30%, Due 12/29/2049	700	704
Cogent Communications Finance, Inc., 5.625%, Due 4/15/2021G	530	518
Crown Castle International Corp., 5.25%, Due 1/15/2023	535	548
Denali Borrower LLC / Denali Finance Corp., 5.625%, Due 10/15/2020B G	285	305
E*Trade Financial Corp.,
6.375%, Due 11/15/2019	1,445	1,545
5.375%, Due 11/15/2022	355	373
Fly Leasing Ltd.,
6.75%, Due 12/15/2020	230	232
6.375%, Due 10/15/2021	225	221
Genworth Holdings, Inc., 6.15%, Due 11/15/2066F	350	217
Geo Group, Inc., 5.125%, Due 4/1/2023	720	716
HUB International Ltd., 7.875%, Due 10/1/2021G	380	380
International Lease Finance Corp., 8.625%, Due 1/15/2022	290	367
iStar Financial, Inc.,
9.00%, Due 6/1/2017	270	297
5.00%, Due 7/1/2019	470	462
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	800	808
Navient Corp.,
8.45%, Due 6/15/2018B	300	339
5.50%, Due 1/15/2019	600	621
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 5.875%, Due 3/15/2022B G	400	425
OneMain Financial Holdings, Inc., 7.25%, Due 12/15/2021G	400	413
Popular, Inc., 7.00%, Due 7/1/2019	350	352
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021E G	400	382
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, Due 12/1/2021BG	470	463
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2021E	370	371
ROC Finance LLC / ROC Finance 1 Corp., 12.125%, Due 9/1/2018B G	675	694
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022J	900	1,015
Stena AB, 7.00%, Due 2/1/2024G	475	444
Stena International S.A., 5.75%, Due 3/1/2024G	650	588
Synovus Financial Corp., 7.875%, Due 2/15/2019	540	602
TMX Finance LLC / TitleMax Finance Corp., 8.50%, Due 9/15/2018B G	625	475

		20,769

Manufacturing - 21.53%
Abengoa Finance SAU,
8.875%, Due 11/1/2017G	400	407
7.75%, Due 2/1/2020G	150	141
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	950	897
AECOM Technology Corp., 5.75%, Due 10/15/2022G	260	272
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017G	325	336
Alcoa, Inc., 5.125%, Due 10/1/2024	495	540
Aleris International, Inc., 7.875%, Due 11/1/2020	385	374
Allison Transmission, Inc., 7.125%, Due 5/15/2019G	600	626
Alpha Natural Resources, Inc., 7.50%, Due 8/1/2020G	480	226
ArcelorMittal,
6.00%, Due 3/1/2021F	1,000	1,030
6.75%, Due 2/25/2022F	485	515
Arch Coal, Inc., 8.00%, Due 1/15/2019G	370	155
Ardagh Finance Holdings S.A., 8.625%, Due 6/15/2019D G	175	174
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.25%, Due 1/31/2019G J	550	536
7.00%, Due 11/15/2020G J	106	104

	Par Amount	Fair Value
	(000’s)	(000’s)
6.75%, Due 1/31/2021G J	$400	$392
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B, 7.375%, Due 5/1/2021G	300	320
Axiall Corp., 4.875%, Due 5/15/2023	380	371
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018G	400	380
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017G	345	339
Blackboard, Inc., 7.75%, Due 11/15/2019G	400	393
BMC Software Finance, Inc., 8.125%, Due 7/15/2021G	800	699
BMC Software, Inc., 7.25%, Due 6/1/2018	215	205
Boart Longyear Management Property Ltd.,
10.00%, Due 10/1/2018G	59	61
7.00%, Due 4/1/2021G	195	140
Boxer Parent Company, Inc., 9.00%, Due 10/15/2019D G	600	489
Catalyst Paper Corp.,
11.00%, Due 10/30/2017D	162	152
CDW LLC / CDW Finance Corp., 5.50%, Due 12/1/2024B	145	146
Cemex Finance LLC,
9.375%, Due 10/12/2022B G	200	220
6.00%, Due 4/1/2024B G	200	188
Cemex SAB de CV,
9.00%, Due 1/11/2018G	123	128
5.875%, Due 3/25/2019G	200	201
5.70%, Due 1/11/2025G	200	185
Chrysler Group LLC / CG Co-Issuer, Inc., 8.00%, Due 6/15/2019B	375	394
CNH Industrial Capital LLC, 3.375%, Due 7/15/2019B G	185	178
Consol Energy, Inc., 8.25%, Due 4/1/2020	500	502
CONSOL Energy, Inc., 5.875%, Due 4/15/2022	100	87
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, Due 7/15/2020B G	475	409
Constellium N.V., 5.75%, Due 5/15/2024G	250	220
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B G	365	372
Dell, Inc., 5.40%, Due 9/10/2040	320	296
Eagle Spinco, Inc., 4.625%, Due 2/15/2021	535	528
Eco Services Operations LLC / Eco Finance Corp., 8.50%, Due 11/1/2022B G	345	347
Eldorado Gold Corp., 6.125%, Due 12/15/2020G	600	592
First Data Corp.,
8.25%, Due 1/15/2021G	800	852
11.25%, Due 1/15/2021	65	74
11.75%, Due 8/15/2021	320	368
First Quantum Minerals Ltd.,
6.75%, Due 2/15/2020G	400	340
7.00%, Due 2/15/2021G	400	335
7.25%, Due 5/15/2022G	225	188
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018G	222	215
8.25%, Due 11/1/2019G	500	444
6.875%, Due 4/1/2022G	100	79
Gardner Denver, Inc., 6.875%, Due 8/15/2021G	885	845
Gates Global LLC / Gates Global Co., 6.00%, Due 7/15/2022B G	290	272
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	350	357
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	700	751
Griffon Corp., 5.25%, Due 3/1/2022	290	278
Horsehead Holding Corp., 10.50%, Due 6/1/2017G	200	217
IHS, Inc., 5.00%, Due 11/1/2022G	100	101
INEOS Group Holdings S.A., 5.875%, Due 2/15/2019G	600	570
K Hovnanian Enterprises, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
8.00%, Due 11/1/2019G	$195	$181
7.25%, Due 10/15/2020G	230	236
KB Home,
4.75%, Due 5/15/2019	100	96
7.00%, Due 12/15/2021	100	100
7.50%, Due 9/15/2022	500	507
Kratos Defense & Security Solutions, Inc., 7.00%, Due 5/15/2019	375	311
Lennar Corp., 4.50%, Due 11/15/2019	275	275
Liberty Tire Recycling LLC, 11.00%, Due 10/1/2016B G	425	340
Magnachip Semiconductor Corp., 6.875%, Due 7/15/2021	305	278
Magnetation LLC / Mag Finance Corp., 11.00%, Due 5/15/2018B G	335	236
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B G	108	116
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018GI	200	29
Milacron LLC, 7.75%, Due 2/15/2021B G	315	322
Momentive Performance Materials, Inc., 3.88%, Due 10/24/2021	305	263
Navistar International Corp., 8.25%, Due 11/1/2021	375	366
NCR Corp.,
5.875%, Due 12/15/2021	375	387
6.375%, Due 12/15/2023	345	361
New Gold, Inc., 6.25%, Due 11/15/2022G	235	232
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015G	600	564
Nova Chemicals Corp., 5.00%, Due 5/1/2025G	770	798
Nuance Communications, Inc., 5.375%, Due 8/15/2020G	450	455
Nufarm Australia Ltd., 6.375%, Due 10/15/2019G	345	350
Olin Corp., 5.50%, Due 8/15/2022	300	301
Owens-Brockway Glass Container, Inc., 5.00%, Due 1/15/2022G	300	312
Park Ohio Industries, Inc., 8.125%, Due 4/1/2021	490	522
Peabody Energy Corp.,
7.375%, Due 11/1/2016	500	485
6.25%, Due 11/15/2021	400	300
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B G	266	282
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021G	230	229
Polymer Group, Inc., 6.875%, Due 6/1/2019G	300	287
PSPC Escrow Corp., 6.50%, Due 2/1/2022G	480	490
Rain CII Carbon LLC / CII Carbon Corp., 8.25%, Due 1/15/2021B G	300	298
Rayonier AM Products, Inc., 5.50%, Due 6/1/2024G	475	405
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019E G	760	791
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021E G	455	398
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018B	200	204
9.00%, Due 4/15/2019B	685	708
9.875%, Due 8/15/2019B	225	239
5.75%, Due 10/15/2020B	110	112
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021B	300	305
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	500	520
Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022G	575	546
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	625	733
Springs Industries, Inc., 6.25%, Due 6/1/2021	360	346
SRA International, Inc., 11.00%, Due 10/1/2019	200	215
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021G	460	450
SunGard Availability Services Capital, Inc., 8.75%, Due 4/1/2022G	450	248
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	450	452
Taylor Morrison Communities Inc / Monarch Communities, Inc.,
5.625%, Due 3/1/2024G	300	279
7.75%, Due 4/15/2020G	613	640

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 4/15/2021G	$445	$419
Terex Corp., 6.00%, Due 5/15/2021	215	218
Toll Brothers Finance, Corp., 5.625%, Due 1/15/2024	300	322
TPC Group, Inc., 8.75%, Due 12/15/2020G	800	730
TransDigm, Inc.,
7.50%, Due 7/15/2021	385	408
6.00%, Due 7/15/2022	475	474
6.50%, Due 7/15/2024	100	101
Transfield Services Ltd., 8.375%, Due 5/15/2020G	180	193
Tronox Finance LLC, 6.375%, Due 8/15/2020B	320	317
US Concrete, Inc., 8.50%, Due 12/1/2018	295	312
Verso Paper Holdings LLC / Verso Paper, Inc.,
11.75%, Due 1/15/2019B	1,834	1,622
Viasystems, Inc., 7.875%, Due 5/1/2019G	210	222
William Lyon Homes, Inc., 8.50%, Due 11/15/2020	345	368
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	360	377
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	395	413
Zachry Holdings, Inc., 7.50%, Due 2/1/2020G	330	329

		46,278

Service - 28.61%
New Red Finance, Inc., 6.00%, Due 4/1/2022G	400	410
24 Hour Holdings III LLC, 8.00%, Due 6/1/2022B G	300	245
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	325	319
Acosta, Inc., 7.75%, Due 10/1/2022G	300	303
ADT Corp., 4.875%, Due 7/15/2042	185	150
Ahern Rentals, Inc., 9.50%, Due 6/15/2018G	915	938
Alere, Inc.,
7.25%, Due 7/1/2018	400	420
6.50%, Due 6/15/2020	485	493
Amsurg Corp., 5.625%, Due 7/15/2022G	300	310
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp.,
7.75%, Due 2/15/2019E	200	208
6.00%, Due 10/15/2021E	100	105
Bon-Ton Department Stores, Inc., 8.00%, Due 6/15/2021	375	306
Boyd Gaming Corp., 9.00%, Due 7/1/2020	455	473
Cablevision Systems Corp., 8.00%, Due 4/15/2020	135	152
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017 I	1,100	836
12.75%, Due 4/15/2018 I	400	75
9.00%, Due 2/15/2020 I	300	224
Caesars Entertainment Resort Properties LLC, 8.00%, Due 10/1/2020B G	370	364
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	375	400
CB OnCure Holdings, Inc., Escrow, 11.75%, Due 5/15/2017A	325	—
CCO Holdings LLC / CCO Holdings Capital Corp.,
6.50%, Due 4/30/2021B	327	344
5.25%, Due 9/30/2022B	700	703
CCOH Safari LLC, 5.50%, Due 12/1/2022B	350	355
Cengage Learning Acquisitions, Inc., Escrow, 11.50%, Due 4/15/2020AGI	75	—
Cenveo Corp.,
11.50%, Due 5/15/2017	1,170	1,134
6.00%, Due 8/1/2019G	425	403
8.50%, Due 9/15/2022G	500	409
Cequel Communications Holdings I LLC, 6.375%, Due 9/15/2020B G	185	192
CHS/Community Health Systems, Inc.,
8.00%, Due 11/15/2019	200	213

	Par Amount	Fair Value
	(000’s)	(000’s)
7.125%, Due 7/15/2020	$300	$320
5.125%, Due 8/1/2021	425	441
6.875%, Due 2/1/2022	810	859
Clean Harbors, Inc., 5.125%, Due 6/1/2021	375	378
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	715	754
6.50%, Due 11/15/2022	825	843
Covanta Holding Corp., 5.875%, Due 3/1/2024	525	540
CSC Holdings LLC, 6.75%, Due 11/15/2021B	1,260	1,410
CST Brands, Inc., 5.00%, Due 5/1/2023	375	381
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	1,135	1,158
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022E	500	518
DaVita HealthCare Partners, Inc.,
5.75%, Due 8/15/2022	200	212
5.125%, Due 7/15/2024	200	206
DISH DBS Corp.,
7.125%, Due 2/1/2016	200	210
7.875%, Due 9/1/2019	230	261
5.875%, Due 7/15/2022	1,100	1,111
5.00%, Due 3/15/2023	200	197
5.875%, Due 11/15/2024	100	101
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020G	600	597
Endo Finance LLC / Endo Finco, Inc., 5.375%, Due 1/15/2023B G	750	739
Endo Finance LLC / Endo Ltd / Endo Finco, Inc., 6.00%, Due 2/1/2025BG	465	475
Entercom Radio LLC, 10.50%, Due 12/1/2019B	370	406
Equinix, Inc.,
5.375%, Due 1/1/2022	270	279
5.375%, Due 4/1/2023	955	991
Felcor Lodging LP, 5.625%, Due 3/1/2023E	475	483
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B F G I K	800	8
Gannett Company, Inc.,
5.125%, Due 7/15/2020	300	309
6.375%, Due 10/15/2023	200	213
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021G	370	368
Gray Television, Inc., 7.50%, Due 10/1/2020	950	976
Grifols Worldwide Operations Ltd., 5.25%, Due 4/1/2022G	400	406
Guitar Center, Inc., 9.625%, Due 4/15/2020G	475	299
Harron Communications LP/Harron Finance Corp., 9.125%, Due 4/1/2020E G	310	333
HCA Holdings, Inc., 6.25%, Due 2/15/2021	100	109
HCA, Inc.,
7.50%, Due 2/15/2022	480	563
5.875%, Due 3/15/2022	200	223
4.75%, Due 5/1/2023	525	550
5.875%, Due 5/1/2023	500	543
5.375%, Due 2/1/2025	325	334
5.25%, Due 4/15/2025	100	109
Hertz Corp.,
6.75%, Due 4/15/2019	400	412
6.25%, Due 10/15/2022	400	409
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, Due 10/15/2021B	320	338
iHeartCommunications, Inc.,
10.00%, Due 1/15/2018	795	692
9.00%, Due 3/1/2021	1,470	1,425
9.00%, Due 9/15/2022	200	194
iPayment, Inc., 9.50%, Due 12/15/2019G	334	304

	Par Amount	Fair Value
	(000’s)	(000’s)
Isle of Capri Casinos, Inc., 8.875%, Due 6/15/2020	$270	$286
Jaguar Holding Co. I, 9.375%, Due 10/15/2017D G	500	510
JC Penney Corp., Inc.,
7.95%, Due 4/1/2017	585	576
8.125%, Due 10/1/2019	325	296
JLL/Delta Dutch Newco BV, 7.50%, Due 2/1/2022G	315	319
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019D G	405	334
Kinetic Concepts Inc / KCI USA, Inc.,
10.50%, Due 11/1/2018	300	329
12.50%, Due 11/1/2019	305	337
L Brands, Inc., 5.625%, Due 10/15/2023	320	347
Landry’s, Inc., 9.375%, Due 5/1/2020G	400	430
LBI Media, Inc.,
10.00%, Due 4/15/2019G	285	297
4.25%, Due 4/15/2020D	345	351
Lee Enterprises, Inc., 9.50%, Due 3/15/2022G	515	532
LIN Television Corp., 5.875%, Due 11/15/2022G	280	281
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020G	400	427
Marina District Finance Co. Inc, 9.875%, Due 8/15/2018	325	340
McGraw-Hill Global Education Holdings LLC, 9.75%, Due 4/1/2021B	310	343
Men’s Wearhouse, Inc., 7.00%, Due 7/1/2022G	490	505
MGM Resorts International,
6.625%, Due 7/15/2015	200	204
6.75%, Due 10/1/2020	335	354
6.625%, Due 12/15/2021	615	646
7.75%, Due 3/15/2022	375	415
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021G	490	496
Monitronics International, Inc., 9.125%, Due 4/1/2020	360	335
MTR Gaming Group, Inc., 11.50%, Due 8/1/2019D	295	319
New Look Bondco I PLC, 8.375%, Due 5/14/2018G J	400	420
Nexstar Broadcasting, Inc.,
6.125%, Due 2/15/2022G	250	251
6.875%, Due 11/15/2020	735	765
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co B, Inc., 10.50%, Due 1/15/2020	700	725
Numericable-SFR, 6.25%, Due 5/15/2024G	275	285
Par Pharmaceutical Cos., Inc., 7.375%, Due 10/15/2020	300	316
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020G	500	499
PHH Corp., 6.375%, Due 8/15/2021	275	257
Pinnacle Entertainment, Inc., 7.75%, Due 4/1/2022	215	225
Quad/Graphics, Inc., 7.00%, Due 5/1/2022G	375	356
Radio One, Inc., 9.25%, Due 2/15/2020G	1,275	1,171
Radio Systems Corp., 8.375%, Due 11/1/2019G	200	215
Ruby Tuesday, Inc., 7.625%, Due 5/15/2020	425	423
Safway Group Holding LLC, 7.00%, Due 5/15/2018B G	300	292
Scientific Games International, Inc.,
7.00%, Due 1/1/2022G	1,075	1,086
10.00%, Due 12/1/2022G	490	450
Select Medical Corp., 6.375%, Due 6/1/2021	340	342
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020B G	425	454
Service Corp International, 7.50%, Due 4/1/2027	475	534
Sirius XM Radio, Inc.,
5.25%, Due 8/15/2022G	155	163
6.00%, Due 7/15/2024G	500	514
SiTV LLC / SiTV Finance, Inc., 10.375%, Due 7/1/2019B G	810	697

	Par Amount	Fair Value
	(000’s)	(000’s)
Sugarhouse HSP Gaming Prop Mezz LP, 6.375%, Due 6/1/2021E G	$625	$588
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019G	300	301
8.125%, Due 4/1/2022	1,115	1,256
6.875%, Due 11/15/2031	250	238
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	135
7.625%, Due 4/15/2022	630	693
Unitymedia KabelBW GmbH, 6.125%, Due 1/15/2025G	300	316
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	575	504
Univision Communications, Inc., 6.75%, Due 9/15/2022G	300	326
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021G	200	219
5.625%, Due 12/1/2021G	350	360
5.50%, Due 3/1/2023G	100	103
Visant Corp., 10.00%, Due 10/1/2017	820	695
VPI Escrow Corp., 6.375%, Due 10/15/2020G	920	972
WMG Acquisition Corp.,
5.625%, Due 4/15/2022G	600	596
6.75%, Due 4/15/2022G	750	676

		61,498

Telecommunications - 11.78%
Alcatel-Lucent USA, Inc., 6.75%, Due 11/15/2020G	700	726
Altice Financing S.A., 7.625%, Due 2/15/2025G	200	200
Altice S.A.,
7.75%, Due 5/15/2022G	875	905
7.625%, Due 2/15/2025G	255	259
Avanti Communications Group PLC, 10.00%, Due 10/1/2019G J L	575	529
Avaya, Inc.,
9.00%, Due 4/1/2019G	500	508
10.50%, Due 3/1/2021G	400	328
Brightstar Corp., 9.50%, Due 12/1/2016G	250	263
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	316
6.75%, Due 12/1/2023	300	335
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	415	426
CommScope, Inc.,
5.00%, Due 6/15/2021G	175	168
5.50%, Due 6/15/2024G	175	169
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020	195	220
Digicel Group Ltd.,
8.25%, Due 9/30/2020G	300	292
7.125%, Due 4/1/2022G	600	544
Digicel Ltd., 6.00%, Due 4/15/2021G	200	188
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	255	256
7.375%, Due 6/1/2020	360	364
Frontier Communications Corp.,
8.50%, Due 4/15/2020	547	615
8.75%, Due 4/15/2022	200	227
7.875%, Due 1/15/2027	300	305
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	300	326
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	400	420
7.50%, Due 4/1/2021	300	318

	Par Amount	Fair Value
	(000’s)	(000’s)
6.625%, Due 12/15/2022	$610	$625
Intelsat Luxembourg S.A.,
7.75%, Due 6/1/2021	785	777
8.125%, Due 6/1/2023	425	429
Level 3 Communications, Inc., 5.75%, Due 12/1/2022G	365	368
Level 3 Financing, Inc.,
7.00%, Due 6/1/2020	550	586
8.625%, Due 7/15/2020	190	207
6.125%, Due 1/15/2021	215	223
5.375%, Due 8/15/2022G	280	284
Millicom International Cellular S.A., 6.625%, Due 10/15/2021G	400	409
NII Capital Corp.,
10.00%, Due 8/15/2016I	600	261
7.625%, Due 4/1/2021 I	390	87
NII International Telecom SCA, 7.875%, Due 8/15/2019GI	305	270
Nokia OYJ, 6.625%, Due 5/15/2039	650	725
Oi S.A., 5.75%, Due 2/10/2022G	200	174
Sprint Capital Corp., 8.75%, Due 3/15/2032	790	807
Sprint Corp.,
7.875%, Due 9/15/2023	760	769
7.125%, Due 6/15/2024	200	195
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	100	109
9.00%, Due 11/15/2018G	500	576
7.00%, Due 3/1/2020G	100	109
7.00%, Due 8/15/2020	665	670
11.50%, Due 11/15/2021	515	621
6.00%, Due 11/15/2022	600	560
Telecom Italia SpA, 5.303%, Due 5/30/2024G	565	588
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	300	311
6.633%, Due 4/28/2021	370	384
6.125%, Due 1/15/2022	300	309
6.50%, Due 1/15/2024	100	104
6.375%, Due 3/1/2025	100	102
Virgin Media Finance PLC,
6.375%, Due 4/15/2023G J	255	272
5.75%, Due 1/15/2025G	200	207
Virgin Media Secured Finance PLC,
5.375%, Due 4/15/2021G J	350	363
5.50%, Due 1/15/2025G J	600	624
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, Due 9/1/2020B G	295	313
Wind Acquisition Finance S.A.,
4.75%, Due 7/15/2020G	300	293
7.375%, Due 4/23/2021G	1,170	1,134
Windstream Corp.,
7.75%, Due 10/15/2020	140	145
7.75%, Due 10/1/2021	410	416
7.50%, Due 6/1/2022	405	404
Ymobile Corp., 8.25%, Due 4/1/2018G	300	315

		25,332

Transportation - 1.86%
Eletson Holdings, 9.625%, Due 1/15/2022G	265	257
Florida East Coast Holdings Corp.,
6.75%, Due 5/1/2019G	200	198

	Par Amount	Fair Value
	(000’s)	(000’s)
9.75%, Due 5/1/2020G	$100	$98
Global Ship Lease, Inc., 10.00%, Due 4/1/2019G	400	413
HD Supply, Inc.,
7.50%, Due 7/15/2020	885	926
5.25%, Due 12/15/2021G	290	299
Horizon Lines LLC, 13.00%, Due 10/15/2016B D	267	267
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, Due 2/15/2021E	760	718
Syncreon Group BV, 8.625%, Due 11/1/2021G	400	358
Watco Cos. LLC, 6.375%, Due 4/1/2023B G	475	475

		4,009

Utilities - 2.71%
AES Corp.,
9.75%, Due 4/15/2016	93	101
3.234%, Due 6/1/2019F	205	202
Calpine Corp.,
6.00%, Due 1/15/2022G	100	107
5.375%, Due 1/15/2023	190	192
5.75%, Due 1/15/2025	790	806
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.625%, Due 11/1/2024G	380	391
Elwood Energy LLC, 8.159%, Due 7/5/2026B	234	253
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020BI	575	53
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	387
Illinois Power Generating Co., 7.00%, Due 4/15/2018	345	307
InterGen N.V., 7.00%, Due 6/30/2023G	600	561
MPM Escrow LLC, 8.875%, Due 10/15/2020BI	305	—
NRG Energy, Inc.,
7.875%, Due 5/15/2021	635	681
6.25%, Due 7/15/2022	815	837
6.25%, Due 5/1/2024	170	170
NRG Yield Operating LLC, 5.375%, Due 8/15/2024B G	300	311
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.50%, Due 10/1/2020B G I	700	474

		5,833

Total Corporate Obligations (Cost $213,644)		201,525

	Shares
SHORT-TERM INVESTMENTS - 4.20% (Cost $9,040)
JPMorgan U.S. Government Money Market Fund, Capital Class	9,040,383	9,040

TOTAL INVESTMENTS - 98.56% (Cost $225,422)		211,901
OTHER ASSETS, NET OF LIABILITIES - 1.44%		3,088

TOTAL NET ASSETS - 100.00%		$214,989

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of the securities amounted to $246 or 0.11% of net assets.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	PIK - Payment in Kind.
E	LP - Limited Partnership.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $82,904 or 38.56% of net assets. The Fund has no right to demand registration of these securities.

H	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
I	In Default
J	PLC - Public Limited Company.
K	Non-voting participating shares.
L	Illiquid.
M	Call.

American Beacon Retirement Income and Appreciation Fund

January 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.77%
CONSUMER DISCRETIONARY - 0.25%
Household Durables - 0.25%
Lennar Corp., Class A	5,780	$260

HEALTH CARE - 0.24%
Pharmaceuticals - 0.24%
Mylan, Inc.A	4,725	251

INFORMATION TECHNOLOGY - 0.28%
Computers & Peripherals - 0.28%
Apple, Inc.	2,485	291

Total Common Stocks (Cost $519)		802

CONVERTIBLE PREFERRED STOCKS - 1.11%
FINANCE - 1.11%
Banks - 1.11%
Bank of America Corp., 7.25%, Due 12/31/2049	440	519
Wells Fargo & Co., 7.50%, Due 12/31/2049	520	646

Total Convertible Preferred Stocks (Cost $1,158)		1,165

PREFERRED STOCKS - 3.46%
CONSUMER - 0.46%
Consumer Products - 0.46%
Post Holdings, Inc., 5.25%, Due 6/1/2017	1,100	107
Tyson Foods, Inc., 4.75%, Due 7/15/2017	7,700	372

		479

ENERGY - 0.48%
Oil & Gas - 0.48%
Chesapeake Energy Corp., 5.75%, Due 12/31/2049B C	495	501

FINANCE - 1.07%
Other Finance - 0.48%
AMG Capital Trust II, 5.15%, Due 10/15/2037	8,300	503

Real Estate Investment Trusts - 0.59%
American Tower Corp., 5.25%, Due 5/15/2017	3,360	368
Crown Castle International Corp., 4.50%, Due	2,380	259

		627

Total Finance		1,130

MANUFACTURING - 0.60%
Aerospace/Defense - 0.24%
United Technologies Corp., 7.50%, Due 8/1/2015	4,105	246

Machinery - 0.36%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	2,850	381

Total Manufacturing		627

TRANSPORTATION - 0.21%
Other Transportation - 0.21%
Genesee & Wyoming, Inc., 5.00%, Due 10/01/2015	2,070	224

	Shares	Fair Value
		(000’s)
UTILITIES - 0.64%
Electric - 0.64%
Dominion Resources, Inc., 6.38%, Due 7/1/2017	2,320	$120
Exelon Corp., 6.50%, Due 6/1/2017	5,275	276
NextEra Energy, Inc., 5.80%, Due	4,620	269

		665

Total Preferred Stocks (Cost $3,621)		3,626

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 17.11%
Consumer - 0.26%
Jarden Corp.,
1.50%, Due 6/15/2019	$100	133
1.125%, Due 3/15/2034C	120	137

		270

Energy - 0.33%
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	245	257
Stone Energy Corp., 1.75%, Due 3/1/2017	109	94

		351

Finance - 2.07%
Anthem, Inc., 2.75%, Due 10/15/2042	415	757
Ares Capital Corp., 4.75%, Due 1/15/2018	480	494
MGIC Investment Corp., 2.00%, Due 4/1/2020	81	111
Molina Healthcare, Inc., 1.625%, Due 8/15/2044	240	263
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/2020	210	216
Spirit Realty Capital, Inc., 2.875%, Due 5/15/2019	220	225
Starwood Waypoint Residential Trust, 3.00%, Due 7/1/2019C	115	105

		2,171

Manufacturing - 8.24%
Cemex SAB de CV, 3.25%, Due 3/15/2016	100	109
Citrix Systems, Inc., 0.50%, Due 4/15/2019C	340	351
Danaher Corp., 0.01%, Due 1/22/2021	150	359
Electronic Arts, Inc., 0.75%, Due 7/15/2016	170	295
Intel Corp., 3.25%, Due 8/1/2039	315	512
InvenSense, Inc., 1.75%, Due 11/1/2018	225	215
Lam Research Corp., 0.50%, Due 5/15/2016	425	544
Medidata Solutions, Inc., 1.00%, Due 8/1/2018	167	179
Mentor Graphics Corp., 4.00%, Due 4/1/2031	90	109
Microchip Technology, Inc., 2.125%, Due 12/15/2037	155	276
Micron Technology, Inc., 3.00%, Due 11/15/2043	475	552
NVIDIA Corp., 1.00%, Due 12/1/2018	505	569
ON Semiconductor Corp., 2.625%, Due 12/15/2026	220	257
Red Hat, Inc., 0.25%, Due 10/1/2019C	130	147
RTI International Metals, Inc., 3.00%, Due 12/1/2015	215	217
Salesforce.com, Inc., 0.25%, Due 4/1/2018	660	736
SanDisk Corp., 0.50%, Due 10/15/2020	465	496
ServiceNow, Inc., %, Due 11/1/2018	480	572
Standard Pacific Corp., 1.25%, Due 8/1/2032	215	236
SunEdison, Inc., 0.25%, Due 1/15/2020C	151	141
SunPower Corp., 0.75%, Due 6/1/2018	100	118
Synchronoss Technologies, Inc., 0.75%, Due 8/15/2019	545	577
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	120	106
1.25%, Due 3/1/2021	360	309

	Par Amount	Fair Value
	(000’s)	(000’s)
Toll Brothers Finance Corp., 0.50%, Due 9/15/2032	$250	$253
Verint Systems, Inc., 1.50%, Due 6/1/2021	230	245
Workday, Inc., 0.75%, Due 7/15/2018	110	129

		8,609

Service - 5.90%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/2021	215	250
AOL, Inc., 0.75%, Due 9/1/2019C	240	250
BioMarin Pharmaceutical, Inc.,
0.75%, Due 10/15/2018	156	196
1.50%, Due 10/15/2020	155	200
Cepheid, Inc., 1.25%, Due 2/1/2021C	110	121
Cubist Pharmaceuticals, Inc.,
1.125%, Due 9/1/2018	255	342
1.875%, Due 9/1/2020	65	89
Emergent Biosolutions, Inc., 2.875%, Due 1/15/2021	110	126
Euronet Worldwide, Inc., 1.50%, Due 10/1/2044C	130	124
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	55	253
HealthSouth Corp., 2.00%, Due 12/1/2043	230	281
Hologic, Inc., 2.00%, Due 3/1/2042	215	255
Huron Consulting Group, Inc., 1.25%, Due 10/1/2019C	130	147
Illumina, Inc.,
0.25%, Due 3/15/2016	55	128
0.01%, Due 6/15/2019C	125	141
0.50%, Due 6/15/2021C	115	136
Insulet Corp., 2.00%, Due 6/15/2019	115	113
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	440	476
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/2021C	65	79
Liberty Interactive LLC, 0.75%, Due 3/30/2043D	200	260
Liberty Media Corp., 1.375%, Due 10/15/2023	250	242
LinkedIn Corp., 0.50%, Due 11/1/2019C	260	275
Medicines Co., 2.50%, Due 1/15/2022C	125	135
MGM Resorts International, 4.25%, Due 4/15/2015	364	399
Priceline Group, Inc., 1.00%, Due 3/15/2018	501	624
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/2019	85	179
Twitter, Inc.,
0.25%, Due 9/15/2019C	100	90
1.00%, Due 9/15/2021C	95	85
Yahoo, Inc., 0.01%, Due 12/1/2018	170	184

		6,180

Telecommunications - 0.12%
Palo Alto Networks, Inc., 0.01%, Due 7/1/2019 C	100	130

Transportation - 0.19%
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/2019	240	198

Total Convertible Obligations (Cost $16,385)		17,909

CORPORATE OBLIGATIONS - 31.36%
Consumer - 1.12%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	337
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	100	163
General Mills, Inc., 2.20%, Due 10/21/2019	550	556
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042C	100	117

		1,173

Energy - 1.45%
Apache Corp., 5.10%, Due 9/1/2040	130	136

	Par Amount	Fair Value
	(000’s)	(000’s)
EOG Resources, Inc., 2.50%, Due 2/1/2016	$250	$254
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	315
6.10%, Due 6/1/2040	140	176

		1,518

Finance - 14.41%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	250	293
American International Group, Inc.,
6.40%, Due 12/15/2020	107	131
4.875%, Due 6/1/2022	400	459
Bank of America Corp.,
7.80%, Due 9/15/2016	600	660
4.125%, Due 1/22/2024	1,000	1,084
6.11%, Due 1/29/2037	275	339
Bank One Corp., 4.90%, Due 4/30/2015	250	253
Barclays Bank PLC, 3.75%, Due 5/15/2024E	700	754
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	288
Citigroup, Inc., 8.50%, Due 5/22/2019	650	819
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	283
6.00%, Due 8/7/2019	300	355
5.50%, Due 1/8/2020	150	176
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	175	182
6.25%, Due 9/1/2017	350	390
6.00%, Due 6/15/2020	535	630
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	303
3.75%, Due 3/7/2017C	1,100	1,156
JPMorgan Chase & Co.,
0.571%, Due 6/13/2016F	375	371
3.625%, Due 5/13/2024	600	631
5.50%, Due 10/15/2040	350	441
MetLife, Inc., 6.375%, Due 6/15/2034	400	560
Morgan Stanley,
0.733%, Due 10/15/2015F	400	401
7.30%, Due 5/13/2019	530	638
5.625%, Due 9/23/2019	150	172
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	280
Nordea Bank AB, 4.875%, Due 1/27/2020C	250	284
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	305
4.60%, Due 5/15/2044	350	392
Simon Property Group LP, 3.375%, Due 10/1/2024G H I	350	368
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	200	207
UBS AG, 5.875%, Due 12/20/2017	552	618
Wachovia Corp., 0.623%, Due 10/15/2016F	850	848

		15,071

Manufacturing - 4.11%
American Honda Finance Corp., 3.875%, Due 9/21/2020C	250	273
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024C	350	374
Daimler Finance North America LLC, 2.25%, Due 9/3/2019C D	150	153
Dow Chemical Co., 4.125%, Due 11/15/2021	300	327
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	300	316

	Par Amount	Fair Value
	(000’s)	(000’s)
5.875%, Due 8/2/2021D	$350	$413
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	253
4.05%, Due 9/15/2022	350	371
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	200	203
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	338
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019C	350	358
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	169
United Technologies Corp., 6.125%, Due 7/15/2038	150	209
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019C D	350	359
Xerox Corp., 2.95%, Due 3/15/2017	175	181

		4,297

Service - 3.71%
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024C	350	356
Bayer US Finance LLC, 2.375%, Due 10/8/2019C D	200	205
CBS Corp., 3.375%, Due 3/1/2022	300	310
Comcast Corp., 6.55%, Due 7/1/2039	400	573
McKesson Corp., 3.25%, Due 3/1/2016	140	143
Medtronic, Inc., 3.50%, Due 3/15/2025C	350	371
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	138
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	138
4.30%, Due 11/23/2023	300	329
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	169
4.75%, Due 3/29/2021	325	365
Viacom, Inc., 4.50%, Due 2/27/2042	350	348
Walgreens Boots Alliance, Inc., 3.80%, Due 11/18/2024	200	211
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	150	229

		3,885

Telecommunications - 2.74%
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	353
AT&T, Inc., 4.35%, Due 6/15/2045	473	470
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	250	286
Orange S.A., 2.125%, Due 9/16/2015	125	126
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	340	376
6.90%, Due 4/15/2038	325	445
6.55%, Due 9/15/2043	250	338
Vodafone Group PLC, 6.15%, Due 2/27/2037E	375	478

		2,872

Transportation - 1.45%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040D	140	184
5.15%, Due 9/1/2043D	300	367
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	283
CSX Corp., 5.50%, Due 4/15/2041	250	321
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	367

		1,522

Utilities - 2.37%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	392
Dominion Resources, Inc., 4.70%, Due 12/1/2044	350	409
Electricite de France S.A., 4.60%, Due 1/27/2020C	300	337
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	406
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	200	225

	Par Amount	Fair Value
	(000’s)	(000’s)
Progress Energy, Inc., 4.875%, Due 12/1/2019	$350	$395
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	300	318

		2,482

Total Corporate Obligations (Cost $29,317)		32,820

FOREIGN GOVERNMENT OBLIGATIONS - 0.51%
Energy - 0.51%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	200	195
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	337

Total Foreign Government Obligations (Cost $498)		532

ASSET-BACKED OBLIGATIONS - 1.23% (Cost $1,287)
National Credit Union Administration, 0.567%, Due 3/11/2020, 2011 R3 1AF	1,284	1,289

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.37% (Cost $382)
Freddie Mac (REMIC), 0.567%, Due 12/15/2040, 3891 DFF	382	383

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 9.45%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	95	95
5.634%, Due 4/10/2049, 2007-2 A2	38	38
Ginnie Mae REMIC Trust,
1.45%, Due 4/16/2039, 2013-45 AB	1,824	1,806
2.17%, Due 4/16/2041, 2012 44 A	2,012	2,019
3.20%, Due 11/16/2044, 2011-92 B	2,900	2,989
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1C	578	596
3.645%, Due 3/10/2044, 2011-GC3 A2C	497	508
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1C	204	204
4.388%, Due 2/15/2046, 2011-C3 A3C	650	706
5.699%, Due 2/12/2049, 2007-CB19 A4	400	430
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	437	466
Wachovia Bank Commercial Mortgage Trust, 5.716%, Due 6/15/2049, 2007-C32 A2	31	31

Total Commercial Mortgage-Backed Obligations (Cost $9,727)		9,888

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.15%
Federal Home Loan Mortgage Corporation - 4.56%
5.00%, Due 2/1/2021	105	112
4.50%, Due 4/1/2021	108	115
5.00%, Due 9/1/2035	285	314
5.50%, Due 4/1/2037	70	79
5.00%, Due 3/1/2038	135	148
5.50%, Due 5/1/2038	103	115
4.00%, Due 1/1/2041	860	922
4.50%, Due 2/1/2041	767	834
3.50%, Due 6/1/2042	2,020	2,133

		4,772

Federal National Mortgage Association - 5.83%
3.50%, Due 1/1/2026	183	195
6.50%, Due 7/1/2032	77	91
5.50%, Due 6/1/2033	116	130
4.50%, Due 9/1/2034	68	74

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 12/1/2035	$125	$140
5.00%, Due 2/1/2036	100	111
5.50%, Due 4/1/2036	162	181
5.50%, Due 2/1/2037	102	114
6.00%, Due 9/1/2037	61	70
6.00%, Due 1/1/2038	79	90
4.50%, Due 1/1/2040	504	549
4.00%, Due 9/1/2040	411	441
4.00%, Due 1/1/2041	1,414	1,515
3.00%, Due 6/1/2043	1,383	1,432
3.00%, Due 8/1/2043	930	963

		6,096

Government National Mortgage Association - 0.76%
6.00%, Due 2/15/2033	250	289
5.50%, Due 4/15/2033	266	305
5.00%, Due 5/15/2033	185	206

		800

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,953)		11,668

U.S. TREASURY OBLIGATIONS - 19.29%
U.S. Treasury Note/Bond,
1.50%, Due 6/30/2016	2,000	2,033
1.00%, Due 10/31/2016	1,000	1,010
0.875%, Due 1/31/2017	1,000	1,008
0.75%, Due 12/31/2017	600	600
1.375%, Due 9/30/2018	1,000	1,015
1.125%, Due 5/31/2019	1,000	1,001
1.25%, Due 2/29/2020	3,000	3,004
1.75%, Due 10/31/2020	2,000	2,044
2.00%, Due 2/15/2022	1,500	1,552
1.625%, Due 11/15/2022	3,000	3,018
2.50%, Due 8/15/2023	2,000	2,143
6.875%, Due 8/15/2025	250	375
5.25%, Due 11/15/2028	550	769
4.75%, Due 2/15/2037	420	620

Total U.S. Treasury Obligations (Cost $19,200)		20,192

	Shares
SHORT-TERM INVESTMENTS - 3.80%
Short-Term Investments 3.51%
JPMorgan U.S. Government Money Market Fund, Capital Class	3,673,371	3,673
U.S. Treasury Obligations 0.29%
0.25%, Due 12/15/2015	300	300

Total Short-Term Investments (Cost $3,973)		3,973

TOTAL INVESTMENTS - 99.61% (Cost $97,020)		104,247
OTHER ASSETS, NET OF LIABILITIES - 0.39%		423

TOTAL NET ASSETS - 100.00%		$104,670

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Non-voting participating shares.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,321 or 9.86% of net assets. The Fund has no right to demand registration of these securities.
D	LLC - Limited Liability Company.
E	PLC - Public Limited Company.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	REIT - Real Estate Investment Trust.
H	Fair valued pursuant to procedures approved by the Board of Trustees.
I	LP - Limited Partnership.

American Beacon Intermediate Bond Fund

January 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 40.36%
Consumer - 1.03%
Altria Group, Inc.,
4.75%, Due 5/5/2021	$390	$439
2.85%, Due 8/9/2022	650	651
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	284
Diageo Capital PLC, 1.50%, Due 5/11/2017A	1,075	1,087
General Mills, Inc., 2.20%, Due 10/21/2019	1,500	1,516
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	400	470

		4,447

Energy - 3.55%
Apache Corp., 5.10%, Due 9/1/2040	200	209
Buckeye Partners LP, 4.875%, Due 2/1/2021C	335	357
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	555
6.25%, Due 3/15/2038	360	405
ConocoPhillips, 6.65%, Due 7/15/2018	825	960
DCP Midstream Operating LP,
2.70%, Due 4/1/2019C	370	356
5.60%, Due 4/1/2044C	370	357
Devon Energy Corp., 4.75%, Due 5/15/2042	400	437
Enable Midstream Partners LP, 3.90%, Due 5/15/2024B C	520	510
Energy Transfer Partners LP, 4.15%, Due 10/1/2020C	465	490
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039D	390	493
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	432
Halliburton Co., 3.25%, Due 11/15/2021	895	939
Husky Energy, Inc., 3.95%, Due 4/15/2022	800	815
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	335	337
Phillips 66,
2.95%, Due 5/1/2017	555	574
4.30%, Due 4/1/2022	535	585
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044C	305	325
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	1,115	1,214
Shell International Finance BV, 1.125%, Due 8/21/2017	1,335	1,339
Spectra Energy Capital LLC, 5.65%, Due 3/1/2020D	695	783
Spectra Energy Partners LP, 4.60%, Due 6/15/2021C	235	260
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024C	200	208
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	419
7.625%, Due 1/15/2039	650	944
6.10%, Due 6/1/2040	290	365
Williams Partners LP, 3.90%, Due 1/15/2025C	685	663

		15,331

Finance - 17.15%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	400	469
Aetna, Inc.,
2.75%, Due 11/15/2022	740	748
4.75%, Due 3/15/2044	515	617
American Express Co., 4.05%, Due 12/3/2042	528	562
American Express Credit Corp.,
1.30%, Due 7/29/2016	620	624
2.125%, Due 3/18/2019	900	913

	Par Amount	Fair Value
	(000’s)	(000’s)
American International Group, Inc.,
6.40%, Due 12/15/2020	$311	$381
4.875%, Due 6/1/2022	1,000	1,147
4.50%, Due 7/16/2044	455	499
Bank of America Corp.,
7.80%, Due 9/15/2016	700	770
2.60%, Due 1/15/2019	1,315	1,343
4.125%, Due 1/22/2024	2,500	2,710
4.00%, Due 4/1/2024	1,000	1,077
6.11%, Due 1/29/2037	360	444
5.00%, Due 1/21/2044	1,100	1,303
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	995	994
2.20%, Due 3/4/2019	820	837
Bank One Corp., 4.90%, Due 4/30/2015	500	505
Barclays Bank PLC,
3.90%, Due 4/7/2015A	380	382
3.75%, Due 5/15/2024A	2,100	2,261
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	1,035	1,199
Berkshire Hathaway Finance Corp., 0.95%, Due 8/15/2016	570	574
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	412
Boston Properties LP, 3.125%, Due 9/1/2023C E	410	417
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	935	944
Capital One Financial Corp., 2.45%, Due 4/24/2019	670	679
Citigroup, Inc.,
4.45%, Due 1/10/2017	1,000	1,059
8.50%, Due 5/22/2019	1,650	2,079
2.50%, Due 7/29/2019	1,785	1,811
5.875%, Due 1/30/2042	500	651
CNA Financial Corp., 7.35%, Due 11/15/2019	480	587
ERP Operating LP, 3.00%, Due 4/15/2023C	290	294
General Electric Capital Corp.,
0.451%, Due 1/8/2016F	1,300	1,302
5.625%, Due 5/1/2018	375	424
6.00%, Due 8/7/2019	350	414
5.50%, Due 1/8/2020	800	938
5.30%, Due 2/11/2021	250	291
3.15%, Due 9/7/2022	1,100	1,153
5.875%, Due 1/14/2038	370	491
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	500	521
6.25%, Due 9/1/2017	1,100	1,226
5.95%, Due 1/18/2018	970	1,086
6.00%, Due 6/15/2020	990	1,167
5.75%, Due 1/24/2022	500	593
3.50%, Due 1/23/2025	325	334
HCP, Inc., 5.375%, Due 2/1/2021	500	572
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	350	378
5.25%, Due 1/15/2022E	500	571
Humana, Inc., 3.15%, Due 12/1/2022	595	602
ING Bank N.V.,
5.125%, Due 5/1/2015B	250	253
3.75%, Due 3/7/2017B	1,500	1,577
JPMorgan Chase & Co.,

	Par Amount	Fair Value
	(000’s)	(000’s)
0.571%, Due 6/13/2016F	$480	$475
3.625%, Due 5/13/2024	1,900	1,997
3.875%, Due 9/10/2024	660	681
5.50%, Due 10/15/2040	1,000	1,259
KeyCorp, 5.10%, Due 3/24/2021	385	445
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023B	480	514
Loews Corp., 5.25%, Due 3/15/2016	1,200	1,259
MetLife, Inc.,
6.375%, Due 6/15/2034	500	700
4.721%, Due 12/15/2044	600	709
Morgan Stanley,
0.733%, Due 10/15/2015F	1,180	1,182
1.75%, Due 2/25/2016F	960	967
7.30%, Due 5/13/2019	1,120	1,349
5.625%, Due 9/23/2019	600	687
2.65%, Due 1/27/2020	990	1,005
4.35%, Due 9/8/2026	665	696
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	475
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	511
PNC Funding Corp., 3.30%, Due 3/8/2022	620	657
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	450	549
4.60%, Due 5/15/2044	1,000	1,119
Simon Property Group LP,
2.20%, Due 2/1/2019C	1,100	1,126
3.375%, Due 10/1/2024C E	1,000	1,052
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	725	759
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	830
Toronto Dominion Bank, 2.625%, Due 9/10/2018	1,015	1,050
Trinity Acquisition PLC, 4.625%, Due 8/15/2023A	320	346
UBS AG, 5.875%, Due 12/20/2017	1,163	1,303
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	460	461
3.95%, Due 10/15/2042	350	376
US Bancorp, 1.95%, Due 11/15/2018	1,660	1,686
Ventas Realty LP, 5.70%, Due 9/30/2043C	290	368
Wachovia Corp.,
0.623%, Due 10/15/2016F	1,300	1,296
5.75%, Due 2/1/2018	950	1,067
Wells Fargo & Co., 2.15%, Due 1/15/2019	465	472
Westpac Banking Corp., 1.50%, Due 12/1/2017	1,335	1,340

		73,953

Manufacturing - 7.55%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	365	378
Altera Corp.,
1.75%, Due 5/15/2017	260	263
2.50%, Due 11/15/2018	255	262
American Honda Finance Corp.,
2.125%, Due 2/28/2017B	1,000	1,021
3.875%, Due 9/21/2020B	500	546
Analog Devices, Inc., 3.00%, Due 4/15/2016	425	435
Apple, Inc., 2.40%, Due 5/3/2023	1,250	1,264
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	557
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024B	1,000	1,069
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	441

	Par Amount	Fair Value
	(000’s)	(000’s)
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	$585	$594
Cooper US, Inc., 3.875%, Due 12/15/2020	665	718
Cummins, Inc., 3.65%, Due 10/1/2023	670	731
Daimler Finance North America LLC, 2.25%, Due 9/3/2019B D	500	509
Delphi Corp., 4.15%, Due 3/15/2024	705	758
Dow Chemical Co.,
4.25%, Due 11/15/2020	515	570
4.125%, Due 11/15/2021	400	436
3.00%, Due 11/15/2022	365	369
3.50%, Due 10/1/2024	600	617
Eaton Corp., PLC,
5.60%, Due 5/15/2018A	455	508
2.75%, Due 11/2/2022A	335	341
EMC Corp., 1.875%, Due 6/1/2018	930	940
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	700	737
5.875%, Due 8/2/2021D	600	710
General Electric Co., 5.25%, Due 12/6/2017	440	491
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	430
4.05%, Due 9/15/2022	350	371
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	500	507
Intel Corp., 3.30%, Due 10/1/2021	465	500
John Deere Capital Corp.,
1.05%, Due 10/11/2016	655	659
1.30%, Due 3/12/2018	550	553
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	541
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	601
L-3 Communications Corp., 3.95%, Due 5/28/2024	370	383
LYB International Finance BV, 4.00%, Due 7/15/2023	690	729
Monsanto Co.,
1.15%, Due 6/30/2017	1,095	1,095
4.40%, Due 7/15/2044	725	804
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	900	920
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	226
Nucor Corp.,
4.125%, Due 9/15/2022	325	354
4.00%, Due 8/1/2023	325	349
Oracle Corp.,
2.25%, Due 10/8/2019	725	746
4.30%, Due 7/8/2034	725	820
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	595	600
1.10%, Due 6/6/2017	340	341
Pentair Finance S.A., 3.15%, Due 9/15/2022	485	491
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	505	515
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	480	491
2.125%, Due 7/18/2019	650	669
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	365	413
United Technologies Corp.,
1.80%, Due 6/1/2017	840	858
6.125%, Due 7/15/2038	600	835
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019B D	1,000	1,026
Xerox Corp., 2.95%, Due 3/15/2017	175	181

	Par Amount	Fair Value
	(000’s)	(000’s)
Xilinx, Inc., 2.125%, Due 3/15/2019	$300	$304

		32,577

Service - 4.84%
AbbVie, Inc.,
1.75%, Due 11/6/2017	525	529
2.90%, Due 11/6/2022	380	386
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024B	1,000	1,017
Baxter International, Inc., 1.85%, Due 6/15/2018	605	611
Bayer US Finance LLC, 2.375%, Due 10/8/2019B D	500	513
Becton Dickinson and Co., 3.25%, Due 11/12/2020	480	497
Cardinal Health, Inc., 3.20%, Due 3/15/2023	635	654
CareFusion Corp., 3.875%, Due 5/15/2024	535	573
CBS Corp., 3.375%, Due 3/1/2022	1,000	1,032
Celgene Corp., 5.25%, Due 8/15/2043	310	376
Comcast Corp.,
5.875%, Due 2/15/2018	925	1,050
6.55%, Due 7/1/2039	800	1,149
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040D	225	277
eBay, Inc., 1.35%, Due 7/15/2017	600	598
Genzyme Corp., 5.00%, Due 6/15/2020	270	310
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017A	1,090	1,103
Home Depot, Inc., 2.70%, Due 4/1/2023	330	338
Lowe’s Companies, Inc., 4.25%, Due 9/15/2044	330	371
MasterCard, Inc., 3.375%, Due 4/1/2024	575	614
McKesson Corp.,
3.25%, Due 3/1/2016	200	205
1.292%, Due 3/10/2017	370	371
3.796%, Due 3/15/2024	600	642
Medtronic, Inc.,
3.50%, Due 3/15/2025B	1,000	1,059
4.375%, Due 3/15/2035B	380	422
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	248
Sanofi,
1.25%, Due 4/10/2018	235	235
4.00%, Due 3/29/2021	395	441
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	249
4.30%, Due 11/23/2023	400	438
3.85%, Due 9/29/2024	600	632
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,228
4.75%, Due 3/29/2021	350	393
Viacom, Inc., 4.50%, Due 2/27/2042	500	497
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	670	686
3.80%, Due 11/18/2024	500	529
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	609

		20,882

Telecommunications - 2.70%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	482
AT&T, Inc.,
5.55%, Due 8/15/2041	1,000	1,152
4.35%, Due 6/15/2045	448	445
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	973
Orange S.A., 2.125%, Due 9/16/2015	225	227

	Par Amount	Fair Value
	(000’s)	(000’s)
Rogers Communications, Inc., 5.00%, Due 3/15/2044	$790	$923
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	780	862
5.15%, Due 9/15/2023	305	350
3.50%, Due 11/1/2024	350	359
6.40%, Due 9/15/2033	595	770
6.90%, Due 4/15/2038	900	1,231
6.55%, Due 9/15/2043	850	1,148
Vodafone Group PLC,
1.50%, Due 2/19/2018A	1,060	1,053
6.15%, Due 2/27/2037A	1,310	1,672

		11,647

Transportation - 0.68%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030D	320	481
5.75%, Due 5/1/2040D	190	250
5.15%, Due 9/1/2043D	500	613
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	452
CSX Corp., 5.50%, Due 4/15/2041	425	546
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	338
Union Pacific Corp., 3.375%, Due 2/1/2035	260	266

		2,946

Utilities - 2.86%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	457
4.625%, Due 12/1/2054	235	276
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	510	547
Dominion Resources, Inc., 4.70%, Due 12/1/2044	1,000	1,173
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	482
Duke Energy Progress, Inc., 4.15%, Due 12/1/2044	535	619
Electricite de France S.A., 4.60%, Due 1/27/2020B	580	651
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,353
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	553
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	500	562
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	508
4.40%, Due 1/15/2021	1,000	1,119
Sempra Energy, 6.50%, Due 6/1/2016	340	365
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	295	316
Southern Co., 2.15%, Due 9/1/2019	450	458
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	847
Union Electric Co., 6.70%, Due 2/1/2019	510	607
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,444

		12,337

Total Corporate Obligations (Cost $162,862)		174,120

FOREIGN GOVERNMENT OBLIGATIONS - 0.27%
Energy - 0.27%
Petrobras Global Finance BV,
3.875%, Due 1/27/2016	300	292
5.375%, Due 1/27/2021	500	449
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	421

Total Foreign Government Obligations (Cost $1,187)		1,162

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED OBLIGATIONS - 4.65%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	$3,500	$3,509
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	850	853
AmeriCredit Automobile Receivables Trust, 1.15%, Due 6/10/2019, 2014 3 A3	960	961
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	980
Capital One Multi-Asset Execution Trust, 1.48%, Due 7/15/2020, 2014 A5 A	1,400	1,412
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	800	804
Ford Credit Auto Lease Trust, 0.90%, Due 6/15/2017, 2014 A A4	440	440
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,714
1.40%, Due 8/15/2019, 2014 4 A1	1,790	1,797
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	550	550
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	410	410
0.90%, Due 12/16/2019, 2014 A A4	1,405	1,406
National Credit Union Administration,
0.567%, Due 3/11/2020, 2011 R3 1AF	2,008	2,016
0.618%, Due 10/7/2020, 2010 R1 1AF	1,498	1,507
Nissan Master Owner Trust Receivables, 0.637%, Due 5/15/2017, 2012 A AF	1,700	1,701

Total Asset-Backed Obligations (Cost $19,996)		20,060

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.12% (Cost $509)
Freddie Mac (REMIC), 0.567%, Due 12/15/2040, 3891 DFF	509	511

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.72%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	134	134
5.634%, Due 4/10/2049, 2007-2 A2	49	49
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	837
5.54%, Due 9/11/2041, 2006-PW13 A4	1,192	1,252
Ginnie Mae REMIC Trust,
2.012%, Due 7/16/2035, 2011-144 AB	650	652
2.174%, Due 7/16/2038, 2011-147 A	2,633	2,648
1.45%, Due 4/16/2039, 2013-45 AB	2,736	2,709
2.586%, Due 9/16/2039, 2014-31 AB	2,771	2,817
2.17%, Due 4/16/2041, 2012 44 A	4,025	4,038
1.732%, Due 5/16/2042, 2012 70 A	2,975	2,946
2.70%, Due 4/16/2043, 2011-109 AB	1,702	1,730
2.543%, Due 9/16/2044, 2011-96 AC	676	683
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,783
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1B	310	322
3.849%, Due 12/10/2043, 2010-C2 A1B	712	734
3.645%, Due 3/10/2044, 2011-GC3 A2B	497	508
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1B	278	279
4.388%, Due 2/15/2046, 2011-C3 A3B	800	868
5.699%, Due 2/12/2049, 2007-CB19 A4	550	591
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	986
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	534	570
Wachovia Bank Commercial Mortgage Trust, 5.716%, Due 6/15/2049, 2007-C32 A2	49	49
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	770	825

Total Commercial Mortgage-Backed Obligations (Cost $28,650)		29,010

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 19.48%
Federal Home Loan Mortgage Corporation - 3.66%
4.50%, Due 3/1/2019	$60	63
5.00%, Due 10/1/2020	158	169
3.50%, Due 9/1/2028	2,750	2,961
3.00%, Due 7/1/2033	3,933	4,115
5.00%, Due 8/1/2033	107	118
5.50%, Due 2/1/2034	142	160
6.00%, Due 8/1/2034	77	88
5.00%, Due 8/1/2035	58	64
5.00%, Due 9/1/2035	142	157
5.50%, Due 4/1/2037	70	79
5.00%, Due 3/1/2038	99	109
5.50%, Due 5/1/2038	129	144
5.50%, Due 6/1/2038	92	102
4.00%, Due 1/1/2041	812	871
4.50%, Due 2/1/2041	575	625
3.50%, Due 3/1/2042	745	790
3.50%, Due 6/1/2042	3,366	3,553
3.50%, Due 2/1/2043	1,536	1,622

		15,790

Federal National Mortgage Association - 14.23%
6.50%, Due 2/1/2017	16	17
5.00%, Due 12/1/2017	67	71
4.50%, Due 9/1/2018	163	172
4.00%, Due 8/1/2020	38	40
3.50%, Due 1/1/2026	220	234
4.00%, Due 5/1/2026	153	164
4.00%, Due 6/1/2026	1,783	1,911
3.00%, Due 8/1/2027	604	638
3.00%, Due 11/1/2027	1,160	1,230
3.50%, Due 1/1/2028	2,787	2,962
5.00%, Due 3/1/2034	141	156
4.50%, Due 4/1/2034	587	642
5.50%, Due 6/1/2034	89	100
4.50%, Due 9/1/2034	45	49
5.50%, Due 2/1/2035	154	173
5.00%, Due 5/1/2035	1,976	2,192
5.00%, Due 11/1/2035	121	134
5.50%, Due 12/1/2035	96	108
5.00%, Due 2/1/2036	100	111
5.50%, Due 4/1/2036	202	226
6.00%, Due 9/1/2036	38	43
6.50%, Due 12/1/2036	84	96
5.50%, Due 2/1/2037	102	114
6.00%, Due 9/1/2037	92	104
6.00%, Due 1/1/2038	127	144
5.50%, Due 3/1/2038	241	274
5.00%, Due 4/1/2038	95	105
5.50%, Due 6/1/2038	65	72
4.50%, Due 1/1/2040	1,120	1,220
5.00%, Due 5/1/2040	969	1,079
5.00%, Due 6/1/2040	1,296	1,440

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 9/1/2040	$788	$845
4.00%, Due 12/1/2040	3,713	3,981
4.00%, Due 1/1/2041	3,117	3,341
4.00%, Due 2/1/2041	1,861	2,015
5.00%, Due 3/1/2041	935	1,036
4.00%, Due 4/1/2041	864	945
4.50%, Due 4/1/2041	3,976	4,333
4.50%, Due 5/1/2041	598	652
4.50%, Due 8/1/2041	2,370	2,581
4.00%, Due 9/1/2041	2,036	2,182
4.50%, Due 10/1/2041	902	996
4.00%, Due 11/1/2041	696	746
5.00%, Due 3/1/2042	983	1,098
4.00%, Due 8/1/2042	2,537	2,727
3.50%, Due 9/1/2042	883	934
4.00%, Due 11/1/2042	310	332
3.50%, Due 1/1/2043	949	1,004
4.50%, Due 1/1/2043	662	722
3.00%, Due 6/1/2043	5,182	5,363
3.00%, Due 8/1/2043	3,733	3,864
3.50%, Due 8/1/2044	2,299	2,431
4.00%, Due 9/1/2044	848	923
3.50%, Due 11/1/2044	2,190	2,316

		61,388

Government National Mortgage Association - 1.59%
6.50%, Due 3/15/2028	105	123
6.00%, Due 4/15/2031	123	142
5.50%, Due 2/15/2040	412	460
5.50%, Due 2/20/2034	129	145
4.50%, Due 10/20/2040	885	985
4.50%, Due 5/15/2039	2,198	2,404
4.50%, Due 6/15/2040	877	976
3.50%, Due 3/15/2043	1,541	1,632

		6,867

Total U.S. Agency Mortgage-Backed Obligations (Cost $81,706)		84,045

U.S. TREASURY OBLIGATIONS - 25.53%
1.50%, Due 6/30/2016	6,500	6,609
3.125%, Due 10/31/2016	6,400	6,703
0.875%, Due 1/31/2017	13,575	13,677
0.75%, Due 12/31/2017	4,600	4,598
1.375%, Due 9/30/2018	4,450	4,517
1.125%, Due 5/31/2019	1,000	1,001
1.25%, Due 2/29/2020	6,600	6,609
1.75%, Due 10/31/2020	1,000	1,022
2.00%, Due 11/15/2021	11,875	12,280
2.00%, Due 2/15/2022	16,600	17,175
1.625%, Due 11/15/2022	9,100	9,152
2.50%, Due 8/15/2023	7,500	8,036
2.375%, Due 8/15/2024	2,795	2,969
6.875%, Due 8/15/2025	770	1,155
5.25%, Due 11/15/2028	750	1,049
4.75%, Due 2/15/2037	800	1,180

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 8/15/2039	$1,700	$2,446
3.125%, Due 11/15/2041	8,425	9,974

Total U.S. Treasury Obligations (Cost $103,897)		110,152

	Shares
SHORT-TERM INVESTMENTS - 2.13% (Cost $9,178)
JPMorgan U.S. Government Money Market Fund, Capital Class	9,177,628	9,178

TOTAL INVESTMENTS - 99.26% (Cost $407,985)		428,238
OTHER ASSETS, NET OF LIABILITIES - 0.74%		3,225

TOTAL NET ASSETS - 100.00%		$431,463

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,747 or 3.88% of net assets. The Fund has no right to demand registration of these securities.
C	LP - Limited Partnership.
D	LLC - Limited Liability Company.
E	REIT - Real Estate Investment Trust.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

American Beacon Short-Term Bond Fund

January 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 35.41%
Consumer - 0.79%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,004

Finance - 19.30%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	3,000	3,016
Bank America Corp., 3.625%, Due 3/17/2016	4,420	4,548
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, Due 9/9/2016A	3,000	3,024
Barclays Bank PLC, 5.00%, Due 9/22/2016B	995	1,060
Citigroup, Inc.,
1.216%, Due 7/25/2016	1,000	1,006
1.70%, Due 7/25/2016	2,000	2,018
0.912%, Due 11/15/2016	1,000	1,001
0.778%, Due 3/10/2017C	1,000	998
Danske Bank A/S, 3.875%, Due 4/14/2016A	3,000	3,102
Deutsche Bank AG/London, 3.25%, Due 1/11/2016	3,700	3,781
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,041
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	1,000	1,042
3.625%, Due 2/7/2016	3,270	3,357
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	3,500	3,593
3.15%, Due 7/5/2016	2,273	2,341
Morgan Stanley,
3.45%, Due 11/2/2015	3,000	3,059
3.80%, Due 4/29/2016	3,000	3,101
Sumitomo Mitsui Banking Corp., 1.45%, Due 7/19/2016	2,350	2,365
Wells Fargo & Company, 3.676%, Due 6/15/2016	3,500	3,638

		49,091

Manufacturing - 4.99%
American Honda Finance Corp., 1.00%, Due 8/11/2015A	2,000	2,008
Daimler Finance North America LLC, 3.00%, Due 3/28/2016A D	3,500	3,587
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017D	1,000	1,053
Nissan Motor Acceptance Corp., 0.955%, Due 9/26/2016A C	3,000	3,014
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,015

		12,677

Service - 5.52%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,009
Alibaba Group Holding Ltd., 1.625%, Due 11/28/2017A	3,000	2,991
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,003
Medtronic, Inc., 1.50%, Due 3/15/2018A	2,000	2,014
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	1,001
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,001
Walgreens Boots Alliance, Inc., 1.75%, Due 11/17/2017	2,000	2,018

		14,037

Telecommunications - 4.35%
AT&T, Inc., 1.146%, Due 11/27/2018	3,000	3,040
British Telecommunications PLC, 1.625%, Due 6/28/2016B	3,000	3,026
Verizon Communications, Inc., 1.35%, Due 6/9/2017	5,000	4,995

		11,061

Utilities - 0.46%
Dominion Resources, Inc., 1.95%, Due 8/15/2016	1,149	1,166

Total Corporate Obligations (Cost $90,353)		90,036

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED OBLIGATIONS - 17.63%
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	$2,438	$2,440
1.32%, Due 6/20/2018, 2014 1 A3	3,000	3,014
Chrysler Capital Auto Receivables Trust, 0.91%, Due 4/16/2018, 2013-AA A3A	3,425	3,434
Citibank Credit Card Issuance Trust, 1.32%, Due 9/7/2018, 2013 A6 A6	5,000	5,042
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	111	111
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,003
GE Equipment Transportation LLC, 0.62%, Due 7/25/2016, 2012-2 A3D	772	772
Golden Credit Card Trust, 0.597%, Due 9/15/2018, 2013-2A AA C	3,000	3,006
MMCA Auto Owner Trust, 1.21%, Due 12/16/2019, 2014 A A3A	2,955	2,964
National Credit Union Administration,
0.618%, Due 1/8/2020, 2011 R1 1AC	4,156	4,179
0.568%, Due 2/6/2020, 2011 R2 1AC	1,136	1,141
0.567%, Due 3/11/2020, 2011 R3 1AC	3,981	3,997
1.84%, Due 10/7/2020, 2010-R1 2A	110	111
Nissan Master Owner Trust Receivables, 0.467%, Due 2/15/2018, 2013-A AC	3,500	3,499
Synchrony Credit Card Master Note Trust, 1.61%, Due 11/15/2020, 2014 1 A	2,000	2,010
Toyota Auto Receivables Owner Trust, 0.93%, Due 7/16/2018, 2014 C A3	2,000	2,005
Volkswagen Auto Lease Trust, 0.84%, Due 7/20/2016, 2013 A A3	3,700	3,706
Volkswagen Auto Loan Enhanced Trust, 0.85%, Due 8/22/2016, 2012-1 A3	402	402

Total Asset-Backed Obligations (Cost $44,797)		44,836

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.80%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	46	46
Ginnie Mae REMIC Trust,
1.864%, Due 8/16/2031, 2010-141 A	508	509
2.45%, Due 7/16/2032, 2011-109 A	759	761
2.25%, Due 5/16/2033, 2011-92 A	1,246	1,251
2.25%, Due 8/16/2034, 2011-78 A	558	558
2.21%, Due 11/16/2034, 2011-16 A	508	509
2.21%, Due 12/16/2035, 2011-31 A	879	882
2.782%, Due 6/16/2036, 2010-13 AD	598	607
2.45%, Due 7/16/2038, 2011-49 A	1,583	1,613
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	371	372

Total Commercial Mortgage-Backed Obligations (Cost $7,144)		7,108

U.S. TREASURY OBLIGATIONS - 43.60%
0.50%, Due 6/15/2016	6,000	6,017
1.00%, Due 8/31/2016	20,000	20,200
1.00%, Due 9/30/2016	20,000	20,206
1.000%, Due 10/31/2016	20,000	20,209
0.625%, Due 11/15/2016	4,000	4,015
0.875%, Due 11/30/2016	20,000	20,161
0.625%, Due 12/15/2016	20,000	20,064

Total U.S. Treasury Obligations (Cost $110,807)		110,872

	Shares
SHORT-TERM INVESTMENTS - 0.32% (Cost $804)
JPMorgan U.S. Government Money Market Fund, Capital Class	803,609	804

	Par Amount	Fair Value
	(000’s)	(000’s)
TOTAL INVESTMENTS - 99.76% (Cost $253,905)		$253,656
OTHER ASSETS, NET OF LIABILITIES - 0.24%		624

TOTAL NET ASSETS - 100.00%		$254,280

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $35,547 or 13.98% of net assets. The Fund has no right to demand registration of these securities.
B	PLC - Public Limited Company.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	LLC - Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of January 31, 2015, the investments were classified as described below (in thousands):

Balanced Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$583,261	$—	$—	$583,261
Preferred Stock	4,853	—	—	4,853
Corporate Obligations	—	125,003	—	125,003
Foreign Government Obligations	—	560	—	560
Asset-Backed Obligations	—	10,901	—	10,901
Commercial Mortgage-Backed Obligations	—	19,427	—	19,427
Collateralized Mortgage	—	383	—	383
U.S. Agency Mortgage-Backed Obligations	—	51,931	—	51,931
U.S. Treasury Obligations	—	210,664	—	210,664
Municipal Obligations	—	3,641	—	3,641
Short-Term Investments – Money Market Funds	70,701	—	—	70,701

Total Investments in Securities	$658,815	$422,510	$—	$1,081,325

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(1,051)	$—	$—	$(1,051)

Total Derivative Financial Instruments	$(1,051)	$—	$—	$(1,051)

Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$10,674,407	$—	$—	$10,674,407
Preferred Stock	10,618	—		10,618
Short-Term Investments – Money Market Funds	478,083	—	—	478,083

Total Investments in Securities	$11,163,108	$—	$—	$11,163,108

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(7,458)	$—	$—	$(7,458)

Total Derivative Financial Instruments	$(7,458)	$—	$—	$(7,458)

Mid-Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$603,829	$—	$—	$603,829
Short-Term Investments – Money Market Funds	35,246	—	—	35,246
Securities Lending Collateral – Money Market Funds	11,603	—	—	11,603

Total Investments in Securities	$650,678	$—	$—	$650,678

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(237)	$—	$—	$(237)

Total Derivative Financial Instruments	$(237)	$—	$—	$(237)

Small Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$5,259,493	$—	$—	$5,259,493
Short-Term Investments – Money Market Funds	176,380	—	—	176,380
Security Lending Collateral - Money Market Funds	164,242	—	—	164,242

Total Investments in Securities	$5,600,115	$—	$—	$5,600,115

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(893)	$—	$—	$(893)

Total Derivative Financial Instruments	$(893)	$—	$—	$(893)

Small Cap Value II1	Level 1	Level 2	Level 3	Total
Common Stock	$4,708	$—	$—	$4,708
Short-Term Investments – Money Market Funds	182	—	—	182

Total Investments in Securities	$4,890	$—	$—	$4,890

Derivative Financial Instruments - Asset[2]
Futures Contracts	$2	$—	$—	$2

Total Derivative Financial Instruments	$2	$—	$—	$2

International Equity[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$119,544	$2,055,343	$—	$2,174,887
Short-Term Investments – Money Market Funds	99,296	—	—	99,296
Securities Lending Collateral - Money Market Funds	10,571	—	—	10,571

Total Investments in Securities	$229,411	$2,055,343	$—	$2,284,754

Financial Derivative Instruments-Assets[2]
Future Contracts	$4,551	—	—	$4,551
Foreign Currency Contracts	3,176	—	—	3,176

Total Financial Derivative Instruments	$7,727	$—	$—	$7,727

Financial Derivative Instruments-Liabilities[2]
Future Contracts	$(47)	—	—	$(47)
Foreign Currency Contracts	(6,953)	—	—	(6,953)

Total Financial Derivative Instruments	$(7,000)	$—	$—	$(7,000)

Emerging Markets Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$2,365	$888	$—	$3,253
Foreign Common Stock	28,355	82,861	—	111,216
Domestic Common Stock	284	—	—	284
Short-Term Investments – Money Market Funds	7,603	—	—	7,603

Total Investments in Securities	$38,607	$83,749	$—	$122,356

Financial Derivative Instruments-Assets[2]
Foreign Currency Contracts	31	—	—	31

Total Financial Derivative Instruments	$21	$—	$—	$21

Financial Derivative Instruments-Liabilities[2]
Futures Contracts	$(43)	—	—	$(43)
Foreign Currency Contracts	(2)	—	—	(2)

Total Financial Derivative Instruments	$(45)	$—	$—	$(45)

High Yield Bond[1]	Level 1	Level 2	Level 3	Total
Common Stock	$232	$—	$16	$248
Preferred Stock	633	—	—	633
Convertible Preferred Stock	—	—	35	35
Convertible Obligations	—	308	—	308
Corporate Obligations	40	201,597	—	201,637
Short-Term Investments – Money Market Funds	9,040	—	—	9,040

Total Investments in Securities	$9,945	$201,905	$51	$211,901

Retirement Income and Appreciation Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$802	$—	$—	$802
Convertible Preferred Stock	1,165	—	—	1,165
Preferred Stock	3,125	501	—	3,626
Convertible Obligations	—	17,909	—	17,909
Corporate Obligations	—	32,820	—	32,820
Foreign Government Obligations	—	532	—	532
Asset-Backed Obligations	—	1,289	—	1,289
Collateralized Mortgage Obligations	—	383	—	383
Commercial Mortgage-Backed Obligations	—	9,888	—	9,888
U.S. Agency Mortgage-Backed Obligations	—	11,668	—	11,668
U.S. Treasury Obligations	—	20,492	—	20,492
Short-Term Investments – Money Market Funds	3,673	—	—	3,673

Total Investments in Securities	$8,765	$95,482	$—	$104,247

Intermediate Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$174,120	$—	$174,120
Foreign Government Obligations	—	1,162	—	1,162
Asset-Backed Obligations	—	20,060	—	20,060
Collateralized Mortgage Obligations	—	511	—	511
Commercial Mortgage-Backed Obligations	—	29,010	—	29,010
U.S. Agency Mortgage-Backed Obligations	—	84,045	—	84,045
U.S. Treasury Obligations	—	110,152	—	110,152
Short-Term Investments – Money Market Funds	9,178	—	—	9,178

Total Investments in Securities	$9,178	$419,060	$—	$428,238

Short-Term Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$90,036	$—	$90,036
Asset-Backed Obligations	—	44,836	—	44,836
Commercial Mortgage-Backed Obligations	—	7,108	—	7,108
U.S. Treasury Obligations	—	110,872	—	110,872
Short-Term Investments – Money Market Funds	804	—	—	804

Total Investments in Securities	$804	$252,852	$—	$253,656

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

During the quarter ended January 31, 2015, the Emerging Markets Fund transferred securities with a value of $1,146 from Level 2 to Level 1.

The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

	Common Stocks	Rights	Preferred Stocks	Convertible Preferred Stocks	Convertible Obligations	Corporate Obligations	Foreign Government Obligations	Short Term Investments	Totals
Balance as of October 31, 2014	$76	$—	$45	$—	$—	$—	$—	$—	$121
Realized gain (loss)	(67)	—	—	—	—	—	—	—	(67)
Change in unrealized appreciation or (depreciation)	65	—	(10)	—	—	—	—	—	55
Purchases	—	—	—	—	—	—	—	—	—
Sales	58	—	—	—	—	—	—	—	58
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—	—	—	—	—

Balance as of January 31, 2015	16	—	35	—	—	—	—	—	51

Change in unrealized at period end	$65	$—	$(9)	$—	$—	$—	$—	$—	$56

	Common Stocks	Convertible Preferred Stock
Ending Balance as of 1/31/2015	$16	$35
Valuation Technique	Indicative bid quote	Indicative bid quote
Unobservable Inputs	Broker Quote	Broker Quote
Input Value(s)	$725	$725

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2015 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Mortgage-Related and Other Asset-Backed Securities

The Funds’ may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.

Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds’ may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended January 31, 2015, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended January 31, 2015, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2015, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$960,753	$147,987	$(27,415)	$120,572
Large Cap Value	9,553,276	2,175,393	(565,561)	1,609,832
Mid-Cap Value	619,337	64,656	(33,315)	31,341
Small Cap Value	4,857,471	1,004,440	(261,796)	742,644
Small Cap Value II	4,650	462	(222)	240
International Equity	2,091,934	361,183	(168,363)	192,820
Emerging Markets	143,642	9,418	(30,704)	(21,286)
High Yield Bond	225,610	3,403	(17,112)	(13,709)
Retirement Income and Appreciation	97,470	7,426	(649)	6,777
Intermediate Bond	408,533	20,106	(401)	19,705
Short-Term Bond	253,905	367	(616)	(249)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 31, 2015

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: March 31, 2015